UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07043

Name of Registrant:	Vanguard Admiral Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2020—August 31, 2021

Item 1: Reports to Shareholders

Annual Report   |   August 31, 2021
Vanguard Money Market Funds
Vanguard Cash Reserves Federal Money Market Fund
Vanguard Federal Money Market Fund
Vanguard Treasury Money Market Fund

Contents
About Your Fund’s Expenses	1
Cash Reserves Federal Money Market Fund	3
Federal Money Market Fund	19
Treasury Money Market Fund	35
Trustees Approve Advisory Arrangements	47

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended August 31, 2021
	Beginning Account Value 2/28/2021	Ending Account Value 8/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Cash Reserves Federal Money Market Fund	$1000.00	$1000.10	$0.25
Federal Money Market Fund	$1000.00	$1000.10	$0.30
Treasury Money Market Fund	$1000.00	$1000.10	$0.30
Based on Hypothetical 5% Yearly Return
Cash Reserves Federal Money Market Fund	$1000.00	$1024.95	$0.26
Federal Money Market Fund	$1000.00	$1024.90	$0.31
Treasury Money Market Fund	$1000.00	$1024.90	$0.31
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are 0.05% for the Cash Reserves Federal Money Market Fund, 0.06% for the Federal Money Market Fund, and 0.06% for the Treasury Money Market Fund. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
2

Cash Reserves Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of August 31, 2021
1 - 7 Days	54.9%
8 - 30 Days	15.7
31 - 60 Days	10.4
61 - 90 Days	8.9
91 - 180 Days	10.0
Over 180 Days	0.1
3

Cash Reserves Federal Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2021
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (66.8%)
[2]	Fannie Mae Discount Notes	0.020%–0.025%	9/1/21	29,560	29,560
[2]	Fannie Mae Discount Notes	0.056%	9/15/21	14,433	14,433
[2]	Fannie Mae Discount Notes	0.051%	9/22/21	61,334	61,332
[2]	Fannie Mae Discount Notes	0.051%	9/29/21	51,804	51,802
[2]	Fannie Mae Discount Notes	0.045%–0.051%	10/6/21	40,000	39,998
[2]	Fannie Mae Discount Notes	0.045%	10/13/21	50,000	49,997
[2]	Fannie Mae Discount Notes	0.044%	10/20/21	23,034	23,033
[2]	Fannie Mae Discount Notes	0.045%	10/27/21	42,000	41,997
[2]	Fannie Mae Discount Notes	0.045%	11/3/21	32,000	31,997
[2]	Fannie Mae Discount Notes	0.046%–0.051%	11/10/21	8,837	8,836
[3]	Federal Farm Credit Banks Funding Corp., EFFR + 0.000%	0.080%	9/1/21	17,000	17,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	0.055%	9/1/21	125,000	124,996
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	0.055%	9/1/21	115,000	114,997
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.075%	9/1/21	183,000	182,998
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.075%	9/1/21	35,000	34,998
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.030%	0.080%	9/1/21	194,000	193,989
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.030%	0.080%	9/1/21	127,000	126,996
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	0.090%	9/1/21	82,000	82,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.100%	9/1/21	69,125	69,136
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.100%	9/1/21	59,000	59,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.100%	9/1/21	36,000	36,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	0.105%	9/1/21	351,000	350,988
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	9/1/21	225,000	224,989
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	9/1/21	158,000	157,997
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	9/1/21	80,000	80,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	9/1/21	60,000	60,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	9/1/21	45,000	45,000
4

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.070%	0.120%	9/1/21	246,000	245,993
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	0.130%	9/1/21	122,000	122,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	0.130%	9/1/21	98,000	98,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.090%	0.140%	9/1/21	117,000	117,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.100%	0.150%	9/1/21	99,000	99,032
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.040%	0.085%	9/1/21	61,000	60,998
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.065%	0.110%	9/1/21	148,000	147,996
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.065%	0.110%	9/1/21	91,000	90,996
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.070%	0.115%	9/1/21	123,000	122,994
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.070%	0.125%	9/1/21	41,000	40,998
	Federal Farm Credit Discount Notes	0.051%	11/22/21	9,000	8,999
	Federal Home Loan Banks	0.020%	9/16/21	256,000	256,000
	Federal Home Loan Banks	0.020%	9/21/21	363,000	363,000
	Federal Home Loan Banks	0.045%	10/14/21	83,000	83,000
	Federal Home Loan Banks	0.045%	10/18/21	117,000	117,000
	Federal Home Loan Banks	0.040%	10/19/21	202,000	201,998
	Federal Home Loan Banks	0.045%	10/19/21	84,000	84,000
	Federal Home Loan Banks	0.040%	10/19/21	33,000	33,000
	Federal Home Loan Banks	0.045%	10/21/21	335,000	335,000
	Federal Home Loan Banks	0.045%	10/22/21	165,000	165,000
	Federal Home Loan Banks	0.030%	10/25/21	30,000	29,999
	Federal Home Loan Banks	0.040%	10/28/21	100,000	99,999
	Federal Home Loan Banks	0.040%	10/28/21	99,000	98,999
	Federal Home Loan Banks	0.045%	10/29/21	497,000	497,000
	Federal Home Loan Banks	0.040%	11/2/21	128,000	127,999
	Federal Home Loan Banks	0.040%	11/4/21	83,000	82,999
	Federal Home Loan Banks	0.040%	11/8/21	5,000	5,000
	Federal Home Loan Banks	0.050%	11/9/21	83,000	83,000
	Federal Home Loan Banks	0.040%	11/9/21	66,000	65,999
	Federal Home Loan Banks	0.040%	11/12/21	670,000	669,992
	Federal Home Loan Banks	0.050%	11/12/21	42,000	42,000
	Federal Home Loan Banks	0.040%	11/15/21	166,000	165,998
	Federal Home Loan Banks	0.040%	11/17/21	85,000	84,999
	Federal Home Loan Banks	0.030%	11/18/21	167,000	166,994
	Federal Home Loan Banks	0.045%	11/18/21	50,000	50,000
	Federal Home Loan Banks	0.045%	11/26/21	330,000	329,997
	Federal Home Loan Banks	0.035%	11/29/21	95,000	94,999
	Federal Home Loan Banks	0.045%	11/30/21	334,000	333,997
	Federal Home Loan Banks	0.040%	11/30/21	331,000	330,995
	Federal Home Loan Banks	0.045%	12/6/21	167,000	166,999
	Federal Home Loan Banks	0.045%	12/10/21	250,000	249,998
	Federal Home Loan Banks	0.045%	12/16/21	30,000	30,000
	Federal Home Loan Banks	0.045%	12/23/21	463,000	462,999
	Federal Home Loan Banks	0.050%	1/25/22	500,000	499,998
	Federal Home Loan Banks	0.050%	1/27/22	495,000	494,998
	Federal Home Loan Banks	0.050%	2/7/22	490,000	489,998
	Federal Home Loan Banks	0.050%	2/9/22	800,000	799,996
5

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks Discount Notes	0.051%–0.061%	9/1/21	36,439	36,439
	Federal Home Loan Banks Discount Notes	0.046%	9/3/21	3,002	3,002
	Federal Home Loan Banks Discount Notes	0.055%–0.061%	9/8/21	375,600	375,596
	Federal Home Loan Banks Discount Notes	0.055%	9/10/21	450,000	449,994
	Federal Home Loan Banks Discount Notes	0.051%	9/15/21	50,865	50,864
	Federal Home Loan Banks Discount Notes	0.046%–0.051%	9/17/21	162,033	162,029
	Federal Home Loan Banks Discount Notes	0.046%–0.051%	9/22/21	127,420	127,416
	Federal Home Loan Banks Discount Notes	0.048%–0.061%	9/24/21	1,116,965	1,116,930
	Federal Home Loan Banks Discount Notes	0.044%–0.055%	9/29/21	392,402	392,387
	Federal Home Loan Banks Discount Notes	0.042%–0.051%	10/1/21	1,112,227	1,112,185
	Federal Home Loan Banks Discount Notes	0.043%	10/4/21	153,000	152,994
	Federal Home Loan Banks Discount Notes	0.043%–0.051%	10/6/21	863,491	863,454
	Federal Home Loan Banks Discount Notes	0.039%–0.045%	10/8/21	571,300	571,275
	Federal Home Loan Banks Discount Notes	0.044%–0.045%	10/13/21	758,312	758,273
	Federal Home Loan Banks Discount Notes	0.044%	10/14/21	220,000	219,988
	Federal Home Loan Banks Discount Notes	0.044%–0.051%	10/15/21	493,581	493,553
	Federal Home Loan Banks Discount Notes	0.044%–0.051%	10/20/21	674,111	674,070
	Federal Home Loan Banks Discount Notes	0.044%–0.046%	10/22/21	568,900	568,864
	Federal Home Loan Banks Discount Notes	0.043%–0.045%	10/27/21	394,000	393,973
	Federal Home Loan Banks Discount Notes	0.044%–0.046%	10/29/21	288,000	287,979
	Federal Home Loan Banks Discount Notes	0.041%	11/2/21	330,000	329,974
	Federal Home Loan Banks Discount Notes	0.040%–0.045%	11/3/21	644,000	643,950
	Federal Home Loan Banks Discount Notes	0.044%–0.045%	11/4/21	345,000	344,972
	Federal Home Loan Banks Discount Notes	0.040%–0.044%	11/5/21	463,000	462,963
	Federal Home Loan Banks Discount Notes	0.039%–0.042%	11/8/21	364,000	363,969
	Federal Home Loan Banks Discount Notes	0.038%–0.041%	11/9/21	381,000	380,967
	Federal Home Loan Banks Discount Notes	0.040%–0.051%	11/10/21	374,000	373,967
	Federal Home Loan Banks Discount Notes	0.042%	11/12/21	167,000	166,985
	Federal Home Loan Banks Discount Notes	0.040%	11/15/21	58,000	57,995
	Federal Home Loan Banks Discount Notes	0.040%–0.043%	11/16/21	391,000	390,963
	Federal Home Loan Banks Discount Notes	0.040%–0.042%	11/17/21	564,000	563,946
	Federal Home Loan Banks Discount Notes	0.039%–0.041%	11/18/21	388,000	387,962
	Federal Home Loan Banks Discount Notes	0.042%	11/19/21	150,000	149,985
	Federal Home Loan Banks Discount Notes	0.044%	11/24/21	388,000	387,960
	Federal Home Loan Banks Discount Notes	0.044%	11/26/21	461,000	460,952
	Federal Home Loan Banks Discount Notes	0.044%	12/1/21	58,000	57,994
	Federal Home Loan Banks Discount Notes	0.040%	12/2/21	248,000	247,974
	Federal Home Loan Banks Discount Notes	0.039%	12/7/21	330,000	329,963
	Federal Home Loan Banks Discount Notes	0.035%–0.039%	12/15/21	66,000	65,992
[3]	Federal Home Loan Banks, SOFR + 0.000%	0.050%	9/1/21	150,000	150,000
[3]	Federal Home Loan Banks, SOFR + 0.000%	0.050%	9/1/21	83,000	83,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	9/1/21	500,000	500,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	9/1/21	330,000	330,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	9/1/21	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	9/1/21	132,000	132,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	9/1/21	125,000	125,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	9/1/21	79,000	79,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	9/1/21	500,000	500,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	9/1/21	257,000	257,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	9/1/21	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	9/1/21	210,000	210,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	9/1/21	21,000	21,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	9/1/21	400,000	400,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	9/1/21	219,000	219,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	9/1/21	124,000	124,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	9/1/21	88,000	88,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	9/1/21	44,000	44,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	0.070%	9/1/21	500,000	500,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	0.070%	9/1/21	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	0.070%	9/1/21	109,000	109,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	0.085%	9/1/21	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.080%	0.130%	9/1/21	569,000	569,000
6

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, SOFR + 0.085%	0.135%	9/1/21	10,000	10,000
[3]	Federal Home Loan Banks, SOFR + 0.095%	0.145%	9/1/21	82,000	82,000
[3]	Federal Home Loan Banks, SOFR + 0.120%	0.170%	9/1/21	550,000	550,000
[3]	Federal Home Loan Banks, SOFR + 0.140%	0.190%	9/1/21	143,000	143,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.145%	9/1/21	350,000	350,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.145%	9/1/21	178,000	178,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.100%	0.150%	9/1/21	350,000	350,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.140%	0.190%	9/1/21	100,000	99,997
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.145%	0.195%	9/1/21	578,000	578,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.145%	0.195%	9/1/21	325,000	325,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.150%	0.200%	9/1/21	71,500	71,491
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.180%	0.230%	9/1/21	429,000	429,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.190%	0.240%	9/1/21	870,000	870,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.200%	0.250%	9/1/21	53,000	53,006
[2,3]	Federal National Mortgage Association, SOFR + 0.100%	0.150%	9/1/21	490,000	490,003
[2,3]	Federal National Mortgage Association, SOFR + 0.100%	0.150%	9/1/21	68,000	68,016
[2,3]	Federal National Mortgage Association, SOFR + 0.110%	0.160%	9/1/21	23,000	22,993
[2,3]	Federal National Mortgage Association, SOFR + 0.120%	0.170%	9/1/21	73,000	73,000
[2,3]	Federal National Mortgage Association, SOFR + 0.140%	0.190%	9/1/21	219,000	219,000
[2,3]	Federal National Mortgage Association, SOFR + 0.150%	0.200%	9/1/21	94,000	93,998
[2,3]	Federal National Mortgage Association, SOFR + 0.170%	0.220%	9/1/21	105,250	105,338
[2,3]	Federal National Mortgage Association, SOFR + 0.180%	0.230%	9/1/21	350,000	350,000
[2,3]	Federal National Mortgage Association, SOFR + 0.190%	0.240%	9/1/21	204,000	204,029
[2,3]	Federal National Mortgage Association, SOFR + 0.220%	0.270%	9/1/21	194,000	194,284
[2,3]	Federal National Mortgage Association, SOFR + 0.220%	0.270%	9/1/21	98,000	98,106
[2,3]	Federal National Mortgage Association, SOFR + 0.270%	0.320%	9/1/21	71,000	71,125
[2,3]	Federal National Mortgage Association, SOFR + 0.320%	0.370%	9/1/21	106,000	106,216
[2,3]	Federal National Mortgage Association, SOFR + 0.390%	0.440%	9/1/21	109,000	109,258
	U.S. Cash Management Bill	0.040%	9/23/21	2,300,000	2,299,944
	U.S. Cash Management Bill	0.048%	12/7/21	174,483	174,459
	U.S. Treasury Bill	0.020%–0.060%	9/2/21	1,618,756	1,618,754
	U.S. Treasury Bill	0.024%–0.042%	9/7/21	1,445,550	1,445,539
	U.S. Treasury Bill	0.025%–0.060%	9/9/21	2,216,700	2,216,684
	U.S. Treasury Bill	0.019%–0.047%	9/14/21	2,200,000	2,199,968
	U.S. Treasury Bill	0.055%	9/16/21	2,000,000	1,999,954
	U.S. Treasury Bill	0.042%	9/28/21	1,415,400	1,415,352
	U.S. Treasury Bill	0.040%–0.049%	9/30/21	1,005,800	1,005,766
	U.S. Treasury Bill	0.035%	10/7/21	474,870	474,853
7

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	U.S. Treasury Bill	0.040%	10/14/21	474,865	474,842
	U.S. Treasury Bill	0.040%	10/21/21	416,537	416,514
	U.S. Treasury Bill	0.048%	10/26/21	424,000	423,968
	U.S. Treasury Bill	0.035%	11/12/21	477,878	477,845
	U.S. Treasury Bill	0.030%	11/18/21	477,717	477,686
	U.S. Treasury Bill	0.040%	12/16/21	682,200	682,120
	U.S. Treasury Bill	0.055%	2/3/22	919,600	919,382
	U.S. Treasury Bill	0.050%	2/10/22	3,170,250	3,169,537
	U.S. Treasury Bill	0.055%	3/3/22	74,200	74,179
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.034%	0.079%	9/1/21	537,000	537,013
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.049%	0.094%	9/1/21	1,250,000	1,250,119
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.055%	0.100%	9/1/21	1,249,000	1,248,963
Total U.S. Government and Agency Obligations (Cost $63,382,023)					63,382,023
Repurchase Agreements (33.3%)
	Bank of Montreal (Dated 7/8/21, Repurchase Value $84,008,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%, 1/15/31, and U.S. Treasury Note/Bond 0.625%–3.625%, 5/31/23–11/15/49, with a value of $85,680,000)	0.060%	9/3/21	84,000	84,000
	Bank of Montreal (Dated 8/5/21, Repurchase Value $182,009,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%, 2/15/51, and U.S. Treasury Note/Bond 0.250%–3.875%, 5/15/22–2/15/51, with a value of $185,640,000)	0.055%	9/7/21	182,000	182,000
	Bank of Montreal (Dated 8/17/21, Repurchase Value $66,002,000, collateralized by U.S. Treasury Note/Bond 0.625%–3.625%, 8/15/25–5/15/51, with a value of $67,320,000)	0.055%	9/10/21	66,000	66,000
	Bank of Montreal (Dated 7/16/21, Repurchase Value $84,008,000, collateralized by U.S. Treasury Note/Bond 0.250%–2.875%, 12/31/24–2/15/51, with a value of $85,680,000)	0.055%	9/14/21	84,000	84,000
	Bank of Montreal (Dated 7/19/21, Repurchase Value $68,006,000, collateralized by U.S. Treasury Note/Bond 0.125%–3.000%, 10/31/22–5/15/51, with a value of $69,360,000)	0.055%	9/17/21	68,000	68,000
	Bank of Montreal (Dated 8/5/21, Repurchase Value $83,008,000, collateralized by U.S. Treasury Note/Bond 0.250%–3.875%, 1/31/22–2/15/49, with a value of $84,660,000)	0.055%	10/4/21	83,000	83,000
	Bank of Montreal (Dated 8/30/21, Repurchase Value $66,006,000, collateralized by U.S. Treasury Note/Bond 0.125%–3.875%, 2/28/23–2/15/50, with a value of $67,320,000)	0.055%	10/29/21	66,000	66,000
	Federal Reserve Bank of New York (Dated 8/31/21, Repurchase Value $27,206,038,000, collateralized by U.S. Treasury Note/Bond 0.125%–3.625%, 8/15/22–5/15/46, with a value of $27,206,038,000)	0.050%	9/1/21	27,206,000	27,206,000
8

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fixed Income Clearing Corp. (Dated 8/31/21, Repurchase Value $250,000,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.750%, 7/15/28, and U.S. Treasury Note/Bond 2.500%, 1/15/22, with a value of $255,000,000)	0.055%	9/1/21	250,000	250,000
Goldman Sachs & Co. (Dated 8/31/21, Repurchase Value $435,001,000, collateralized by U.S. Treasury Note/Bond 0.250%–2.750%, 2/15/22–11/15/47, with a value of $443,700,000)	0.050%	9/1/21	435,000	435,000
RBC Dominion Securities Inc. (Dated 8/24/21, Repurchase Value $99,004,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.250%–0.750%, 1/15/25–2/15/45, and U.S. Treasury Note/Bond 0.125%–7.250%, 8/15/22–11/15/50, with a value of $100,980,000)	0.050%	9/24/21	99,000	99,000
Societe Generale SA (Dated 8/31/21, Repurchase Value $1,058,001,000, collateralized by U.S. Treasury Bill 0.000%, 9/9/21–4/21/22, U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 7/15/23–2/15/50, and U.S. Treasury Note/Bond 0.079%–8.000%, 9/15/21–5/15/50, with a value of $1,079,160,000)	0.050%	9/1/21	1,058,000	1,058,000
Standard Chartered Bank (Dated 8/31/21, Repurchase Value $1,000,002,000, collateralized by U.S. Treasury Bill 0.000%, 9/16/21, U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.875%, 1/15/23–2/15/43, and U.S. Treasury Note/Bond 0.094%–4.625%, 2/28/22–8/15/47, with a value of $1,020,002,000)	0.055%	9/1/21	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp. (Dated 8/31/21, Repurchase Value $878,001,000, collateralized by U.S. Treasury Bill 0.000%, 4/21/22–5/19/22, and U.S. Treasury Note/Bond 1.375%–4.250%, 6/30/23–5/15/42, with a value of $895,560,000)	0.055%	9/1/21	878,000	878,000
Total Repurchase Agreements (Cost $31,559,000)				31,559,000
Total Investments (100.1%) (Cost $94,941,023)				94,941,023
Other Assets and Liabilities—Net (-0.1%)				(57,592)
Net Assets (100%)				94,883,431
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.
EFFR—Effective Federal Funds Rate
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Cash Reserves Federal Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $63,382,023)	63,382,023
Repurchase Agreements (Cost $31,559,000)	31,559,000
Total Investments in Securities	94,941,023
Investment in Vanguard	3,245
Cash	15
Receivables for Investment Securities Sold	795,997
Receivables for Accrued Income	3,807
Receivables for Capital Shares Issued	80,298
Total Assets	95,824,385
Liabilities
Payables for Investment Securities Purchased	824,099
Payables for Capital Shares Redeemed	116,642
Payables for Distributions	54
Payables to Vanguard	159
Total Liabilities	940,954
Net Assets	94,883,431
At August 31, 2021, net assets consisted of:

Paid-in Capital	94,874,942
Total Distributable Earnings (Loss)	8,489
Net Assets	94,883,431

Admiral Shares—Net Assets
Applicable to 94,861,659,186 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	94,883,431
Net Asset Value Per Share—Admiral Shares	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
10

Cash Reserves Federal Money Market Fund
Statement of Operations

Year Ended August 31, 2021
($000)
Investment Income
Income
Interest	105,589
Total Income	105,589
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,491
Management and Administrative—Investor Shares	81,826
Management and Administrative—Admiral Shares	47,917
Marketing and Distribution—Investor Shares	5,824
Marketing and Distribution—Admiral Shares	2,117
Custodian Fees	502
Auditing Fees	27
Shareholders’ Reports—Investor Shares	779
Shareholders’ Reports—Admiral Shares	205
Trustees’ Fees and Expenses	59
Total Expenses	141,747
Expense Reduction—Note B	(50,709)
Net Expenses	91,038
Net Investment Income	14,551
Realized Net Gain (Loss) on Investment Securities Sold	106
Net Increase (Decrease) in Net Assets Resulting from Operations	14,657

See accompanying Notes, which are an integral part of the Financial Statements.
11

Cash Reserves Federal Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,551	1,453,568
Realized Net Gain (Loss)	106	7,454
Net Increase (Decrease) in Net Assets Resulting from Operations	14,657	1,461,022
Distributions
Investor Shares	(5,977)	(1,217,407)
Admiral Shares	(8,575)	(236,100)
Total Distributions	(14,552)	(1,453,507)
Capital Share Transactions (at $1.00 per share)
Investor Shares	(97,672,378)	(7,024,352)
Admiral Shares	69,160,933	6,780,334
Net Increase (Decrease) from Capital Share Transactions	(28,511,445)	(244,018)
Total Increase (Decrease)	(28,511,340)	(236,503)
Net Assets
Beginning of Period	123,394,771	123,631,274
End of Period	94,883,431	123,394,771

See accompanying Notes, which are an integral part of the Financial Statements.
12

Cash Reserves Federal Money Market Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	September 1, 2020 to July 16[1], 2021	Year Ended August 31,
		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[2]	.0001	.011	.023	.016	.008
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.0001	.011	.023	.016	.008
Distributions
Dividends from Net Investment Income	(.0001)	(.011)	(.023)	(.016)	(.008)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0001)	(.011)	(.023)	(.016)	(.008)
Net Asset Value, End of Period	$1.00[1]	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	1.15%	2.36%	1.59%	0.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$—	$97,691	$104,709	$92,898	$84,886
Ratio of Total Expenses to Average Net Assets[4]	0.10%[5]	0.16%	0.16%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	0.01%[5]	1.15%	2.33%	1.59%	0.82%
1	Net asset value as of July 16, 2021, on which date the remaining Investor Shares were converted to Admiral Shares.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2021. For the years ended August 31, 2020, 2019, 2018 and 2017, there were no expense reductions.
5	Annualized.
13

Cash Reserves Federal Money Market Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0002	.012	.024	.016	.009
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.0002	.012	.024	.016	.009
Distributions
Dividends from Net Investment Income	(.0002)	(.012)	(.024)	(.016)	(.009)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0002)	(.012)	(.024)	(.016)	(.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	1.21%	2.42%	1.66%	0.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$94,883	$25,704	$18,923	$16,118	$11,997
Ratio of Total Expenses to Average Net Assets[3]	0.07%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.02%	1.20%	2.39%	1.65%	0.88%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.10% for 2021. For the years ended August 31, 2020, 2019, 2018 and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Cash Reserves Federal Money Market Fund
Notes to Financial Statements
Vanguard Cash Reserves Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Prior to July 16, 2021, the fund offered Investor Shares. Effective at the close of business on July 16, 2021, the remaining Investor Shares were converted to Admiral Shares.
The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or
15

Cash Reserves Federal Money Market Fund
emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2021, the fund had contributed to Vanguard capital in the amount of $3,245,000, representing less than 0.01% of the fund’s net assets and 1.30% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
16

Cash Reserves Federal Money Market Fund
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended August 31, 2021, Vanguard's expenses were reduced by $50,709,000 (an annual effective rate of 0.06% of Investor Shares' and 0.03% of Admiral Shares' average net assets); the fund is not obligated to repay this amount to Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2021, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	(201)
Total Distributable Earnings (Loss)	201
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the inclusion of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	8,543
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	—
17

Cash Reserves Federal Money Market Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	14,552	1,453,507
Long-Term Capital Gains	—	—
Total	14,552	1,453,507
*	Includes short-term capital gains, if any.
As of August 31, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	94,941,023
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	14,263,647	14,263,646	69,563,942	69,564,252
Issued in Lieu of Cash Distributions	5,196	5,196	1,121,946	1,121,946
Redeemed[1]	(111,941,221)	(111,941,221)	(77,710,240)	(77,710,240)
Net Increase (Decrease)—Investor Shares	(97,672,378)	(97,672,379)	(7,024,352)	(7,024,042)
Admiral Shares
Issued[1]	102,633,298	102,633,299	22,243,645	22,243,335
Issued in Lieu of Cash Distributions	7,874	7,873	216,326	216,326
Redeemed	(33,480,239)	(33,480,239)	(15,679,637)	(15,679,637)
Net Increase (Decrease)—Admiral Shares	69,160,933	69,160,933	6,780,334	6,780,024
1	In August 2020, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, the outstanding Investor Shares have been converted to Admiral Shares. Investor Shares—Redeemed and Admiral Shares—Issued include $71,911,258,000 and 71,911,258,000 shares from the conversion during the year ended August 31, 2021.
F.	Management has determined that no events or transactions occurred subsequent to August 31, 2021, that would require recognition or disclosure in these financial statements.
18

Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of August 31, 2021
1 - 7 Days	43.9%
8 - 30 Days	15.8
31 - 60 Days	10.1
61 - 90 Days	10.7
91 - 180 Days	18.2
Over 180 Days	1.3
19

Federal Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2021
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (76.5%)
[2]	Fannie Mae Discount Notes	0.051%	9/15/21	37,546	37,545
[2]	Fannie Mae Discount Notes	0.051%	9/22/21	134,083	134,079
[2]	Fannie Mae Discount Notes	0.051%	9/29/21	98,196	98,192
[2]	Fannie Mae Discount Notes	0.045%–0.051%	10/6/21	106,000	105,995
[2]	Fannie Mae Discount Notes	0.045%–0.051%	10/13/21	100,966	100,961
[2]	Fannie Mae Discount Notes	0.044%–0.046%	10/20/21	50,299	50,296
[2]	Fannie Mae Discount Notes	0.045%	10/27/21	103,000	102,993
[2]	Fannie Mae Discount Notes	0.045%	11/3/21	43,058	43,055
[2]	Fannie Mae Discount Notes	0.045%–0.061%	11/10/21	85,037	85,030
[2]	Fannie Mae Discount Notes	0.051%	11/17/21	257	257
[3]	Federal Farm Credit Banks Funding Corp., EFFR + 0.000%	0.080%	9/1/21	33,000	33,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	0.055%	9/1/21	250,000	249,993
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	0.055%	9/1/21	235,000	234,994
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.075%	9/1/21	337,000	336,997
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.075%	9/1/21	64,000	63,996
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.030%	0.080%	9/1/21	341,000	340,981
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.030%	0.080%	9/1/21	239,000	238,993
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.100%	9/1/21	129,000	129,020
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.100%	9/1/21	111,000	111,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.100%	9/1/21	61,000	61,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	9/1/21	268,000	267,995
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	9/1/21	109,000	109,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	9/1/21	80,000	80,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	9/1/21	45,000	45,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.070%	0.120%	9/1/21	404,000	403,989
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	0.130%	9/1/21	166,000	166,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	0.130%	9/1/21	127,000	127,000
20

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.085%	0.135%	9/1/21	85,000	85,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.090%	0.140%	9/1/21	193,000	193,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.100%	0.150%	9/1/21	181,000	181,059
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.035%	0.080%	9/1/21	40,000	39,998
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.040%	0.085%	9/1/21	114,000	113,996
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.065%	0.110%	9/1/21	159,000	158,992
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.070%	0.115%	9/1/21	194,000	193,991
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.070%	0.125%	9/1/21	58,000	57,997
	Federal Home Loan Banks	0.020%	9/16/21	494,000	494,000
	Federal Home Loan Banks	0.020%	9/21/21	1,012,000	1,012,000
	Federal Home Loan Banks	0.040%	9/22/21	244,500	244,499
	Federal Home Loan Banks	0.030%	10/5/21	419,500	419,494
	Federal Home Loan Banks	0.045%	10/14/21	167,000	167,000
	Federal Home Loan Banks	0.045%	10/18/21	233,000	233,000
	Federal Home Loan Banks	0.040%	10/19/21	398,000	397,997
	Federal Home Loan Banks	0.045%	10/19/21	166,000	166,000
	Federal Home Loan Banks	0.040%	10/19/21	67,000	66,999
	Federal Home Loan Banks	0.045%	10/21/21	665,000	664,999
	Federal Home Loan Banks	0.045%	10/22/21	335,000	335,000
	Federal Home Loan Banks	0.030%	10/25/21	61,000	60,999
	Federal Home Loan Banks	0.040%	10/28/21	201,000	200,998
	Federal Home Loan Banks	0.040%	10/28/21	200,000	199,998
	Federal Home Loan Banks	0.045%	10/29/21	1,003,000	1,002,999
	Federal Home Loan Banks	0.040%	11/2/21	257,000	256,997
	Federal Home Loan Banks	0.040%	11/4/21	167,000	166,998
	Federal Home Loan Banks	0.040%	11/8/21	10,000	10,000
	Federal Home Loan Banks	0.050%	11/9/21	167,000	167,000
	Federal Home Loan Banks	0.040%	11/9/21	134,000	133,998
	Federal Home Loan Banks	0.040%	11/12/21	1,313,000	1,312,984
	Federal Home Loan Banks	0.050%	11/12/21	83,000	83,000
	Federal Home Loan Banks	0.040%	11/15/21	325,000	324,996
	Federal Home Loan Banks	0.040%	11/17/21	166,000	165,998
	Federal Home Loan Banks	0.030%	11/18/21	325,000	324,989
	Federal Home Loan Banks	0.045%	11/18/21	100,000	99,999
	Federal Home Loan Banks	0.045%	11/26/21	670,000	669,994
	Federal Home Loan Banks	0.035%	11/29/21	182,505	182,502
	Federal Home Loan Banks	0.040%	11/30/21	669,000	668,990
	Federal Home Loan Banks	0.045%	11/30/21	666,000	665,994
	Federal Home Loan Banks	0.045%	12/6/21	333,000	332,997
	Federal Home Loan Banks	0.045%	12/10/21	500,000	499,995
	Federal Home Loan Banks	0.045%	12/16/21	62,130	62,130
	Federal Home Loan Banks	0.045%	12/23/21	937,000	936,998
	Federal Home Loan Banks	0.050%	1/25/22	500,000	499,998
	Federal Home Loan Banks	0.050%	1/27/22	1,005,000	1,004,996
	Federal Home Loan Banks Discount Notes	0.051%	9/1/21	596	596
	Federal Home Loan Banks Discount Notes	0.051%	9/10/21	670	670
	Federal Home Loan Banks Discount Notes	0.056%	9/15/21	114	114
	Federal Home Loan Banks Discount Notes	0.046%	9/17/21	512	512
	Federal Home Loan Banks Discount Notes	0.045%–0.051%	9/22/21	469,493	469,480
21

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks Discount Notes	0.051%	9/23/21	671	671
	Federal Home Loan Banks Discount Notes	0.044%–0.051%	9/24/21	1,294,000	1,293,962
	Federal Home Loan Banks Discount Notes	0.044%–0.056%	9/29/21	718,276	718,250
	Federal Home Loan Banks Discount Notes	0.042%–0.051%	10/1/21	1,465,954	1,465,899
	Federal Home Loan Banks Discount Notes	0.043%	10/4/21	310,000	309,987
	Federal Home Loan Banks Discount Notes	0.044%	10/5/21	624,000	623,974
	Federal Home Loan Banks Discount Notes	0.043%–0.051%	10/6/21	1,793,109	1,793,032
	Federal Home Loan Banks Discount Notes	0.043%–0.051%	10/8/21	1,041,349	1,041,302
	Federal Home Loan Banks Discount Notes	0.044%–0.051%	10/13/21	1,712,688	1,712,599
	Federal Home Loan Banks Discount Notes	0.044%–0.051%	10/15/21	1,202,308	1,202,239
	Federal Home Loan Banks Discount Notes	0.044%	10/18/21	110,000	109,994
	Federal Home Loan Banks Discount Notes	0.044%–0.051%	10/20/21	1,366,381	1,366,298
	Federal Home Loan Banks Discount Notes	0.044%	10/21/21	110,000	109,993
	Federal Home Loan Banks Discount Notes	0.042%–0.046%	10/22/21	1,214,000	1,213,923
	Federal Home Loan Banks Discount Notes	0.043%–0.045%	10/27/21	790,600	790,546
	Federal Home Loan Banks Discount Notes	0.044%–0.046%	10/29/21	579,000	578,958
	Federal Home Loan Banks Discount Notes	0.041%	11/2/21	670,000	669,948
	Federal Home Loan Banks Discount Notes	0.040%–0.045%	11/3/21	1,301,000	1,300,898
	Federal Home Loan Banks Discount Notes	0.044%–0.045%	11/4/21	690,000	689,945
	Federal Home Loan Banks Discount Notes	0.040%–0.044%	11/5/21	934,000	933,925
	Federal Home Loan Banks Discount Notes	0.039%–0.042%	11/8/21	736,000	735,937
	Federal Home Loan Banks Discount Notes	0.038%–0.041%	11/9/21	769,000	768,934
	Federal Home Loan Banks Discount Notes	0.040%–0.051%	11/10/21	1,410,000	1,409,876
	Federal Home Loan Banks Discount Notes	0.042%–0.045%	11/12/21	1,679,000	1,678,851
	Federal Home Loan Banks Discount Notes	0.040%	11/15/21	117,000	116,989
	Federal Home Loan Banks Discount Notes	0.040%–0.043%	11/16/21	784,000	783,926
	Federal Home Loan Banks Discount Notes	0.040%–0.042%	11/17/21	1,136,000	1,135,891
	Federal Home Loan Banks Discount Notes	0.039%–0.041%	11/18/21	782,000	781,924
	Federal Home Loan Banks Discount Notes	0.042%	11/19/21	1,300,000	1,299,872
	Federal Home Loan Banks Discount Notes	0.044%–0.051%	11/24/21	787,909	787,828
	Federal Home Loan Banks Discount Notes	0.044%	11/26/21	937,000	936,902
	Federal Home Loan Banks Discount Notes	0.044%	12/1/21	118,000	117,987
	Federal Home Loan Banks Discount Notes	0.040%	12/2/21	502,000	501,948
	Federal Home Loan Banks Discount Notes	0.039%	12/7/21	670,000	669,925
	Federal Home Loan Banks Discount Notes	0.035%–0.039%	12/15/21	134,000	133,985
[3]	Federal Home Loan Banks, SOFR + 0.000%	0.050%	9/1/21	300,000	300,000
[3]	Federal Home Loan Banks, SOFR + 0.000%	0.050%	9/1/21	167,000	167,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	9/1/21	670,000	670,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	9/1/21	268,000	268,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	9/1/21	161,000	161,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	9/1/21	125,000	125,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	9/1/21	643,000	643,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	9/1/21	540,000	540,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	9/1/21	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	9/1/21	110,000	110,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	9/1/21	39,000	39,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	9/1/21	600,000	600,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	9/1/21	387,000	387,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	9/1/21	219,000	219,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	9/1/21	162,000	162,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	9/1/21	81,000	81,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	0.070%	9/1/21	1,250,000	1,250,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	0.070%	9/1/21	191,000	191,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	0.080%	9/1/21	500,000	500,000
[3]	Federal Home Loan Banks, SOFR + 0.080%	0.130%	9/1/21	970,000	970,000
[3]	Federal Home Loan Banks, SOFR + 0.085%	0.135%	9/1/21	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.095%	0.145%	9/1/21	130,000	130,000
[3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.145%	9/1/21	287,000	287,000
[3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.145%	9/1/21	200,000	200,000
22

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Mortgage Corp., SOFR + 0.100%	0.150%	9/1/21	150,000	150,000
[3]	Federal Home Loan Mortgage Corp., SOFR + 0.140%	0.190%	9/1/21	100,000	100,000
[3]	Federal Home Loan Mortgage Corp., SOFR + 0.160%	0.210%	9/1/21	290,000	290,000
[3]	Federal Home Loan Mortgage Corp., SOFR + 0.180%	0.230%	9/1/21	568,000	568,000
[3]	Federal Home Loan Mortgage Corp., SOFR + 0.190%	0.240%	9/1/21	500,000	500,000
[3]	Federal Home Loan Mortgage Corp., SOFR + 0.260%	0.310%	9/1/21	1,500,000	1,500,000
[3]	Federal National Mortgage Association, SOFR + 0.100%	0.150%	9/1/21	132,000	132,031
[3]	Federal National Mortgage Association, SOFR + 0.120%	0.170%	9/1/21	157,000	157,000
[3]	Federal National Mortgage Association, SOFR + 0.170%	0.220%	9/1/21	197,000	197,166
[3]	Federal National Mortgage Association, SOFR + 0.190%	0.240%	9/1/21	326,723	327,150
[3]	Federal National Mortgage Association, SOFR + 0.220%	0.270%	9/1/21	376,000	376,550
[3]	Federal National Mortgage Association, SOFR + 0.220%	0.270%	9/1/21	162,000	162,183
[3]	Federal National Mortgage Association, SOFR + 0.270%	0.320%	9/1/21	136,300	136,540
[3]	Federal National Mortgage Association, SOFR + 0.290%	0.340%	9/1/21	1,000,000	1,000,000
[3]	Federal National Mortgage Association, SOFR + 0.300%	0.350%	9/1/21	525,000	525,000
[3]	Federal National Mortgage Association, SOFR + 0.300%	0.350%	9/1/21	425,000	425,000
[3]	Federal National Mortgage Association, SOFR + 0.320%	0.370%	9/1/21	196,700	197,100
[3]	Federal National Mortgage Association, SOFR + 0.390%	0.440%	9/1/21	202,000	202,479
	U.S. Cash Management Bill	0.040%	9/23/21	3,500,000	3,499,914
	U.S. Cash Management Bill	0.048%	11/30/21	966,276	966,155
	U.S. Cash Management Bill	0.048%	12/7/21	2,000,000	1,999,731
	U.S. Cash Management Bill	0.043%	12/14/21	1,575,800	1,575,595
	U.S. Cash Management Bill	0.043%	12/21/21	1,493,600	1,493,393
	U.S. Cash Management Bill	0.048%	12/28/21	3,000,000	2,999,508
	U.S. Treasury Bill	0.020%–0.060%	9/2/21	4,082,000	4,081,994
	U.S. Treasury Bill	0.024%–0.042%	9/7/21	3,079,900	3,079,878
	U.S. Treasury Bill	0.025%–0.060%	9/9/21	5,528,000	5,527,938
	U.S. Treasury Bill	0.019%	9/14/21	2,500,000	2,499,982
	U.S. Treasury Bill	0.025%–0.055%	9/16/21	5,801,000	5,800,902
	U.S. Treasury Bill	0.014%	9/21/21	2,375,000	2,374,980
	U.S. Treasury Bill	0.019%–0.042%	9/28/21	4,000,000	3,999,903
	U.S. Treasury Bill	0.040%–0.049%	9/30/21	2,170,200	2,170,129
	U.S. Treasury Bill	0.035%	10/7/21	963,990	963,956
	U.S. Treasury Bill	0.040%	10/14/21	963,995	963,949
	U.S. Treasury Bill	0.040%	10/21/21	963,991	963,937
	U.S. Treasury Bill	0.035%	11/4/21	963,990	963,930
	U.S. Treasury Bill	0.035%	11/12/21	957,756	957,689
	U.S. Treasury Bill	0.030%	11/18/21	966,917	966,854
	U.S. Treasury Bill	0.040%	12/16/21	1,364,400	1,364,239
	U.S. Treasury Bill	0.050%	1/6/22	1,243,400	1,243,181
	U.S. Treasury Bill	0.050%	1/13/22	2,934,400	2,933,854
	U.S. Treasury Bill	0.050%	1/20/22	3,000,000	2,999,412
	U.S. Treasury Bill	0.055%	2/3/22	4,000,000	3,999,053
	U.S. Treasury Bill	0.050%	2/10/22	4,000,000	3,999,100
23

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	U.S. Treasury Bill	0.050%	2/17/22	2,000,000	1,999,531
	U.S. Treasury Bill	0.050%	2/24/22	2,000,000	1,999,511
	U.S. Treasury Bill	0.055%	3/3/22	2,500,000	2,499,305
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.034%	0.079%	9/1/21	2,441,000	2,441,063
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.049%	0.094%	9/1/21	2,250,000	2,250,244
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.055%	0.100%	9/1/21	2,017,000	2,016,938
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.055%	0.100%	9/1/21	1,340,950	1,340,936
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.114%	0.159%	9/1/21	200,000	200,126
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.154%	0.199%	9/1/21	1,500,000	1,499,583
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.300%	0.345%	9/1/21	3,329,600	3,329,686
Total U.S. Government and Agency Obligations (Cost $148,689,697)					148,689,697
Repurchase Agreements (24.2%)
	Bank of Montreal (Dated 7/8/21, Repurchase Value $166,016,000, collateralized by U.S. Treasury Bill 0.000%, 9/9/21, U.S. Treasury Inflation Indexed Note/Bond 0.125–0.625%, 1/15/24–10/15/25, and U.S. Treasury Note/Bond 0.100%–3.875%, 11/30/21–5/15/51, with a value of $169,320,000)	0.060%	9/3/21	166,000	166,000
	Bank of Montreal (Dated 8/5/21, Repurchase Value $366,018,000, collateralized by U.S. Treasury Bill 0.000% 9/9/21–11/23/21, U.S. Treasury Inflation Indexed Note/Bond 0.375%–0.750%, 7/15/25–2/15/45, and U.S. Treasury Note/Bond 0.100%–3.875%, 1/31/22–2/15/51, with a value of $373,320,000)	0.055%	9/7/21	366,000	366,000
	Bank of Montreal (Dated 8/17/21, Repurchase Value $133,005,000, collateralized by U.S. Treasury Bill 0.000%, 9/9/21–2/24/22, and U.S. Treasury Note/Bond 0.100%–3.875%, 10/31/22–8/15/49, with a value of $135,660,000)	0.055%	9/10/21	133,000	133,000
	Bank of Montreal (Dated 7/16/21, Repurchase Value $165,015,000, collateralized by U.S. Treasury Bill 0.000%, 9/9/21, U.S. Treasury Inflation Indexed Note/Bond 0.375–0.750%, 7/15/23–2/15/45, and U.S. Treasury Note/Bond 0.125%–3.875%, 10/31/22–2/15/51, with a value of $168,300,000)	0.055%	9/14/21	165,000	165,000
	Bank of Montreal (Dated 7/19/21, Repurchase Value $131,012,000, collateralized by U.S. Treasury Note/Bond 0.500%–3.875%, 7/31/26–8/15/48, with a value of $133,620,000)	0.055%	9/17/21	131,000	131,000
	Bank of Montreal (Dated 8/5/21, Repurchase Value $166,015,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 1.000%, 2/15/48, and U.S. Treasury Note/Bond 0.125%–3.375% 5/15/22–2/15/51, with a value of $169,320,000)	0.055%	10/4/21	166,000	166,000
24

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bank of Montreal (Dated 8/30/21, Repurchase Value $134,012,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 1.000%–2.000%, 1/15/26–2/15/49, and U.S. Treasury Note/Bond 0.750%–3.875% 11/30/21–5/15/51, with a value of $136,680,000)	0.055%	10/29/21	134,000	134,000
BNP Paribas (Dated 8/31/21, Repurchase Value $250,000,000, collateralized by U.S. Treasury Note/Bond 1.125%–2.750%, 2/15/22–4/30/24, with a value of $255,000,000)	0.050%	9/1/21	250,000	250,000
Credit Agricole Securities (USA) Inc. (Dated 8/31/21, Repurchase Value $650,001,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.250%–0.750%, 4/15/24–7/15/28, with a value of $663,000,000)	0.050%	9/1/21	650,000	650,000
Federal Reserve Bank of New York (Dated 8/31/21, Repurchase Value $40,258,056,000, collateralized by U.S. Treasury Note/Bond 0.125%–2.875%, 9/15/22–8/15/49, with a value of $40,258,056,000)	0.050%	9/1/21	40,258,000	40,258,000
Goldman Sachs & Co. (Dated 8/31/21, Repurchase Value $565,001,000, collateralized by U.S. Treasury Note/Bond 0.500%–3.375%, 2/29/24–11/15/48, with a value of $576,300,000)	0.050%	9/1/21	565,000	565,000
JP Morgan Securities LLC (Dated 8/31/21, Repurchase Value $500,001,000, collateralized by U.S. Treasury Note/Bond 0.750%, 5/31/26, with a value of $510,000,000)	0.050%	9/1/21	500,000	500,000
RBC Dominion Securities Inc. (Dated 8/24/21, Repurchase Value $200,009,000, collateralized by U.S. Treasury Bill 0.000%, 9/28/21, U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.750%, 1/15/30–2/15/45, and U.S. Treasury Note/Bond 0.250%–3.125%, 10/31/21–2/15/48, with a value of $204,000,000)	0.050%	9/24/21	200,000	200,000
Sumitomo Mitsui Banking Corp. (Dated 8/31/21, Repurchase Value $3,115,005,000, collateralized by U.S. Treasury Note/Bond 0.250%–1.125%, 3/15/23–8/15/40, with a value of $3,177,300,000)	0.055%	9/1/21	3,115,000	3,115,000
25

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
TD Securities (USA) LLC (Dated 8/31/21, Repurchase Value $250,000,000, collateralized by U.S. Treasury Bill 0.000%, 10/7/21–10/14/21, U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.875%, 7/15/26–1/15/29, and U.S. Treasury Note/Bond 0.125%–2.750%, 1/31/22–2/28/25, with a value of $255,000,000)	0.050%	9/1/21	250,000	250,000
Total Repurchase Agreements (Cost $47,049,000)				47,049,000
Total Investments (100.7%) (Cost $195,738,697)				195,738,697
Other Assets and Liabilities—Net (-0.7%)				(1,353,238)
Net Assets (100%)				194,385,459
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.
EFFR—Effective Federal Funds Rate
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.
26

Federal Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $148,689,697)	148,689,697
Repurchase Agreements (Cost $47,049,000)	47,049,000
Total Investments in Securities	195,738,697
Investment in Vanguard	6,475
Cash	1
Receivables for Investment Securities Sold	2,703,987
Receivables for Accrued Income	6,623
Receivables for Capital Shares Issued	125,422
Other Assets	10,500
Total Assets	198,591,705
Liabilities
Payables for Investment Securities Purchased	4,022,142
Payables for Capital Shares Redeemed	183,723
Payables for Distributions	92
Payables to Vanguard	289
Total Liabilities	4,206,246
Net Assets	194,385,459
At August 31, 2021, net assets consisted of:

Paid-in Capital	194,387,002
Total Distributable Earnings (Loss)	(1,543)
Net Assets	194,385,459

Net Assets
Applicable to 194,386,492,050 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	194,385,459
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
27

Federal Money Market Fund
Statement of Operations

Year Ended August 31, 2021
($000)
Investment Income
Income
Interest	208,775
Total Income	208,775
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,153
Management and Administrative	192,562
Marketing and Distribution	17,455
Custodian Fees	929
Auditing Fees	27
Shareholders’ Reports	3,977
Trustees’ Fees and Expenses	168
Total Expenses	219,271
Expense Reduction—Note B	(49,701)
Net Expenses	169,570
Net Investment Income	39,205
Realized Net Gain (Loss) on Investment Securities Sold	188
Net Increase (Decrease) in Net Assets Resulting from Operations	39,393

See accompanying Notes, which are an integral part of the Financial Statements.
28

Federal Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	39,205	1,544,028
Realized Net Gain (Loss)	188	447
Net Increase (Decrease) in Net Assets Resulting from Operations	39,393	1,544,475
Distributions
Total Distributions	(39,216)	(1,544,104)
Capital Share Transactions (at $1.00 per share)
Issued	102,455,515	142,987,799
Issued in Lieu of Cash Distributions	36,748	1,518,401
Redeemed	(105,631,589)	(79,947,875)
Net Increase (Decrease) from Capital Share Transactions	(3,139,326)	64,558,325
Total Increase (Decrease)	(3,139,149)	64,558,696
Net Assets
Beginning of Period	197,524,608	132,965,912
End of Period	194,385,459	197,524,608

See accompanying Notes, which are an integral part of the Financial Statements.
29

Federal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0002	.010	.022	.014	.006
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.0002	.010	.022	.014	.006
Distributions
Dividends from Net Investment Income	(.0002)	(.010)	(.022)	(.014)	(.006)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0002)	(.010)	(.022)	(.014)	(.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	1.03%	2.26%	1.42%	0.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$194,385	$197,525	$132,966	$100,287	$79,452
Ratio of Total Expenses to Average Net Assets[3]	0.09%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	0.02%	0.93%	2.24%	1.43%	0.60%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.11% for 2021. For the years ended August 31, 2020, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.
30

Federal Money Market Fund
Notes to Financial Statements
Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and
31

Federal Money Market Fund
an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2021, the fund had contributed to Vanguard capital in the amount of $6,475,000, representing less than 0.01% of the fund’s net assets and 2.59% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended August 31, 2021, Vanguard's expenses were reduced by $49,701,000 (an effective annual rate of 0.02% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.
32

Federal Money Market Fund
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2021, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the inclusion of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	92
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(1,543)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	—
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	39,216	1,544,104
Long-Term Capital Gains	—	—
Total	39,216	1,544,104
*	Includes short-term capital gains, if any.
33

Federal Money Market Fund
As of August 31, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	195,738,697
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	Management has determined that no events or transactions occurred subsequent to August 31, 2021, that would require recognition or disclosure in these financial statements.
34

Treasury Money Market Fund
Distribution by Effective Maturity (% of investments)
As of August 31, 2021
1 - 7 Days	22.7%
8 - 30 Days	35.0
31 - 60 Days	2.3
61 - 90 Days	1.0
91 - 180 Days	39.0
35

Treasury Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2021
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (106.8%)
	U.S. Cash Management Bill	0.039%–0.049%	9/23/21	3,384,000	3,383,912
	U.S. Cash Management Bill	0.048%	11/30/21	177,724	177,702
	U.S. Cash Management Bill	0.043%–0.048%	12/7/21	588,750	588,680
	U.S. Cash Management Bill	0.043%–0.046%	12/14/21	2,816,120	2,815,754
	U.S. Cash Management Bill	0.043%	12/21/21	1,260,000	1,259,825
	U.S. Cash Management Bill	0.048%	12/28/21	1,246,000	1,245,796
	U.S. Treasury Bill	0.020%–0.060%	9/2/21	2,610,183	2,610,180
	U.S. Treasury Bill	0.024%–0.042%	9/7/21	438,909	438,906
	U.S. Treasury Bill	0.024%–0.060%	9/9/21	3,118,263	3,118,234
	U.S. Treasury Bill	0.019%–0.047%	9/14/21	1,092,469	1,092,455
	U.S. Treasury Bill	0.025%–0.055%	9/16/21	2,494,000	2,493,959
	U.S. Treasury Bill	0.014%	9/21/21	300,000	299,997
	U.S. Treasury Bill	0.019%–0.045%	9/28/21	1,734,827	1,734,771
	U.S. Treasury Bill	0.049%	9/30/21	1,232,000	1,231,950
	U.S. Treasury Bill	0.035%	10/7/21	177,270	177,264
	U.S. Treasury Bill	0.040%	10/14/21	177,274	177,266
	U.S. Treasury Bill	0.040%	10/21/21	177,274	177,264
	U.S. Treasury Bill	0.048%	10/26/21	175,000	174,987
	U.S. Treasury Bill	0.035%	10/28/21	177,270	177,260
	U.S. Treasury Bill	0.048%	11/2/21	174,000	173,985
	U.S. Treasury Bill	0.030%	11/18/21	37,222	37,220
	U.S. Treasury Bill	0.030%	11/26/21	178,000	177,987
	U.S. Treasury Bill	0.044%	12/2/21	3,100,000	3,099,647
	U.S. Treasury Bill	0.041%	12/9/21	1,000,000	999,888
	U.S. Treasury Bill	0.040%	12/16/21	238,420	238,392
	U.S. Treasury Bill	0.055%	12/30/21	500,000	499,908
	U.S. Treasury Bill	0.050%	1/6/22	960,000	959,831
	U.S. Treasury Bill	0.050%	1/13/22	1,000,000	999,814
	U.S. Treasury Bill	0.055%	2/3/22	500,000	499,882
	U.S. Treasury Bill	0.050%	2/10/22	500,000	499,887
	U.S. Treasury Bill	0.050%	2/17/22	516,000	515,879
	U.S. Treasury Bill	0.050%	2/24/22	500,000	499,878
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.029%	0.074%	9/1/21	300,000	300,000
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.034%	0.079%	9/1/21	550,000	550,010
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.049%	0.094%	9/1/21	700,000	700,072
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.055%	0.100%	9/1/21	869,706	869,695
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.055%	0.100%	9/1/21	711,000	710,994
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.114%	0.159%	9/1/21	615,000	615,236
36

Treasury Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.154%	0.199%	9/1/21	700,000	699,805
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.300%	0.345%	9/1/21	1,152,280	1,152,328
Total U.S. Government and Agency Obligations (Cost $38,176,500)					38,176,500
Total Investments (106.8%) (Cost $38,176,500)					38,176,500
Other Assets and Liabilities—Net (-6.8%)					(2,432,587)
Net Assets (100%)					35,743,913
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.

See accompanying Notes, which are an integral part of the Financial Statements.
37

Treasury Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $38,176,500)	38,176,500
Investment in Vanguard	1,205
Receivables for Accrued Income	873
Receivables for Capital Shares Issued	202,742
Other Assets	3,298
Total Assets	38,384,618
Liabilities
Payables for Investment Securities Purchased	2,599,704
Payables for Capital Shares Redeemed	40,679
Payables for Distributions	20
Payables to Vanguard	302
Total Liabilities	2,640,705
Net Assets	35,743,913
At August 31, 2021, net assets consisted of:

Paid-in Capital	35,743,997
Total Distributable Earnings (Loss)	(84)
Net Assets	35,743,913

Net Assets
Applicable to 35,740,957,207 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,743,913
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
38

Treasury Money Market Fund
Statement of Operations

Year Ended August 31, 2021
($000)
Investment Income
Income
Interest	39,377
Total Income	39,377
Expenses
The Vanguard Group—Note B
Investment Advisory Services	880
Management and Administrative	29,361
Marketing and Distribution	3,620
Custodian Fees	136
Auditing Fees	24
Shareholders’ Reports	109
Trustees’ Fees and Expenses	14
Total Expenses	34,144
Expense Reduction—Note B	(5,204)
Net Expenses	28,940
Net Investment Income	10,437
Realized Net Gain (Loss) on Investment Securities Sold	25
Net Increase (Decrease) in Net Assets Resulting from Operations	10,462

See accompanying Notes, which are an integral part of the Financial Statements.
39

Treasury Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,437	331,186
Realized Net Gain (Loss)	25	507
Net Increase (Decrease) in Net Assets Resulting from Operations	10,462	331,693
Distributions
Total Distributions	(10,438)	(331,197)
Capital Share Transactions (at $1.00 per share)
Issued	20,291,516	36,588,228
Issued in Lieu of Cash Distributions	9,604	302,542
Redeemed	(23,104,196)	(26,772,445)
Net Increase (Decrease) from Capital Share Transactions	(2,803,076)	10,118,325
Total Increase (Decrease)	(2,803,052)	10,118,821
Net Assets
Beginning of Period	38,546,965	28,428,144
End of Period	35,743,913	38,546,965

See accompanying Notes, which are an integral part of the Financial Statements.
40

Treasury Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0003	.010	.022	.014	.005
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.0003	.010	.022	.014	.005
Distributions
Dividends from Net Investment Income	(.0003)	(.010)	(.022)	(.014)	(.005)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0003)	(.010)	(.022)	(.014)	(.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	1.05%	2.25%	1.43%	0.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,744	$38,547	$28,428	$18,911	$15,639
Ratio of Total Expenses to Average Net Assets[3]	0.08%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.03%	0.95%	2.23%	1.43%	0.55%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.09% for 2021. For the years ended August 31, 2020, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.
41

Treasury Money Market Fund
Notes to Financial Statements
Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the
42

Treasury Money Market Fund
conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2021, the fund had contributed to Vanguard capital in the amount of $1,205,000, representing less than 0.01% of the fund’s net assets and 0.48% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended August 31, 2021, Vanguard's expenses were reduced by $5,204,000 (an effective annual rate of 0.01% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2021, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
43

Treasury Money Market Fund
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the inclusion of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	20
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(84)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	—
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	10,438	331,197
Long-Term Capital Gains	—	—
Total	10,438	331,197
*	Includes short-term capital gains, if any.
As of August 31, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	38,176,500
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	Management has determined that no events or transactions occurred subsequent to August 31, 2021, that would require recognition or disclosure in these financial statements.
44

Report of Independent Registered Public Accounting Firm
To the Boards of Trustees of Vanguard Money Market Reserves and Vanguard Admiral Funds and Shareholders of Vanguard Cash Reserves Federal Money Market Fund, Vanguard Federal Money Market Fund and Vanguard Treasury Money Market Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Cash Reserves Federal Money Market Fund and Vanguard Federal Money Market Fund (constituting Vanguard Money Market Reserves) and Vanguard Treasury Money Market Fund (one of the funds constituting Vanguard Admiral Funds) (hereafter collectively referred to as the "Funds") as of August 31, 2021, the related statements of operations for the year ended August 31, 2021, the statements of changes in net assets for each of the two years in the period ended August 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2021 and each of the financial highlights for each of the five years in the period ended August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
45

Special 2021 tax information (unaudited) for Vanguard Cash Reserves Federal Money Market Fund (formerly Vanguard Prime Money Market Fund)
This information for the fiscal year ended August 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
For nonresident alien shareholders, 100.0% of income dividends are interest-related dividends.
The percentage of the ordinary dividends reported by the fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 100%.

Special 2021 tax information (unaudited) for Vanguard Federal Money Market Fund
This information for the fiscal year ended August 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
For nonresident alien shareholders, 100.0% of income dividends are interest-related dividends.
The percentage of the ordinary dividends reported by the fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 100%.

Special 2021 tax information (unaudited) for Vanguard Treasury Money Market Fund
This information for the fiscal year ended August 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
For nonresident alien shareholders, 100.0% of income dividends are interest-related dividends.
The percentage of the ordinary dividends reported by the fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 100%.
46

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Cash Reserves Federal Money Market Fund (formerly known as Vanguard Prime Money Market Fund) and Vanguard Federal Money Market Fund, and the board of trustees of Vanguard Treasury Money Market Fund have renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. Each board determined that continuing the respective fund’s internalized management structure was in the best interests of the fund and its shareholders.
The boards based their decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
Each board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, each board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees of each board were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove each board’s decision.
Nature, extent, and quality of services
The applicable board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. Each board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The applicable board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The applicable board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its peer group. The applicable board concluded that the performance was such that each advisory arrangement should continue.
47

Cost
The applicable board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.
Neither board conducts a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
Each board concluded that its respective fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The applicable board will consider whether to renew each fund’s advisory arrangement again after a one-year period.
48

This page intentionally left blank.

The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin
America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation.

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board
(2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the BMW Group Mobility Council.

Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Chris D. Mclsaac
Joseph Brennan	Thomas M. Rampulla
Mortimer J. Buckley	Karin A. Risi
Gregory Davis	Anne E. Robinson
John James	Michael Rollings
John T. Marcante	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund if preceded or accompanied by the fund's current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q300 102021

Annual Report  |  August 31, 2021
Vanguard S&P Mid-Cap 400 Index Funds
Vanguard S&P Mid-Cap 400 Index Fund
Vanguard S&P Mid-Cap 400 Value Index Fund
Vanguard S&P Mid-Cap 400 Growth Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended August 31, 2021, returns for the three Vanguard S&P Mid-Cap 400 Index Funds ranged from 35.70% for ETF Shares in the Growth Index Fund to 54.62% for Institutional Shares in the Value Index Fund. All three funds closely tracked their target indexes.
•	The global economy rebounded faster than many had expected after the sharp pandemic-induced contraction in the spring of 2020. Countries that have been more successful in containing the virus have generally fared better economically. Swift and extensive fiscal and monetary support from policymakers have also been key to the rebound. With the 12 months under review reflecting the recovery in stocks following the sharp downturn at the start of the pandemic, the funds’ results were excellent.
•	Mid- and small-capitalization stocks outperformed their large-cap counterparts for the fiscal year, and value stocks surpassed growth.
•	All 11 sectors for the three funds generated positive returns. Consumer discretionary stocks contributed the most to the Index Fund and the Growth Index Fund, while financial stocks led the Value Index Fund. Industrials and information technology were also among the top performers for all three funds.
Market Barometer
	Average Annual Total Returns Periods Ended August 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	32.25%	18.42%	18.24%
Russell 2000 Index (Small-caps)	47.08	10.75	14.38
Russell 3000 Index (Broad U.S. market)	33.04	17.85	17.97
FTSE All-World ex US Index (International)	25.74	9.82	10.23
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-0.08%	5.43%	3.11%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	3.40	5.09	3.30
FTSE Three-Month U.S. Treasury Bill Index	0.06	1.20	1.13
CPI
Consumer Price Index	5.25%	2.76%	2.58%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended August 31, 2021
	Beginning Account Value 2/28/2021	Ending Account Value 8/31/2021	Expenses Paid During Period
Based on Actual Fund Return
S&P Mid-Cap 400 Index Fund
ETF Shares	$1,000.00	$1,109.20	$0.53
Institutional Shares	1,000.00	1,109.30	0.43
S&P Mid-Cap 400 Value Index Fund
ETF Shares	$1,000.00	$1,133.50	$0.81
Institutional Shares	1,000.00	1,133.90	0.43
S&P Mid-Cap 400 Growth Index Fund
ETF Shares	$1,000.00	$1,083.90	$0.79
Institutional Shares	1,000.00	1,084.30	0.42
Based on Hypothetical 5% Yearly Return
S&P Mid-Cap 400 Index Fund
ETF Shares	$1,000.00	$1,024.70	$0.51
Institutional Shares	1,000.00	1,024.80	0.41
S&P Mid-Cap 400 Value Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.77
Institutional Shares	1,000.00	1,024.80	0.41
S&P Mid-Cap 400 Growth Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.77
Institutional Shares	1,000.00	1,024.80	0.41
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Mid-Cap 400 Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; for the S&P Mid-Cap 400 Value Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares; and for the S&P Mid-Cap 400 Growth Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

S&P Mid-Cap 400 Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2011, Through August 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended August 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
S&P Mid-Cap 400 Index Fund ETF Shares Net Asset Value	44.65%	13.62%	13.77%	$36,330
S&P Mid-Cap 400 Index Fund ETF Shares Market Price	44.61	13.62	13.77	36,338
S&P MidCap 400 Index	44.77	13.74	13.90	36,760
Dow Jones U.S. Total Stock Market Float Adjusted Index	33.32	17.95	16.16	44,721

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
S&P Mid-Cap 400 Index Fund Institutional Shares	44.69%	13.67%	13.84%	$18,272,876
S&P MidCap 400 Index	44.77	13.74	13.90	18,379,984
Dow Jones U.S. Total Stock Market Float Adjusted Index	33.32	17.95	16.16	22,360,680
See Financial Highlights for dividend and capital gains information.
4

S&P Mid-Cap 400 Index Fund
Cumulative Returns of ETF Shares: August 31, 2011, Through August 31, 2021
	One Year	Five Years	Ten Years
S&P Mid-Cap 400 Index Fund ETF Shares Market Price	44.61%	89.36%	263.38%
S&P Mid-Cap 400 Index Fund ETF Shares Net Asset Value	44.65	89.33	263.30
S&P MidCap 400 Index	44.77	90.36	267.60
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
5

S&P Mid-Cap 400 Index Fund
Fund Allocation
As of August 31, 2021
Communication Services	1.7%
Consumer Discretionary	15.4
Consumer Staples	3.2
Energy	2.0
Financials	15.2
Health Care	10.0
Industrials	18.5
Information Technology	14.7
Materials	6.3
Real Estate	9.7
Utilities	3.3
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
6

S&P Mid-Cap 400 Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (1.7%)
	Cable One Inc.	6,525	13,700
	New York Times Co. Class A	174,511	8,862
*	Iridium Communications Inc.	141,138	6,282
	TEGNA Inc.	265,268	4,700
*	TripAdvisor Inc.	117,810	4,123
*	Yelp Inc. Class A	84,144	3,240
	John Wiley & Sons Inc. Class A	52,317	3,040
	World Wrestling Entertainment Inc. Class A	54,389	2,834
	Telephone & Data Systems Inc.	119,675	2,432
			49,213
Consumer Discretionary (15.4%)
	Williams-Sonoma Inc.	91,550	17,092
*	GameStop Corp. Class A	66,699	14,556
*	Five Below Inc.	67,277	14,317
*	RH	20,214	14,163
*	Deckers Outdoor Corp.	33,418	13,984
	Service Corp. International	202,038	12,680
	Lithia Motors Inc. Class A	35,753	11,845
*	Crocs Inc.	78,375	11,194
[1]	Dick's Sporting Goods Inc.	78,740	11,087
	Kohl's Corp.	187,720	10,775
	Lear Corp.	65,754	10,517
*	Capri Holdings Ltd.	181,822	10,275
	Tempur Sealy International Inc.	220,076	9,837
	Brunswick Corp.	93,595	9,067
*	YETI Holdings Inc.	90,147	8,955
*	Mattel Inc.	419,067	8,947
	Gentex Corp.	290,223	8,939
	Churchill Downs Inc.	41,654	8,768
*	TopBuild Corp.	39,725	8,692
	Toll Brothers Inc.	134,898	8,642
	Polaris Inc.	69,169	8,284
	Wyndham Hotels & Resorts Inc.	112,219	8,158
*	Skechers U.S.A. Inc. Class A	161,214	8,130
		Shares	Market Value• ($000)
*	Fox Factory Holding Corp.	50,421	7,748
*	Marriott Vacations Worldwide Corp.	51,299	7,672
	Thor Industries Inc.	66,525	7,546
	Texas Roadhouse Inc. Class A	78,771	7,483
	Harley-Davidson Inc.	184,641	7,299
*	AutoNation Inc.	64,788	7,068
	Foot Locker Inc.	124,092	7,035
*	Victoria's Secret & Co.	106,034	7,030
*	Helen of Troy Ltd.	29,377	7,027
	Wingstop Inc.	35,730	6,143
*	Boyd Gaming Corp.	96,959	5,950
	Travel + Leisure Co.	103,552	5,671
	H&R Block Inc.	218,020	5,592
	American Eagle Outfitters Inc.	181,369	5,535
	Carter's Inc.	52,816	5,407
*	Goodyear Tire & Rubber Co.	335,300	5,311
	Papa John's International Inc.	39,749	5,069
*	Grand Canyon Education Inc.	55,695	4,965
*	Ollie's Bargain Outlet Holdings Inc.	68,247	4,940
*	Scientific Games Corp.	68,112	4,928
	Wendy's Co.	212,784	4,898
	Murphy USA Inc.	30,086	4,672
	KB Home	106,777	4,595
*	Adient plc	113,200	4,453
*	Taylor Morrison Home Corp. Class A	154,939	4,352
	Choice Hotels International Inc.	34,712	4,143
	Cracker Barrel Old Country Store Inc.	28,510	4,094
	Dana Inc.	174,388	4,056
*	Callaway Golf Co.	139,787	3,922
*	Six Flags Entertainment Corp.	91,321	3,857
	Columbia Sportswear Co.	36,728	3,747
*	Nordstrom Inc.	130,802	3,742
*	Visteon Corp.	33,579	3,549
*	Tri Pointe Homes Inc.	142,293	3,382
7

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Graham Holdings Co. Class B	4,852	2,993
	Jack in the Box Inc.	26,712	2,830
*	Urban Outfitters Inc.	82,611	2,728
*	WW International Inc.	57,403	1,243
*	Just Eat Takeaway.com NV ADR	2	—
			441,579
Consumer Staples (3.2%)
*	Darling Ingredients Inc.	196,056	14,606
*	BJ's Wholesale Club Holdings Inc.	164,779	9,336
	Casey's General Stores Inc.	44,395	9,082
*	Post Holdings Inc.	71,100	7,957
	Ingredion Inc.	80,473	7,070
*	Boston Beer Co. Inc. Class A	11,175	6,372
	Flowers Foods Inc.	236,599	5,709
	Sanderson Farms Inc.	23,880	4,692
	Lancaster Colony Corp.	23,497	4,165
*	Hain Celestial Group Inc.	98,255	3,676
*	Sprouts Farmers Market Inc.	141,822	3,531
*	Coty Inc. Class A	340,586	3,328
	Nu Skin Enterprises Inc. Class A	60,133	3,044
	Energizer Holdings Inc.	69,829	2,747
*	Grocery Outlet Holding Corp.	104,662	2,724
*	TreeHouse Foods Inc.	67,563	2,532
*	Pilgrim's Pride Corp.	58,768	1,636
	Tootsie Roll Industries Inc.	21,014	665
			92,872
Energy (2.0%)
	Targa Resources Corp.	274,737	12,067
	Cimarex Energy Co.	123,550	7,934
*	EQT Corp.	335,366	6,147
	HollyFrontier Corp.	179,571	5,806
*	DT Midstream Inc.	116,385	5,408
*	ChampionX Corp.	224,988	5,249
	Equitrans Midstream Corp.	488,505	4,265
	Murphy Oil Corp.	174,315	3,706
	Antero Midstream Corp.	344,162	3,307
*	CNX Resources Corp.	264,685	3,007
			56,896
Financials (15.2%)
	Signature Bank	69,239	17,956
	FactSet Research Systems Inc.	45,480	17,292
	Brown & Brown Inc.	281,070	16,316
	East West Bancorp Inc.	170,451	12,501
	American Financial Group Inc.	82,824	11,425
*	Alleghany Corp.	16,733	11,323
	First Horizon Corp.	663,663	10,878
	Reinsurance Group of America Inc.	81,687	9,461
	RenaissanceRe Holdings Ltd.	59,642	9,348
		Shares	Market Value• ($000)
	First American Financial Corp.	131,855	9,300
	Commerce Bancshares Inc.	126,561	8,950
	SEI Investments Co.	142,417	8,945
	Janus Henderson Group plc	205,008	8,889
	Jefferies Financial Group Inc.	240,361	8,884
	Pinnacle Financial Partners Inc.	91,428	8,861
	Old Republic International Corp.	340,519	8,854
	Stifel Financial Corp.	126,268	8,725
	Affiliated Managers Group Inc.	50,028	8,510
	First Financial Bankshares Inc.	170,961	8,141
	Prosperity Bancshares Inc.	111,666	7,803
	Cullen/Frost Bankers Inc.	67,953	7,762
	Synovus Financial Corp.	178,543	7,695
	SLM Corp.	387,957	7,274
	Primerica Inc.	47,386	7,247
	New York Community Bancorp Inc.	558,817	6,996
	Evercore Inc. Class A	49,202	6,871
	CIT Group Inc.	119,027	6,597
	Essent Group Ltd.	135,591	6,384
	Valley National Bancorp	487,652	6,359
	Interactive Brokers Group Inc. Class A	97,116	6,278
	MGIC Investment Corp.	407,698	6,226
	Bank OZK	145,252	6,163
	Glacier Bancorp Inc.	114,754	6,112
	Hanover Insurance Group Inc.	43,133	6,095
	Selective Insurance Group Inc.	72,122	6,027
	PacWest Bancorp	140,474	5,977
	United Bankshares Inc.	161,209	5,857
	Webster Financial Corp.	108,647	5,489
	Sterling Bancorp	231,422	5,297
	RLI Corp.	47,798	5,221
	Umpqua Holdings Corp.	265,093	5,161
	Wintrust Financial Corp.	68,538	5,129
*	Brighthouse Financial Inc.	103,090	5,047
	Navient Corp.	215,694	5,006
	Kemper Corp.	72,928	5,003
	Hancock Whitney Corp.	104,291	4,793
	UMB Financial Corp.	52,241	4,784
	Kinsale Capital Group Inc.	25,765	4,685
	FNB Corp.	383,752	4,482
	FirstCash Inc.	49,296	4,224
*	Texas Capital Bancshares Inc.	60,766	4,132
	Bank of Hawaii Corp.	48,540	4,068
	Home BancShares Inc.	182,227	4,036
	CNO Financial Group Inc.	158,078	3,867
	PROG Holdings Inc.	80,876	3,827

8

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Federated Hermes Inc. Class B	112,362	3,801
	Associated Banc-Corp	183,622	3,786
	Cathay General Bancorp	89,988	3,580
	BancorpSouth Bank	115,945	3,401
	Fulton Financial Corp.	195,391	3,097
	Washington Federal Inc.	87,007	2,897
	International Bancshares Corp.	66,997	2,806
*	LendingTree Inc.	13,274	2,212
	Mercury General Corp.	31,922	1,906
			436,019
Health Care (9.9%)
*	Molina Healthcare Inc.	70,168	18,859
*	Repligen Corp.	61,353	17,362
*	Masimo Corp.	60,797	16,509
	Hill-Rom Holdings Inc.	79,864	11,627
*	United Therapeutics Corp.	53,826	11,566
*	Syneos Health Inc.	121,668	11,288
*	Penumbra Inc.	40,767	11,209
*	Neurocrine Biosciences Inc.	113,602	10,815
*	Tenet Healthcare Corp.	128,310	9,668
*	Jazz Pharmaceuticals plc	72,211	9,511
	Encompass Health Corp.	119,605	9,383
	Chemed Corp.	19,165	9,136
*	STAAR Surgical Co.	56,348	8,704
*	Arrowhead Pharmaceuticals Inc.	125,064	8,394
*	Envista Holdings Corp.	193,182	8,266
*	Globus Medical Inc. Class A	93,242	7,608
*	Exelixis Inc.	376,556	7,219
*	Amedisys Inc.	39,139	7,180
*	Acadia Healthcare Co. Inc.	107,823	7,129
*	LHC Group Inc.	38,048	7,106
*	Halozyme Therapeutics Inc.	160,814	6,753
*	HealthEquity Inc.	100,182	6,429
*	Integra LifeSciences Holdings Corp.	85,336	6,420
*	Medpace Holdings Inc.	33,281	6,069
*	Quidel Corp.	46,528	6,000
*	Neogen Corp.	129,051	5,650
*	LivaNova plc	63,077	5,216
*	ICU Medical Inc.	23,713	4,727
*	Option Care Health Inc.	145,542	3,893
*	NuVasive Inc.	62,041	3,855
*	Haemonetics Corp.	61,189	3,840
*	Emergent BioSolutions Inc.	54,729	3,452
*	Nektar Therapeutics	218,782	3,387
*	R1 RCM Inc.	166,078	3,275
	Patterson Cos. Inc.	104,507	3,202
*	Ligand Pharmaceuticals Inc.	20,011	2,647
*	Progyny Inc.	44,676	2,496
			285,850
Industrials (18.5%)
	Graco Inc.	203,574	15,964
		Shares	Market Value• ($000)
	Nordson Corp.	64,932	15,493
*	Trex Co. Inc.	138,609	15,214
	Toro Co.	128,636	14,142
*	Axon Enterprise Inc.	77,720	14,135
	Lennox International Inc.	41,305	13,845
	Hubbell Inc. Class B	65,262	13,451
*	Builders FirstSource Inc.	248,878	13,263
	Carlisle Cos. Inc.	62,708	13,215
*	Middleby Corp.	66,844	12,228
	Owens Corning	125,513	11,993
*	AECOM	175,894	11,532
	Watsco Inc.	39,546	11,010
*	XPO Logistics Inc.	122,144	10,615
	Donaldson Co. Inc.	151,537	10,267
	AGCO Corp.	74,241	10,217
*	GXO Logistics Inc.	122,144	9,990
	Lincoln Electric Holdings Inc.	71,536	9,987
	ITT Inc.	103,448	9,897
	Oshkosh Corp.	82,445	9,447
	Tetra Tech Inc.	65,076	9,360
*	IAA Inc.	161,916	8,601
*	Sunrun Inc.	193,575	8,566
	Woodward Inc.	70,447	8,520
	EMCOR Group Inc.	65,549	7,964
	ManpowerGroup Inc.	65,515	7,955
	Acuity Brands Inc.	42,900	7,916
	Landstar System Inc.	46,149	7,754
*	Stericycle Inc.	110,253	7,674
	Knight-Swift Transportation Holdings Inc. Class A	147,159	7,642
*	Saia Inc.	31,801	7,636
	Regal Beloit Corp.	48,820	7,295
*	CACI International Inc. Class A	28,297	7,288
*	ASGN Inc.	63,920	7,171
	MSA Safety Inc.	43,765	7,127
	nVent Electric plc	201,469	6,922
*	Colfax Corp.	141,742	6,828
	KBR Inc.	169,832	6,613
	Valmont Industries Inc.	25,532	6,354
*	MasTec Inc.	67,859	6,205
*	Clean Harbors Inc.	60,314	6,189
	Flowserve Corp.	156,580	6,086
	Crane Co.	59,652	6,071
	Timken Co.	82,170	6,043
	Curtiss-Wright Corp.	49,188	5,990
	Simpson Manufacturing Co. Inc.	52,182	5,904
	Science Applications International Corp.	69,652	5,867
*	JetBlue Airways Corp.	380,459	5,756
*	FTI Consulting Inc.	41,119	5,745
*	Hexcel Corp.	100,661	5,708
*	Avis Budget Group Inc.	62,114	5,637
	Ryder System Inc.	64,728	5,145
*	Univar Solutions Inc.	203,761	4,811

9

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Insperity Inc.	43,217	4,769
	MSC Industrial Direct Co. Inc. Class A	56,463	4,755
	Brink's Co.	59,780	4,672
	EnerSys	51,467	4,354
	Terex Corp.	83,870	4,282
	GATX Corp.	42,536	3,900
*	Kirby Corp.	72,219	3,870
	Kennametal Inc.	100,453	3,735
	Herman Miller Inc.	88,629	3,725
*	Mercury Systems Inc.	67,464	3,399
	Werner Enterprises Inc.	68,553	3,233
	Trinity Industries Inc.	97,224	2,822
*	Dycom Industries Inc.	36,984	2,786
*	KAR Auction Services Inc.	149,909	2,535
*	Fluor Corp.	151,153	2,518
	Healthcare Services Group Inc.	89,784	2,349
			529,952
Information Technology (14.7%)
	Cognex Corp.	212,199	18,805
*	SolarEdge Technologies Inc.	62,452	18,097
*	Ceridian HCM Holding Inc.	157,796	17,728
*	Fair Isaac Corp.	34,576	15,896
*	Manhattan Associates Inc.	76,437	12,459
*	Paylocity Holding Corp.	45,167	12,159
*	Cree Inc.	138,743	11,790
	Genpact Ltd.	209,303	10,859
*	Arrow Electronics Inc.	89,113	10,802
	Universal Display Corp.	51,541	10,751
*	Ciena Corp.	186,192	10,637
*	Aspen Technology Inc.	81,723	10,583
*	Lattice Semiconductor Corp.	164,070	10,192
	Jabil Inc.	160,901	9,940
*	WEX Inc.	53,758	9,868
	MKS Instruments Inc.	66,513	9,789
*	First Solar Inc.	102,189	9,606
*	Concentrix Corp.	50,035	8,676
*	Silicon Laboratories Inc.	54,394	8,574
	Littelfuse Inc.	29,503	8,420
*	Synaptics Inc.	42,295	8,027
*	II-VI Inc.	126,024	7,937
*	Lumentum Holdings Inc.	91,197	7,901
	Brooks Automation Inc.	89,269	7,584
*	Coherent Inc.	29,474	7,447
	Vontier Corp.	202,817	7,376
*	Teradata Corp.	131,689	7,202
*	J2 Global Inc.	50,985	7,021
*	NCR Corp.	157,282	6,681
	National Instruments Corp.	158,133	6,613
	Maximus Inc.	73,859	6,432
	SYNNEX Corp.	49,839	6,333
	CDK Global Inc.	146,316	6,087
	Alliance Data Systems Corp.	59,745	5,862
*	Cirrus Logic Inc.	69,120	5,783
		Shares	Market Value• ($000)
*	Semtech Corp.	78,013	5,455
*	Envestnet Inc.	65,393	5,223
*	Sailpoint Technologies Holdings Inc.	110,937	5,199
*	Mimecast Ltd.	71,527	4,993
*	Cerence Inc.	45,442	4,928
	Avnet Inc.	119,549	4,837
*	Qualys Inc.	40,446	4,748
	CMC Materials Inc.	35,151	4,662
*	ACI Worldwide Inc.	141,940	4,575
*	CommVault Systems Inc.	55,302	4,478
	Xerox Holdings Corp.	193,735	4,361
*	Sabre Corp.	383,867	4,311
*	Viasat Inc.	81,779	4,223
*	Blackbaud Inc.	58,660	4,088
*	LiveRamp Holdings Inc.	82,204	4,028
	Amkor Technology Inc.	129,087	3,546
	Vishay Intertechnology Inc.	159,459	3,503
	Belden Inc.	53,758	3,078
*	NetScout Systems Inc.	88,616	2,430
			422,583
Materials (6.3%)
	Steel Dynamics Inc.	241,095	16,272
*	Cleveland-Cliffs Inc.	552,043	12,956
	RPM International Inc.	155,614	12,806
	Reliance Steel & Aluminum Co.	76,545	11,485
	AptarGroup Inc.	78,958	10,644
	Royal Gold Inc.	78,828	8,776
	United States Steel Corp.	324,008	8,667
	Olin Corp.	172,162	8,581
	Eagle Materials Inc.	50,919	7,986
	Sonoco Products Co.	120,889	7,894
	Louisiana-Pacific Corp.	122,859	7,794
	Scotts Miracle-Gro Co.	48,859	7,663
	Chemours Co.	198,891	6,665
	Valvoline Inc.	217,576	6,562
	Ashland Global Holdings Inc.	65,651	5,981
	Avient Corp.	109,700	5,714
	Commercial Metals Co.	144,800	4,723
	Sensient Technologies Corp.	50,803	4,412
	Silgan Holdings Inc.	94,166	3,995
*	Ingevity Corp.	48,086	3,866
	Cabot Corp.	68,017	3,632
	Minerals Technologies Inc.	40,530	3,187
	NewMarket Corp.	8,799	3,077
	Compass Minerals International Inc.	40,857	2,735
	Worthington Industries Inc.	42,025	2,435
	Greif Inc. Class A	31,866	2,018
			180,526
Real Estate (9.7%)
	Camden Property Trust	117,369	17,610
*	Jones Lang LaSalle Inc.	61,647	14,945
	Medical Properties Trust Inc.	706,734	14,474

10

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Lamar Advertising Co. Class A	104,159	11,856
	Life Storage Inc.	92,343	11,491
	CyrusOne Inc.	147,233	11,334
	STORE Capital Corp.	292,500	10,550
	National Retail Properties Inc.	210,961	10,044
	Rexford Industrial Realty Inc.	161,078	9,976
	Apartment Income REIT Corp.	188,432	9,576
	Omega Healthcare Investors Inc.	282,799	9,482
	First Industrial Realty Trust Inc.	155,153	8,687
	EastGroup Properties Inc.	48,086	8,668
	American Campus Communities Inc.	165,651	8,423
	Brixmor Property Group Inc.	356,802	8,367
	Kilroy Realty Corp.	127,325	8,359
	CoreSite Realty Corp.	51,649	7,663
	Spirit Realty Capital Inc.	138,125	7,151
	Cousins Properties Inc.	178,607	6,887
	Douglas Emmett Inc.	198,189	6,542
	Rayonier Inc.	167,049	6,144
	SL Green Realty Corp.	83,334	5,840
	Highwoods Properties Inc.	125,027	5,713
*	Park Hotels & Resorts Inc.	284,159	5,439
	National Storage Affiliates Trust	93,387	5,346
	Healthcare Realty Trust Inc.	170,216	5,112
	Physicians Realty Trust	258,904	4,792
	Hudson Pacific Properties Inc.	181,373	4,785
	EPR Properties	89,836	4,559
	PotlatchDeltic Corp.	80,552	4,185
	Sabra Health Care REIT Inc.	259,457	4,151
	JBG SMITH Properties	132,721	3,999
	Corporate Office Properties Trust	134,919	3,802
	PS Business Parks Inc.	24,147	3,797
	Pebblebrook Hotel Trust	157,870	3,478
	Macerich Co.	201,000	3,433
	Urban Edge Properties	132,180	2,504
	Kimco Realty Corp.	1	—
			279,164
	Shares	Market Value• ($000)
Utilities (3.3%)
Essential Utilities Inc.	268,578	13,329
UGI Corp.	250,749	11,612
OGE Energy Corp.	240,514	8,517
MDU Resources Group Inc.	241,737	7,777
IDACORP Inc.	60,697	6,394
Hawaiian Electric Industries Inc.	131,190	5,720
National Fuel Gas Co.	109,544	5,675
Black Hills Corp.	75,546	5,313
PNM Resources Inc.	103,128	5,105
Southwest Gas Holdings Inc.	69,695	4,900
ONE Gas Inc.	63,974	4,595
New Jersey Resources Corp.	115,760	4,322
ALLETE Inc.	62,706	4,228
Spire Inc.	62,095	4,142
NorthWestern Corp.	60,889	3,873
		95,502
Total Common Stocks (Cost $2,104,105)		2,870,156
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund, 0.068% (Cost $11,438)	114,385	11,438
Total Investments (100.3%) (Cost $2,115,543)		2,881,594
Other Assets and Liabilities—Net (-0.3%)		(9,814)
Net Assets (100%)		2,871,780
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,547,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $10,861,000 was received for securities on loan.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

11

S&P Mid-Cap 400 Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	September 2021	4	1,101	19

See accompanying Notes, which are an integral part of the Financial Statements.
12

S&P Mid-Cap 400 Index Fund
Statement of Assets and Liabilities
As of August 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,104,105)	2,870,156
Affiliated Issuers (Cost $11,438)	11,438
Total Investments in Securities	2,881,594
Investment in Vanguard	95
Cash Collateral Pledged—Futures Contracts	60
Receivables for Investment Securities Sold	1,425
Receivables for Accrued Income	1,897
Receivables for Capital Shares Issued	158
Total Assets	2,885,229
Liabilities
Due to Custodian	1,507
Payables for Investment Securities Purchased	610
Collateral for Securities on Loan	10,861
Payables for Capital Shares Redeemed	355
Payables to Vanguard	113
Variation Margin Payable—Futures Contracts	3
Total Liabilities	13,449
Net Assets	2,871,780
13

S&P Mid-Cap 400 Index Fund
Statement of Assets and Liabilities (continued)
At August 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	2,332,566
Total Distributable Earnings (Loss)	539,214
Net Assets	2,871,780

ETF Shares—Net Assets
Applicable to 7,926,158 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,475,510
Net Asset Value Per Share—ETF Shares	$186.16

Institutional Shares—Net Assets
Applicable to 3,760,478 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,396,270
Net Asset Value Per Share—Institutional Shares	$371.30
See accompanying Notes, which are an integral part of the Financial Statements.
14

S&P Mid-Cap 400 Index Fund
Statement of Operations

Year Ended August 31, 2021
($000)
Investment Income
Income
Dividends	34,003
Interest[1]	2
Securities Lending—Net	84
Total Income	34,089
Expenses
The Vanguard Group—Note B
Investment Advisory Services	390
Management and Administrative—ETF Shares	922
Management and Administrative—Institutional Shares	808
Marketing and Distribution—ETF Shares	53
Marketing and Distribution—Institutional Shares	34
Custodian Fees	50
Auditing Fees	26
Shareholders’ Reports—ETF Shares	27
Shareholders’ Reports—Institutional Shares	9
Trustees’ Fees and Expenses	1
Total Expenses	2,320
Net Investment Income	31,769
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	184,207
Futures Contracts	1,087
Realized Net Gain (Loss)	185,294
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	699,581
Futures Contracts	24
Change in Unrealized Appreciation (Depreciation)	699,605
Net Increase (Decrease) in Net Assets Resulting from Operations	916,668
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,000, $3,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $231,108,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
15

S&P Mid-Cap 400 Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	31,769	32,257
Realized Net Gain (Loss)	185,294	41,164
Change in Unrealized Appreciation (Depreciation)	699,605	21,473
Net Increase (Decrease) in Net Assets Resulting from Operations	916,668	94,894
Distributions
ETF Shares	(14,119)	(14,643)
Institutional Shares	(16,856)	(18,508)
Total Distributions	(30,975)	(33,151)
Capital Share Transactions
ETF Shares	182,048	(54,436)
Institutional Shares	(248,994)	(75,560)
Net Increase (Decrease) from Capital Share Transactions	(66,946)	(129,996)
Total Increase (Decrease)	818,747	(68,253)
Net Assets
Beginning of Period	2,053,033	2,121,286
End of Period	2,871,780	2,053,033
See accompanying Notes, which are an integral part of the Financial Statements.
16

S&P Mid-Cap 400 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$130.31	$127.18	$138.01	$116.74	$105.51
Investment Operations
Net Investment Income[1]	1.996	1.959	1.880	1.778	1.510
Net Realized and Unrealized Gain (Loss) on Investments	55.805	3.205	(10.864)	21.199	11.294
Total from Investment Operations	57.801	5.164	(8.984)	22.977	12.804
Distributions
Dividends from Net Investment Income	(1.951)	(2.034)	(1.846)	(1.707)	(1.574)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.951)	(2.034)	(1.846)	(1.707)	(1.574)
Net Asset Value, End of Period	$186.16	$130.31	$127.18	$138.01	$116.74
Total Return	44.65%	4.11%	-6.50%	19.82%	12.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,476	$890	$919	$973	$727
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.21%	1.57%	1.47%	1.38%	1.34%
Portfolio Turnover Rate[2]	16%	17%	10%	12%	13%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
17

S&P Mid-Cap 400 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$259.90	$253.60	$275.26	$232.82	$210.40
Investment Operations
Net Investment Income[1]	4.038	3.959	3.786	3.711	3.176
Net Realized and Unrealized Gain (Loss) on Investments	111.307	6.384	(21.653)	42.301	22.516
Total from Investment Operations	115.345	10.343	(17.867)	46.012	25.692
Distributions
Dividends from Net Investment Income	(3.945)	(4.043)	(3.793)	(3.572)	(3.272)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.945)	(4.043)	(3.793)	(3.572)	(3.272)
Net Asset Value, End of Period	$371.30	$259.90	$253.60	$275.26	$232.82
Total Return	44.69%	4.14%	-6.49%	19.92%	12.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,396	$1,164	$1,202	$1,420	$1,119
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.24%	1.59%	1.49%	1.45%	1.41%
Portfolio Turnover Rate[2]	16%	17%	10%	12%	13%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
18

S&P Mid-Cap 400 Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
19

S&P Mid-Cap 400 Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
20

S&P Mid-Cap 400 Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2021, the fund had contributed to Vanguard capital in the amount of $95,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
21

S&P Mid-Cap 400 Index Fund
At August 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	230,899
Total Distributable Earnings (Loss)	(230,899)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	6,638
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(228,906)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	761,482
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	30,975	33,151
Long-Term Capital Gains	—	—
Total	30,975	33,151
*	Includes short-term capital gains, if any.
22

S&P Mid-Cap 400 Index Fund
As of August 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,120,112
Gross Unrealized Appreciation	851,935
Gross Unrealized Depreciation	(90,453)
Net Unrealized Appreciation (Depreciation)	761,482
E.	During the year ended August 31, 2021, the fund purchased $937,289,000 of investment securities and sold $997,906,000 of investment securities, other than temporary cash investments. Purchases and sales include $530,814,000 and $464,921,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2021, such purchases were $126,212,000 and sales were $66,634,000, resulting in net realized gain (loss) of ($29,645,000); these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	666,229	4,125	513,113	4,275
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(484,181)	(3,025)	(567,549)	(4,675)
Net Increase (Decrease)—ETF Shares	182,048	1,100	(54,436)	(400)
Institutional Shares
Issued	157,041	500	151,527	634
Issued in Lieu of Cash Distributions	16,165	52	17,876	71
Redeemed	(422,200)	(1,269)	(244,963)	(969)
Net Increase (Decrease)—Institutional Shares	(248,994)	(717)	(75,560)	(264)
G.	Management has determined that no events or transactions occurred subsequent to August 31, 2021, that would require recognition or disclosure in these financial statements.
23

S&P Mid-Cap 400 Value Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2011, Through August 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended August 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
S&P Mid-Cap 400 Value Index Fund ETF Shares Net Asset Value	54.51%	12.16%	13.27%	$34,757
S&P Mid-Cap 400 Value Index Fund ETF Shares Market Price	54.43	12.15	13.31	34,895
S&P MidCap 400 Value Index	54.72	12.31	13.46	35,338
Dow Jones U.S. Total Stock Market Float Adjusted Index	33.32	17.95	16.16	44,721

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
S&P Mid-Cap 400 Value Index Fund Institutional Shares	54.62%	12.26%	13.39%	$17,564,816
S&P MidCap 400 Value Index	54.72	12.31	13.46	17,668,824
Dow Jones U.S. Total Stock Market Float Adjusted Index	33.32	17.95	16.16	22,360,680
See Financial Highlights for dividend and capital gains information.
24

S&P Mid-Cap 400 Value Index Fund
Cumulative Returns of ETF Shares: August 31, 2011, Through August 31, 2021
	One Year	Five Years	Ten Years
S&P Mid-Cap 400 Value Index Fund ETF Shares Market Price	54.43%	77.44%	248.95%
S&P Mid-Cap 400 Value Index Fund ETF Shares Net Asset Value	54.51	77.47	247.57
S&P MidCap 400 Value Index	54.72	78.69	253.38
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
25

S&P Mid-Cap 400 Value Index Fund
Fund Allocation
As of August 31, 2021
Communication Services	1.1%
Consumer Discretionary	13.3
Consumer Staples	3.7
Energy	2.5
Financials	21.0
Health Care	5.0
Industrials	17.2
Information Technology	9.7
Materials	7.4
Real Estate	13.4
Utilities	5.7
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
26

S&P Mid-Cap 400 Value Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.4%)
Communication Services (1.0%)
	John Wiley & Sons Inc. Class A	33,700	1,958
	TEGNA Inc.	102,524	1,817
*	TripAdvisor Inc.	47,643	1,667
*	Iridium Communications Inc.	35,506	1,580
	Telephone & Data Systems Inc.	77,044	1,566
*	Yelp Inc. Class A	26,399	1,017
	World Wrestling Entertainment Inc. Class A	14,758	769
			10,374
Consumer Discretionary (13.3%)
[1]	Dick's Sporting Goods Inc.	50,656	7,133
	Kohl's Corp.	120,768	6,932
	Lear Corp.	42,285	6,763
*	Capri Holdings Ltd.	116,969	6,610
*	Skechers U.S.A. Inc. Class A	103,719	5,231
*	GameStop Corp. Class A	22,743	4,963
*	Marriott Vacations Worldwide Corp.	33,010	4,937
	Thor Industries Inc.	42,806	4,855
*	AutoNation Inc.	41,680	4,547
	Foot Locker Inc.	79,829	4,525
	H&R Block Inc.	140,333	3,599
	American Eagle Outfitters Inc.	116,740	3,563
	Carter's Inc.	34,000	3,481
*	Goodyear Tire & Rubber Co.	215,864	3,419
	Service Corp. International	52,035	3,266
	Toll Brothers Inc.	48,653	3,117
	Murphy USA Inc.	19,378	3,009
	KB Home	68,550	2,950
*	Adient plc	72,906	2,868
	Polaris Inc.	23,614	2,828
*	Taylor Morrison Home Corp. Class A	99,807	2,804
	Cracker Barrel Old Country Store Inc.	18,373	2,638
	Brunswick Corp.	27,136	2,629
	Dana Inc.	111,950	2,604
		Shares	Market Value• ($000)
	Gentex Corp.	78,540	2,419
*	Nordstrom Inc.	84,307	2,412
	Wyndham Hotels & Resorts Inc.	33,145	2,410
	Travel + Leisure Co.	40,558	2,221
*	Tri Pointe Homes Inc.	91,361	2,172
*	Grand Canyon Education Inc.	22,522	2,008
*	Victoria's Secret & Co.	30,001	1,989
	Harley-Davidson Inc.	48,806	1,929
	Graham Holdings Co. Class B	3,126	1,928
*	Boyd Gaming Corp.	28,639	1,758
*	Urban Outfitters Inc.	52,997	1,750
*	Six Flags Entertainment Corp.	36,323	1,534
	Columbia Sportswear Co.	13,677	1,395
*	Scientific Games Corp.	18,366	1,329
	Choice Hotels International Inc.	10,521	1,256
*	Visteon Corp.	11,256	1,189
*	Callaway Golf Co.	37,615	1,055
*	WW International Inc.	22,649	490
			130,515
Consumer Staples (3.7%)
*	BJ's Wholesale Club Holdings Inc.	106,039	6,008
*	Post Holdings Inc.	45,744	5,119
	Ingredion Inc.	51,789	4,550
	Casey's General Stores Inc.	17,716	3,624
	Sanderson Farms Inc.	15,381	3,022
*	Sprouts Farmers Market Inc.	91,112	2,269
	Flowers Foods Inc.	92,620	2,235
*	Coty Inc. Class A	219,540	2,145
*	TreeHouse Foods Inc.	43,373	1,625
	Lancaster Colony Corp.	6,324	1,121
*	Pilgrim's Pride Corp.	37,677	1,049
	Energizer Holdings Inc.	23,879	939
*	Hain Celestial Group Inc.	24,149	904
	Nu Skin Enterprises Inc. Class A	17,318	877
27

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
*	Grocery Outlet Holding Corp.	25,670	668
	Tootsie Roll Industries Inc.	7,920	251
			36,406
Energy (2.5%)
	Targa Resources Corp.	136,147	5,979
	HollyFrontier Corp.	115,665	3,739
*	DT Midstream Inc.	74,930	3,482
	Cimarex Energy Co.	41,244	2,649
*	EQT Corp.	133,480	2,447
	Murphy Oil Corp.	111,959	2,380
*	ChampionX Corp.	85,587	1,997
	Equitrans Midstream Corp.	172,353	1,505
			24,178
Financials (20.9%)
	East West Bancorp Inc.	109,656	8,042
	Signature Bank	28,953	7,508
	American Financial Group Inc.	53,276	7,349
*	Alleghany Corp.	10,761	7,282
	First Horizon Corp.	426,933	6,997
	Reinsurance Group of America Inc.	52,560	6,088
	First American Financial Corp.	84,826	5,983
	Janus Henderson Group plc	131,858	5,717
	Jefferies Financial Group Inc.	154,626	5,715
	Pinnacle Financial Partners Inc.	58,809	5,700
	Old Republic International Corp.	219,004	5,694
	Affiliated Managers Group Inc.	32,180	5,474
	Prosperity Bancshares Inc.	71,855	5,021
	Cullen/Frost Bankers Inc.	43,726	4,994
	Synovus Financial Corp.	114,870	4,951
	New York Community Bancorp Inc.	359,658	4,503
	CIT Group Inc.	76,594	4,245
	Valley National Bancorp	313,816	4,092
	MGIC Investment Corp.	262,398	4,007
	Bank OZK	93,482	3,966
	Hanover Insurance Group Inc.	27,760	3,923
	Selective Insurance Group Inc.	46,420	3,879
	United Bankshares Inc.	103,795	3,771
	Webster Financial Corp.	69,942	3,533
	Sterling Bancorp	149,006	3,411
	Wintrust Financial Corp.	44,134	3,303
	Stifel Financial Corp.	47,157	3,259
	Navient Corp.	138,912	3,224
	Kemper Corp.	46,958	3,221
	Hancock Whitney Corp.	67,181	3,088
	UMB Financial Corp.	33,650	3,082
	Commerce Bancshares Inc.	42,388	2,998
		Shares	Market Value• ($000)
	FNB Corp.	247,283	2,888
	SEI Investments Co.	44,958	2,824
	PacWest Bancorp	65,170	2,773
	FirstCash Inc.	31,654	2,712
*	Texas Capital Bancshares Inc.	39,165	2,663
	Bank of Hawaii Corp.	31,161	2,612
	Home BancShares Inc.	116,994	2,591
	RenaissanceRe Holdings Ltd.	16,463	2,580
	CNO Financial Group Inc.	101,496	2,483
	Associated Banc-Corp	117,874	2,431
	Cathay General Bancorp	57,780	2,299
	BancorpSouth Bank	74,735	2,192
	Essent Group Ltd.	43,672	2,056
	Fulton Financial Corp.	125,442	1,988
	Glacier Bancorp Inc.	36,837	1,962
	Umpqua Holdings Corp.	97,011	1,889
	First Financial Bankshares Inc.	39,637	1,888
	Washington Federal Inc.	55,857	1,860
	International Bancshares Corp.	43,022	1,802
	Evercore Inc. Class A	11,689	1,632
	Federated Hermes Inc. Class B	42,580	1,441
	RLI Corp.	12,583	1,374
	PROG Holdings Inc.	28,175	1,333
	Mercury General Corp.	20,472	1,222
			205,515
Health Care (5.0%)
*	Tenet Healthcare Corp.	82,525	6,218
*	Molina Healthcare Inc.	20,760	5,580
*	Envista Holdings Corp.	124,265	5,317
	Hill-Rom Holdings Inc.	29,807	4,339
*	United Therapeutics Corp.	20,090	4,317
*	LivaNova plc	40,599	3,357
*	Acadia Healthcare Co. Inc.	43,075	2,848
	Encompass Health Corp.	33,915	2,661
*	NuVasive Inc.	40,002	2,486
*	Integra LifeSciences Holdings Corp.	27,389	2,060
	Patterson Cos. Inc.	67,068	2,055
*	ICU Medical Inc.	7,459	1,487
*	Neogen Corp.	33,134	1,451
*	Nektar Therapeutics	87,187	1,350
*	Option Care Health Inc.	43,008	1,150
*	Haemonetics Corp.	17,756	1,114
*	Ligand Pharmaceuticals Inc.	6,166	816
*	Progyny Inc.	14,454	808
			49,414
Industrials (17.1%)
	Owens Corning	80,722	7,713
*	AECOM	113,132	7,417
	Oshkosh Corp.	53,033	6,077

28

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
	EMCOR Group Inc.	42,169	5,124
	ManpowerGroup Inc.	42,139	5,117
	Acuity Brands Inc.	27,602	5,093
	nVent Electric plc	129,622	4,454
*	Colfax Corp.	91,193	4,393
*	Builders FirstSource Inc.	81,672	4,352
	KBR Inc.	109,274	4,255
*	MasTec Inc.	43,671	3,993
	Flowserve Corp.	100,763	3,917
	Crane Co.	38,388	3,907
	AGCO Corp.	27,713	3,814
*	JetBlue Airways Corp.	244,926	3,706
	Nordson Corp.	15,464	3,690
*	Hexcel Corp.	64,792	3,674
	Lennox International Inc.	10,902	3,654
*	Avis Budget Group Inc.	39,983	3,628
	Carlisle Cos. Inc.	16,954	3,573
	ITT Inc.	36,624	3,504
	Hubbell Inc. Class B	16,805	3,464
	Ryder System Inc.	41,672	3,312
	Donaldson Co. Inc.	48,781	3,305
*	XPO Logistics Inc.	37,750	3,281
*	Univar Solutions Inc.	131,222	3,098
*	GXO Logistics Inc.	37,753	3,088
*	Middleby Corp.	16,789	3,071
*	Stericycle Inc.	43,325	3,015
	Watsco Inc.	9,682	2,696
*	CACI International Inc. Class A	10,391	2,676
	Woodward Inc.	21,788	2,635
	GATX Corp.	27,306	2,503
*	Kirby Corp.	46,541	2,494
*	Clean Harbors Inc.	23,626	2,424
	Curtiss-Wright Corp.	19,894	2,423
	Valmont Industries Inc.	9,672	2,407
	Kennametal Inc.	64,711	2,406
	Herman Miller Inc.	56,899	2,391
	Regal Beloit Corp.	15,733	2,351
	Science Applications International Corp.	27,389	2,307
	Brink's Co.	23,889	1,867
	Landstar System Inc.	10,992	1,847
	Trinity Industries Inc.	62,406	1,812
*	Dycom Industries Inc.	23,811	1,794
	Terex Corp.	33,477	1,709
*	KAR Auction Services Inc.	96,242	1,627
*	Fluor Corp.	97,470	1,624
	MSC Industrial Direct Co. Inc. Class A	18,122	1,526
	Healthcare Services Group Inc.	57,893	1,514
	EnerSys	16,838	1,424
	Werner Enterprises Inc.	23,724	1,119
			168,265
		Shares	Market Value• ($000)
Information Technology (9.6%)
*	Arrow Electronics Inc.	57,293	6,945
	Jabil Inc.	103,459	6,392
	Vontier Corp.	130,470	4,745
*	Ceridian HCM Holding Inc.	41,635	4,678
*	Ciena Corp.	75,473	4,312
*	NCR Corp.	101,196	4,299
	SYNNEX Corp.	32,072	4,075
	Alliance Data Systems Corp.	38,456	3,773
*	Coherent Inc.	12,527	3,165
	Avnet Inc.	76,987	3,115
*	Teradata Corp.	53,441	2,923
*	Concentrix Corp.	16,761	2,906
	Xerox Holdings Corp.	124,796	2,809
	Genpact Ltd.	52,594	2,729
*	Viasat Inc.	52,689	2,721
*	Synaptics Inc.	14,118	2,679
*	WEX Inc.	14,548	2,670
	National Instruments Corp.	56,064	2,345
	Vishay Intertechnology Inc.	102,768	2,258
*	Silicon Laboratories Inc.	14,207	2,239
*	Cirrus Logic Inc.	25,288	2,116
*	Aspen Technology Inc.	16,262	2,106
	Belden Inc.	34,511	1,976
	CDK Global Inc.	46,954	1,953
*	Sabre Corp.	157,707	1,771
*	J2 Global Inc.	12,145	1,672
	Amkor Technology Inc.	58,152	1,597
	Maximus Inc.	18,018	1,569
*	NetScout Systems Inc.	57,158	1,567
*	CommVault Systems Inc.	18,104	1,466
*	Blackbaud Inc.	20,709	1,443
*	ACI Worldwide Inc.	41,911	1,351
*	Envestnet Inc.	15,996	1,278
*	LiveRamp Holdings Inc.	24,956	1,223
			94,866
Materials (7.3%)
	Steel Dynamics Inc.	155,099	10,468
	Reliance Steel & Aluminum Co.	49,235	7,387
	United States Steel Corp.	208,458	5,576
	Olin Corp.	110,771	5,521
	Sonoco Products Co.	77,797	5,080
	Avient Corp.	70,626	3,679
	RPM International Inc.	38,081	3,134
	Commercial Metals Co.	93,244	3,042
	AptarGroup Inc.	19,775	2,666
	Ashland Global Holdings Inc.	27,080	2,467
	Royal Gold Inc.	21,342	2,376
	Chemours Co.	70,224	2,353
	Cabot Corp.	43,691	2,333
	Louisiana-Pacific Corp.	35,497	2,252
	Minerals Technologies Inc.	26,023	2,046
	Eagle Materials Inc.	12,424	1,948
	Valvoline Inc.	55,860	1,685

29

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
	Sensient Technologies Corp.	16,940	1,471
	Silgan Holdings Inc.	33,822	1,435
	Greif Inc. Class A	20,557	1,302
*	Ingevity Corp.	15,732	1,265
	NewMarket Corp.	3,498	1,223
	Compass Minerals International Inc.	13,671	915
	Worthington Industries Inc.	11,326	656
			72,280
Real Estate (13.3%)
*	Jones Lang LaSalle Inc.	39,658	9,614
	National Retail Properties Inc.	135,711	6,461
	Apartment Income REIT Corp.	121,216	6,160
	Omega Healthcare Investors Inc.	181,983	6,102
	Camden Property Trust	40,000	6,002
	Medical Properties Trust Inc.	277,345	5,680
	Brixmor Property Group Inc.	229,525	5,382
	Kilroy Realty Corp.	81,906	5,377
	Spirit Realty Capital Inc.	88,861	4,600
	Cousins Properties Inc.	114,907	4,431
	STORE Capital Corp.	118,573	4,277
	Douglas Emmett Inc.	127,530	4,210
	Lamar Advertising Co. Class A	33,521	3,816
	SL Green Realty Corp.	53,634	3,759
	Highwoods Properties Inc.	80,480	3,677
	Life Storage Inc.	28,535	3,551
*	Park Hotels & Resorts Inc.	182,934	3,501
	American Campus Communities Inc.	65,065	3,309
	Physicians Realty Trust	166,728	3,086
	Hudson Pacific Properties Inc.	116,818	3,082
	EPR Properties	57,868	2,937
	First Industrial Realty Trust Inc.	48,979	2,742
	Sabra Health Care REIT Inc.	167,168	2,675
	Rexford Industrial Realty Inc.	42,396	2,626
	JBG SMITH Properties	85,209	2,567
	Corporate Office Properties Trust	86,943	2,450
	Rayonier Inc.	64,618	2,377
	EastGroup Properties Inc.	12,966	2,337
	Pebblebrook Hotel Trust	101,327	2,232
	Macerich Co.	129,029	2,204
	Healthcare Realty Trust Inc.	65,565	1,969
	CoreSite Realty Corp.	11,973	1,776
	Shares	Market Value• ($000)
PotlatchDeltic Corp.	32,062	1,666
Urban Edge Properties	85,067	1,611
National Storage Affiliates Trust	23,378	1,338
PS Business Parks Inc.	8,401	1,321
		130,905
Utilities (5.7%)
UGI Corp.	161,329	7,471
OGE Energy Corp.	154,739	5,479
MDU Resources Group Inc.	155,528	5,003
Essential Utilities Inc.	86,408	4,288
IDACORP Inc.	39,060	4,115
Hawaiian Electric Industries Inc.	84,448	3,682
National Fuel Gas Co.	70,526	3,654
Black Hills Corp.	48,641	3,421
Southwest Gas Holdings Inc.	44,908	3,158
ONE Gas Inc.	41,208	2,960
New Jersey Resources Corp.	74,313	2,775
ALLETE Inc.	40,262	2,714
Spire Inc.	39,863	2,659
NorthWestern Corp.	39,092	2,486
PNM Resources Inc.	40,520	2,006
		55,871
Total Common Stocks (Cost $800,825)		978,589
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[2,3] Vanguard Market Liquidity Fund, 0.068% (Cost $11,775)	117,747	11,775
Total Investments (100.6%) (Cost $812,600)		990,364
Other Assets and Liabilities—Net (-0.6%)		(6,307)
Net Assets (100%)		984,057
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,787,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,989,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

30

S&P Mid-Cap 400 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	September 2021	9	2,477	63

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Harley-Davidson Inc.	8/31/22	BOANA	2,767	(0.065)	—	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
31

S&P Mid-Cap 400 Value Index Fund
Statement of Assets and Liabilities
As of August 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $800,825)	978,589
Affiliated Issuers (Cost $11,775)	11,775
Total Investments in Securities	990,364
Investment in Vanguard	32
Cash Collateral Pledged—Futures Contracts	130
Receivables for Investment Securities Sold	13
Receivables for Accrued Income	825
Receivables for Capital Shares Issued	87
Total Assets	991,451
Liabilities
Due to Custodian	58
Payables for Investment Securities Purchased	281
Collateral for Securities on Loan	6,989
Payables for Capital Shares Redeemed	1
Payables to Vanguard	59
Variation Margin Payable—Futures Contracts	6
Total Liabilities	7,394
Net Assets	984,057
32

S&P Mid-Cap 400 Value Index Fund
Statement of Assets and Liabilities (continued)
At August 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	962,825
Total Distributable Earnings (Loss)	21,232
Net Assets	984,057

ETF Shares—Net Assets
Applicable to 4,975,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	822,319
Net Asset Value Per Share—ETF Shares	$165.29

Institutional Shares—Net Assets
Applicable to 487,918 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	161,738
Net Asset Value Per Share—Institutional Shares	$331.49
See accompanying Notes, which are an integral part of the Financial Statements.
33

S&P Mid-Cap 400 Value Index Fund
Statement of Operations

Year Ended August 31, 2021
($000)
Investment Income
Income
Dividends	15,093
Interest[1]	3
Securities Lending—Net	41
Total Income	15,137
Expenses
The Vanguard Group—Note B
Investment Advisory Services	122
Management and Administrative—ETF Shares	796
Management and Administrative—Institutional Shares	91
Marketing and Distribution—ETF Shares	25
Marketing and Distribution—Institutional Shares	4
Custodian Fees	22
Auditing Fees	27
Shareholders’ Reports—ETF Shares	13
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Total Expenses	1,100
Net Investment Income	14,037
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	22,246
Futures Contracts	367
Swap Contracts	994
Realized Net Gain (Loss)	23,607
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	272,892
Futures Contracts	57
Change in Unrealized Appreciation (Depreciation)	272,949
Net Increase (Decrease) in Net Assets Resulting from Operations	310,593
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,000, $3,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $46,728,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
34

S&P Mid-Cap 400 Value Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,037	16,839
Realized Net Gain (Loss)	23,607	17,712
Change in Unrealized Appreciation (Depreciation)	272,949	(107,563)
Net Increase (Decrease) in Net Assets Resulting from Operations	310,593	(73,012)
Distributions
ETF Shares	(12,813)	(13,478)
Institutional Shares	(3,807)	(3,799)
Total Distributions	(16,620)	(17,277)
Capital Share Transactions
ETF Shares	92,161	(104,441)
Institutional Shares	(63,166)	(15,104)
Net Increase (Decrease) from Capital Share Transactions	28,995	(119,545)
Total Increase (Decrease)	322,968	(209,834)
Net Assets
Beginning of Period	661,089	870,923
End of Period	984,057	661,089
See accompanying Notes, which are an integral part of the Financial Statements.
35

S&P Mid-Cap 400 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$109.60	$117.53	$130.06	$112.31	$101.70
Investment Operations
Net Investment Income[1]	2.488	2.423	2.061	2.090	1.767
Net Realized and Unrealized Gain (Loss) on Investments	56.385	(8.078)	(12.629)	17.548	10.344
Total from Investment Operations	58.873	(5.655)	(10.568)	19.638	12.111
Distributions
Dividends from Net Investment Income	(3.183)	(2.275)	(1.962)	(1.888)	(1.501)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.183)	(2.275)	(1.962)	(1.888)	(1.501)
Net Asset Value, End of Period	$165.29	$109.60	$117.53	$130.06	$112.31
Total Return	54.51%	-5.10%	-8.04%	17.60%	11.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$822	$501	$685	$735	$632
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.72%	2.13%	1.72%	1.72%	1.61%
Portfolio Turnover Rate[2]	36%	51%	38%	36%	39%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
36

S&P Mid-Cap 400 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$219.78	$235.62	$260.90	$225.05	$203.65
Investment Operations
Net Investment Income[1]	5.090	5.011	4.332	4.454	3.866
Net Realized and Unrealized Gain (Loss) on Investments	113.153	(16.157)	(25.380)	35.198	20.656
Total from Investment Operations	118.243	(11.146)	(21.048)	39.652	24.522
Distributions
Dividends from Net Investment Income	(6.533)	(4.694)	(4.232)	(3.802)	(3.122)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.533)	(4.694)	(4.232)	(3.802)	(3.122)
Net Asset Value, End of Period	$331.49	$219.78	$235.62	$260.90	$225.05
Total Return	54.62%	-5.01%	-7.99%	17.75%	12.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$162	$160	$186	$235	$159
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.79%	2.21%	1.79%	1.84%	1.73%
Portfolio Turnover Rate[2]	36%	51%	38%	36%	39%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
37

S&P Mid-Cap 400 Value Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
38

S&P Mid-Cap 400 Value Index Fund
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
39

S&P Mid-Cap 400 Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
40

S&P Mid-Cap 400 Value Index Fund
For the year ended August 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2021, the fund had contributed to Vanguard capital in the amount of $32,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
41

S&P Mid-Cap 400 Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	978,589	—	—	978,589
Temporary Cash Investments	11,775	—	—	11,775
Total	990,364	—	—	990,364

Derivative Financial Instruments
Assets
Futures Contracts[1]	63	—	—	63
Liabilities
Swap Contracts	—	—	—	—
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	46,798
Total Distributable Earnings (Loss)	(46,798)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	9,254
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(164,382)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	176,360
42

S&P Mid-Cap 400 Value Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	16,620	17,277
Long-Term Capital Gains	—	—
Total	16,620	17,277
*	Includes short-term capital gains, if any.
E.	As of August 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	814,004
Gross Unrealized Appreciation	206,572
Gross Unrealized Depreciation	(30,212)
Net Unrealized Appreciation (Depreciation)	176,360
F.	During the year ended August 31, 2021, the fund purchased $545,989,000 of investment securities and sold $515,204,000 of investment securities, other than temporary cash investments. Purchases and sales include $257,888,000 and $207,234,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2021, such purchases were $197,178,000 and sales were $119,812,000, resulting in net realized gain (loss) of ($9,549,000); these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	301,250	2,050	354,917	2,800
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(209,089)	(1,650)	(459,358)	(4,050)
Net Increase (Decrease)—ETF Shares	92,161	400	(104,441)	(1,250)
43

S&P Mid-Cap 400 Value Index Fund
	Year Ended August 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	26,775	92	21,310	91
Issued in Lieu of Cash Distributions	3,181	12	2,932	11
Redeemed	(93,122)	(342)	(39,346)	(167)
Net Increase (Decrease)—Institutional Shares	(63,166)	(238)	(15,104)	(65)
H.	Management has determined that no events or transactions occurred subsequent to August 31, 2021, that would require recognition or disclosure in these financial statements.
44

S&P Mid-Cap 400 Growth Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2011, Through August 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended August 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
S&P Mid-Cap 400 Growth Index Fund ETF Shares Net Asset Value	35.70%	14.45%	13.86%	$36,612
S&P Mid-Cap 400 Growth Index Fund ETF Shares Market Price	35.62	14.44	13.85	36,592
S&P MidCap 400 Growth Index	35.89	14.64	14.05	37,245
Dow Jones U.S. Total Stock Market Float Adjusted Index	33.32	17.95	16.16	44,721

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
S&P Mid-Cap 400 Growth Index Fund Institutional Shares	35.80%	14.56%	13.98%	$18,500,931
S&P MidCap 400 Growth Index	35.89	14.64	14.05	18,622,497
Dow Jones U.S. Total Stock Market Float Adjusted Index	33.32	17.95	16.16	22,360,680
See Financial Highlights for dividend and capital gains information.
45

S&P Mid-Cap 400 Growth Index Fund
Cumulative Returns of ETF Shares: August 31, 2011, Through August 31, 2021
	One Year	Five Years	Ten Years
S&P Mid-Cap 400 Growth Index Fund ETF Shares Market Price	35.62%	96.30%	265.92%
S&P Mid-Cap 400 Growth Index Fund ETF Shares Net Asset Value	35.70	96.40	266.12
S&P MidCap 400 Growth Index	35.89	98.02	272.45
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
46

S&P Mid-Cap 400 Growth Index Fund
Fund Allocation
As of August 31, 2021
Communication Services	2.5%
Consumer Discretionary	17.4
Consumer Staples	2.7
Energy	1.4
Financials	8.7
Health Care	15.5
Industrials	20.0
Information Technology	20.5
Materials	5.1
Real Estate	5.6
Utilities	0.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
47

S&P Mid-Cap 400 Growth Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (2.5%)
	Cable One Inc.	5,208	10,935
	New York Times Co. Class A	139,253	7,071
*	Iridium Communications Inc.	68,699	3,058
	TEGNA Inc.	84,674	1,500
*	Yelp Inc. Class A	34,243	1,319
	World Wrestling Entertainment Inc. Class A	25,174	1,312
*	TripAdvisor Inc.	34,783	1,217
			26,412
Consumer Discretionary (17.4%)
	Williams-Sonoma Inc.	73,049	13,638
*	Five Below Inc.	53,683	11,424
*	RH	16,132	11,303
*	Deckers Outdoor Corp.	26,666	11,158
	Lithia Motors Inc. Class A	28,530	9,452
*	Crocs Inc.	62,540	8,932
	Tempur Sealy International Inc.	175,614	7,850
*	YETI Holdings Inc.	71,935	7,146
*	Mattel Inc.	334,398	7,139
	Churchill Downs Inc.	33,239	6,997
*	TopBuild Corp.	31,698	6,935
*	Fox Factory Holding Corp.	40,232	6,182
	Service Corp. International	96,731	6,071
	Texas Roadhouse Inc. Class A	62,856	5,971
*	Helen of Troy Ltd.	23,441	5,607
*	GameStop Corp. Class A	25,100	5,478
	Wingstop Inc.	28,514	4,902
	Gentex Corp.	134,316	4,137
	Papa John's International Inc.	31,716	4,045
	Brunswick Corp.	41,075	3,979
*	Ollie's Bargain Outlet Holdings Inc.	54,456	3,942
	Wendy's Co.	169,789	3,909
	Wyndham Hotels & Resorts Inc.	48,357	3,516
*	Victoria's Secret & Co.	47,381	3,141
	Polaris Inc.	25,941	3,107
	Toll Brothers Inc.	47,362	3,034
*	Boyd Gaming Corp.	41,781	2,564
		Shares	Market Value• ($000)
*	Scientific Games Corp.	31,522	2,281
	Jack in the Box Inc.	21,311	2,258
*	Callaway Golf Co.	64,696	1,815
	Travel + Leisure Co.	32,226	1,765
	Choice Hotels International Inc.	14,682	1,752
*	Grand Canyon Education Inc.	16,443	1,466
*	Visteon Corp.	12,867	1,360
	Columbia Sportswear Co.	12,310	1,256
*	Six Flags Entertainment Corp.	27,690	1,170
*	WW International Inc.	17,860	387
			187,069
Consumer Staples (2.7%)
*	Darling Ingredients Inc.	156,445	11,655
*	Boston Beer Co. Inc. Class A	8,915	5,083
	Casey's General Stores Inc.	13,463	2,754
	Lancaster Colony Corp.	10,877	1,928
*	Hain Celestial Group Inc.	48,611	1,819
	Flowers Foods Inc.	73,644	1,777
*	Grocery Outlet Holding Corp.	51,774	1,348
	Nu Skin Enterprises Inc. Class A	26,389	1,336
	Energizer Holdings Inc.	26,191	1,030
	Tootsie Roll Industries Inc.	6,862	217
			28,947
Energy (1.4%)
	Cimarex Energy Co.	47,322	3,039
	Antero Midstream Corp.	274,611	2,639
*	CNX Resources Corp.	211,190	2,399
	Targa Resources Corp.	50,423	2,215
*	EQT Corp.	101,686	1,864
*	ChampionX Corp.	73,607	1,717
	Equitrans Midstream Corp.	175,409	1,531
			15,404
Financials (8.7%)
	FactSet Research Systems Inc.	36,292	13,799
	Brown & Brown Inc.	224,285	13,020
	SLM Corp.	309,562	5,804
	Primerica Inc.	37,813	5,783
	Signature Bank	19,336	5,014
48

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
	Interactive Brokers Group Inc. Class A	77,492	5,009
	RenaissanceRe Holdings Ltd.	27,127	4,252
	First Financial Bankshares Inc.	87,307	4,158
*	Brighthouse Financial Inc.	82,257	4,027
	Kinsale Capital Group Inc.	20,561	3,739
	SEI Investments Co.	57,960	3,640
	Evercore Inc. Class A	24,737	3,454
	Commerce Bancshares Inc.	48,473	3,428
	Stifel Financial Corp.	42,316	2,924
	Essent Group Ltd.	54,098	2,547
	RLI Corp.	22,501	2,458
	Glacier Bancorp Inc.	45,785	2,438
	Umpqua Holdings Corp.	90,959	1,771
*	LendingTree Inc.	10,590	1,765
	PROG Holdings Inc.	29,704	1,406
	PacWest Bancorp	31,387	1,336
	Federated Hermes Inc. Class B	36,777	1,244
			93,016
Health Care (15.5%)
*	Repligen Corp.	48,957	13,854
*	Masimo Corp.	48,515	13,174
*	Syneos Health Inc.	97,084	9,007
*	Penumbra Inc.	32,530	8,944
*	Neurocrine Biosciences Inc.	90,647	8,630
*	Molina Healthcare Inc.	30,235	8,126
*	Jazz Pharmaceuticals plc	57,619	7,589
	Chemed Corp.	15,294	7,291
*	STAAR Surgical Co.	44,963	6,945
*	Arrowhead Pharmaceuticals Inc.	99,791	6,698
*	Globus Medical Inc. Class A	74,402	6,071
*	Exelixis Inc.	300,468	5,760
*	Amedisys Inc.	31,229	5,729
*	LHC Group Inc.	30,360	5,670
*	Halozyme Therapeutics Inc.	128,324	5,388
*	HealthEquity Inc.	79,938	5,130
*	Medpace Holdings Inc.	26,556	4,843
*	Quidel Corp.	37,126	4,787
	Encompass Health Corp.	53,444	4,193
	Hill-Rom Holdings Inc.	26,764	3,896
*	United Therapeutics Corp.	18,041	3,877
*	Emergent BioSolutions Inc.	43,671	2,755
*	Neogen Corp.	61,783	2,705
*	R1 RCM Inc.	132,520	2,613
*	Integra LifeSciences Holdings Corp.	34,046	2,561
*	Acadia Healthcare Co. Inc.	32,695	2,162
*	ICU Medical Inc.	9,650	1,924
*	Haemonetics Corp.	26,869	1,686
*	Option Care Health Inc.	62,184	1,663
*	Ligand Pharmaceuticals Inc.	8,300	1,098
*	Nektar Therapeutics	66,426	1,028
*	Progyny Inc.	17,826	996
			166,793
		Shares	Market Value• ($000)
Industrials (19.9%)
	Graco Inc.	162,447	12,739
*	Trex Co. Inc.	110,606	12,140
	Toro Co.	102,649	11,285
*	Axon Enterprise Inc.	62,017	11,279
	Lincoln Electric Holdings Inc.	57,083	7,969
	Nordson Corp.	32,642	7,788
	Tetra Tech Inc.	51,929	7,469
*	IAA Inc.	129,200	6,863
*	Sunrun Inc.	154,462	6,835
	Lennox International Inc.	19,445	6,518
	Hubbell Inc. Class B	31,246	6,440
	Carlisle Cos. Inc.	29,023	6,116
	Knight-Swift Transportation Holdings Inc. Class A	117,427	6,098
*	Saia Inc.	25,255	6,064
*	Middleby Corp.	32,536	5,952
*	ASGN Inc.	51,008	5,723
	MSA Safety Inc.	34,924	5,687
	Watsco Inc.	19,563	5,447
*	Builders FirstSource Inc.	97,311	5,186
	Timken Co.	65,566	4,822
	Simpson Manufacturing Co. Inc.	41,641	4,712
*	FTI Consulting Inc.	32,811	4,584
*	XPO Logistics Inc.	50,681	4,405
*	GXO Logistics Inc.	50,681	4,145
	Donaldson Co. Inc.	60,461	4,096
	Landstar System Inc.	23,199	3,898
	Insperity Inc.	34,485	3,805
	ITT Inc.	37,147	3,554
	Woodward Inc.	29,230	3,535
	AGCO Corp.	24,880	3,423
	Regal Beloit Corp.	19,480	2,911
*	Mercury Systems Inc.	53,845	2,713
*	CACI International Inc. Class A	9,710	2,501
*	Stericycle Inc.	34,311	2,388
	Valmont Industries Inc.	8,354	2,079
*	Clean Harbors Inc.	18,769	1,926
	MSC Industrial Direct Co. Inc. Class A	22,527	1,897
	Science Applications International Corp.	21,675	1,826
	Curtiss-Wright Corp.	14,524	1,769
	EnerSys	20,125	1,702
	Brink's Co.	18,126	1,417
	Terex Corp.	25,432	1,298
	Werner Enterprises Inc.	25,165	1,187
			214,191
Information Technology (20.4%)
	Cognex Corp.	169,327	15,006
*	SolarEdge Technologies Inc.	49,835	14,441
*	Fair Isaac Corp.	27,590	12,684
*	Manhattan Associates Inc.	60,994	9,941
*	Paylocity Holding Corp.	36,041	9,702

49

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
*	Cree Inc.	110,709	9,408
	Universal Display Corp.	41,130	8,579
*	Ceridian HCM Holding Inc.	74,288	8,346
*	Lattice Semiconductor Corp.	130,920	8,133
	MKS Instruments Inc.	53,074	7,811
*	First Solar Inc.	81,545	7,665
	Littelfuse Inc.	23,542	6,719
*	II-VI Inc.	100,560	6,333
*	Lumentum Holdings Inc.	72,772	6,305
	Brooks Automation Inc.	71,235	6,052
*	Aspen Technology Inc.	44,996	5,827
	Genpact Ltd.	101,878	5,285
*	WEX Inc.	24,879	4,567
*	Semtech Corp.	62,250	4,353
*	Sailpoint Technologies Holdings Inc.	88,519	4,148
*	Silicon Laboratories Inc.	25,313	3,990
*	Mimecast Ltd.	56,873	3,970
*	Cerence Inc.	36,259	3,932
*	Qualys Inc.	32,275	3,789
	CMC Materials Inc.	28,048	3,720
*	J2 Global Inc.	25,631	3,529
*	Concentrix Corp.	19,163	3,323
	Maximus Inc.	36,541	3,182
*	Ciena Corp.	54,971	3,141
*	Synaptics Inc.	16,199	3,074
*	Envestnet Inc.	32,352	2,584
	CDK Global Inc.	58,379	2,429
	National Instruments Corp.	56,781	2,375
*	Teradata Corp.	38,881	2,126
*	Coherent Inc.	7,997	2,021
*	Cirrus Logic Inc.	23,719	1,985
*	ACI Worldwide Inc.	61,162	1,971
*	CommVault Systems Inc.	21,626	1,751
*	LiveRamp Holdings Inc.	34,765	1,704
*	Blackbaud Inc.	21,062	1,468
*	Sabre Corp.	110,268	1,238
	Amkor Technology Inc.	30,872	848
			219,455
Materials (5.1%)
*	Cleveland-Cliffs Inc.	440,506	10,339
	RPM International Inc.	76,987	6,335
	Scotts Miracle-Gro Co.	38,984	6,114
	AptarGroup Inc.	38,433	5,181
	Royal Gold Inc.	36,480	4,061
	Eagle Materials Inc.	25,191	3,951
	Louisiana-Pacific Corp.	53,919	3,421
	Valvoline Inc.	104,169	3,142
	Chemours Co.	71,418	2,393
	Ashland Global Holdings Inc.	18,860	1,718
	Sensient Technologies Corp.	19,460	1,690
	Shares	Market Value• ($000)
* Ingevity Corp.	18,805	1,512
Silgan Holdings Inc.	33,067	1,403
Worthington Industries Inc.	19,448	1,127
Compass Minerals International Inc.	15,647	1,047
NewMarket Corp.	2,668	933
		54,367
Real Estate (5.6%)
CyrusOne Inc.	117,486	9,044
Camden Property Trust	44,016	6,604
Life Storage Inc.	38,318	4,768
Lamar Advertising Co. Class A	41,559	4,731
Rexford Industrial Realty Inc.	75,836	4,697
Medical Properties Trust Inc.	219,941	4,504
EastGroup Properties Inc.	22,254	4,012
CoreSite Realty Corp.	26,376	3,914
First Industrial Realty Trust Inc.	63,140	3,535
STORE Capital Corp.	86,362	3,115
American Campus Communities Inc.	51,551	2,621
National Storage Affiliates Trust	45,455	2,602
Rayonier Inc.	53,322	1,961
Healthcare Realty Trust Inc.	54,329	1,632
PS Business Parks Inc.	8,864	1,394
PotlatchDeltic Corp.	24,425	1,269
		60,403
Utilities (0.6%)
Essential Utilities Inc.	107,159	5,318
PNM Resources Inc.	32,095	1,589
		6,907
Total Common Stocks (Cost $824,405)		1,072,964
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1] Vanguard Market Liquidity Fund, 0.068% (Cost $2,364)	23,637	2,364
Total Investments (100.0%) (Cost $826,769)		1,075,328
Other Assets and Liabilities—Net (0.0%)		412
Net Assets (100%)		1,075,740
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

50

S&P Mid-Cap 400 Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	September 2021	9	2,477	6

See accompanying Notes, which are an integral part of the Financial Statements.
51

S&P Mid-Cap 400 Growth Index Fund
Statement of Assets and Liabilities
As of August 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $824,405)	1,072,964
Affiliated Issuers (Cost $2,364)	2,364
Total Investments in Securities	1,075,328
Investment in Vanguard	36
Cash Collateral Pledged—Futures Contracts	130
Receivables for Investment Securities Sold	57
Receivables for Accrued Income	491
Receivables for Capital Shares Issued	10
Total Assets	1,076,052
Liabilities
Due to Custodian	1
Payables for Investment Securities Purchased	166
Payables for Capital Shares Redeemed	73
Payables to Vanguard	66
Variation Margin Payable—Futures Contracts	6
Total Liabilities	312
Net Assets	1,075,740
At August 31, 2021, net assets consisted of:

Paid-in Capital	1,026,706
Total Distributable Earnings (Loss)	49,034
Net Assets	1,075,740

ETF Shares—Net Assets
Applicable to 4,500,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	924,505
Net Asset Value Per Share—ETF Shares	$205.45

Institutional Shares—Net Assets
Applicable to 369,274 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	151,235
Net Asset Value Per Share—Institutional Shares	$409.55
See accompanying Notes, which are an integral part of the Financial Statements.
52

S&P Mid-Cap 400 Growth Index Fund
Statement of Operations

Year Ended August 31, 2021
($000)
Investment Income
Income
Dividends	7,513
Interest[1]	1
Securities Lending—Net	9
Total Income	7,523
Expenses
The Vanguard Group—Note B
Investment Advisory Services	157
Management and Administrative—ETF Shares	1,055
Management and Administrative—Institutional Shares	108
Marketing and Distribution—ETF Shares	36
Marketing and Distribution—Institutional Shares	5
Custodian Fees	22
Auditing Fees	27
Shareholders’ Reports—ETF Shares	20
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	—
Total Expenses	1,431
Net Investment Income	6,092
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	164,165
Futures Contracts	575
Realized Net Gain (Loss)	164,740
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	133,730
Futures Contracts	(18)
Change in Unrealized Appreciation (Depreciation)	133,712
Net Increase (Decrease) in Net Assets Resulting from Operations	304,544
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $177,842,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
53

S&P Mid-Cap 400 Growth Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,092	9,073
Realized Net Gain (Loss)	164,740	46,572
Change in Unrealized Appreciation (Depreciation)	133,712	41,964
Net Increase (Decrease) in Net Assets Resulting from Operations	304,544	97,609
Distributions
ETF Shares	(6,040)	(9,255)
Institutional Shares	(1,545)	(2,652)
Total Distributions	(7,585)	(11,907)
Capital Share Transactions
ETF Shares	(91,008)	(25,872)
Institutional Shares	(117,515)	(13,744)
Net Increase (Decrease) from Capital Share Transactions	(208,523)	(39,616)
Total Increase (Decrease)	88,436	46,086
Net Assets
Beginning of Period	987,304	941,218
End of Period	1,075,740	987,304
See accompanying Notes, which are an integral part of the Financial Statements.
54

S&P Mid-Cap 400 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$152.52	$137.70	$146.46	$121.33	$109.76
Investment Operations
Net Investment Income[1]	1.052	1.359	1.519	1.268	1.152
Net Realized and Unrealized Gain (Loss) on Investments	53.198	15.183	(9.084)	25.098	11.576
Total from Investment Operations	54.250	16.542	(7.565)	26.366	12.728
Distributions
Dividends from Net Investment Income	(1.320)	(1.722)	(1.195)	(1.236)	(1.158)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.320)	(1.722)	(1.195)	(1.236)	(1.158)
Net Asset Value, End of Period	$205.45	$152.52	$137.70	$146.46	$121.33
Total Return	35.70%	12.08%	-5.08%	21.83%	11.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$925	$774	$737	$831	$686
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.57%	0.98%	1.13%	0.94%	0.99%
Portfolio Turnover Rate[2]	40%	49%	40%	43%	40%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
55

S&P Mid-Cap 400 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$303.97	$274.38	$292.07	$241.68	$218.61
Investment Operations
Net Investment Income[1]	2.347	2.925	3.242	2.894	2.604
Net Realized and Unrealized Gain (Loss) on Investments	106.033	30.247	(18.167)	49.971	23.011
Total from Investment Operations	108.380	33.172	(14.925)	52.865	25.615
Distributions
Dividends from Net Investment Income	(2.800)	(3.582)	(2.765)	(2.475)	(2.545)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.800)	(3.582)	(2.765)	(2.475)	(2.545)
Net Asset Value, End of Period	$409.55	$303.97	$274.38	$292.07	$241.68
Total Return	35.80%	12.17%	-5.02%	21.97%	11.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$151	$213	$205	$271	$320
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.65%	1.06%	1.20%	1.06%	1.11%
Portfolio Turnover Rate[2]	40%	49%	40%	43%	40%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
56

S&P Mid-Cap 400 Growth Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
57

S&P Mid-Cap 400 Growth Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
58

S&P Mid-Cap 400 Growth Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2021, the fund had contributed to Vanguard capital in the amount of $36,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
59

S&P Mid-Cap 400 Growth Index Fund
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	177,736
Total Distributable Earnings (Loss)	(177,736)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,465
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(201,166)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	247,735
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	7,585	11,907
Long-Term Capital Gains	—	—
Total	7,585	11,907
*	Includes short-term capital gains, if any.
As of August 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	827,593
Gross Unrealized Appreciation	281,644
Gross Unrealized Depreciation	(33,909)
Net Unrealized Appreciation (Depreciation)	247,735
60

S&P Mid-Cap 400 Growth Index Fund
E.	During the year ended August 31, 2021, the fund purchased $692,603,000 of investment securities and sold $902,389,000 of investment securities, other than temporary cash investments. Purchases and sales include $267,794,000 and $487,321,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2021, such purchases were $211,550,000 and sales were $128,877,000, resulting in net realized gain (loss) of ($10,905,000); these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	418,838	2,325	279,461	1,975
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(509,846)	(2,900)	(305,333)	(2,250)
Net Increase (Decrease)—ETF Shares	(91,008)	(575)	(25,872)	(275)
Institutional Shares
Issued	12,736	34	20,460	79
Issued in Lieu of Cash Distributions	1,545	4	2,444	9
Redeemed	(131,796)	(371)	(36,648)	(131)
Net Increase (Decrease)—Institutional Shares	(117,515)	(333)	(13,744)	(43)
G.	Management has determined that no events or transactions occurred subsequent to August 31, 2021, that would require recognition or disclosure in these financial statements.
61

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund and Vanguard S&P Mid-Cap 400 Growth Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund and Vanguard S&P Mid-Cap 400 Growth Index Fund (three of the funds constituting Vanguard Admiral Funds, hereafter collectively referred to as the "Funds") as of August 31, 2021, the related statements of operations for the year ended August 31, 2021, the statements of changes in net assets for each of the two years in the period ended August 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2021 and each of the financial highlights for each of the five years in the period ended August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the transfer agent or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
62

Special 2021 tax information (unaudited) for Vanguard S&P Mid-Cap 400 Index Funds
This information for the fiscal year ended August 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The funds distributed qualified dividend income to shareholders during the fiscal year as follows:
Fund	($000)
S&P Mid-Cap 400 Index Fund	27,590
S&P Mid-Cap 400 Value Index Fund	13,018
S&P Mid-Cap 400 Growth Index Fund	7,563
The funds distributed qualified business income to shareholders during the fiscal year as follows:
Fund	($000)
S&P Mid-Cap 400 Index Fund	3,385
S&P Mid-Cap 400 Value Index Fund	2,001
S&P Mid-Cap 400 Growth Index Fund	21
For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:
Fund	Percentage
S&P Mid-Cap 400 Index Fund	88.1%
S&P Mid-Cap 400 Value Index Fund	81.6
S&P Mid-Cap 400 Growth Index Fund	100.0
63

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short-and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.
64

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
65

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Admiral Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020 through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
66

The S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index (the “Indexes”) are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund particularly or the ability of the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund into consideration in determining, composing or calculating the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices and amount of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or the timing of the issuance or sale of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or in the determination or calculation of the equation by which Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S& P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund. There is no assurance that investment products based on the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD S&P MID-CAP 400 INDEX FUND, VANGUARD S&P MID-CAP 400 VALUE INDEX FUND, AND VANGUARD S&P MID-CAP 400 GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
67

This page intentionally left blank.

The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the BMW Group Mobility Council.

Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Chris D. McIsaac
Joseph Brennan	Thomas M. Rampulla
Mortimer J. Buckley	Karin A. Risi
Gregory Davis	Anne E. Robinson
John James	Michael Rollings
John T. Marcante	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964 and 7,720,749.
Vanguard Marketing Corporation, Distributor.
Q18420 102021

Annual Report  |  August 31, 2021
Vanguard S&P 500 Value and Growth
Index Funds
Vanguard S&P 500 Value Index Fund
Vanguard S&P 500 Growth Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended August 31, 2021, Vanguard S&P 500 Value Index Fund returned 33.14% for Institutional Shares and 33.10% for ETF Shares. Vanguard S&P 500 Growth Index Fund returned 30.29% for Institutional Shares and 30.26% for ETF Shares. Both funds tracked their target indexes. Returns for ETF shares are based on net asset value.
•	The global economy rebounded faster than many had expected after the sharp pandemic-induced contraction in the spring of 2020. Countries that have been more successful in containing the virus have generally fared better economically. Swift and extensive fiscal and monetary support from policymakers has also been key to the rebound. Given that the 12-month period under review reflects the recovery in stocks that followed the sharp contraction, results for the two funds were excellent.
•	Large-capitalization stocks trailed their mid- and small-cap counterparts for the period, and value stocks surpassed growth.
•	All 11 sectors for both funds generated double-digit returns. Information technology stocks contributed the most to the Growth Index Fund, while financials stocks added the most to the Value Index Fund. Health care, consumer discretionary, and industrial stocks also made significant contributions to both funds, while communication services stocks bolstered the Growth Index Fund.
Market Barometer
	Average Annual Total Returns Periods Ended August 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	32.25%	18.42%	18.24%
Russell 2000 Index (Small-caps)	47.08	10.75	14.38
Russell 3000 Index (Broad U.S. market)	33.04	17.85	17.97
FTSE All-World ex US Index (International)	25.74	9.82	10.23
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-0.08%	5.43%	3.11%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	3.40	5.09	3.30
FTSE Three-Month U.S. Treasury Bill Index	0.06	1.20	1.13
CPI
Consumer Price Index	5.25%	2.76%	2.58%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended August 31, 2021
	Beginning Account Value 2/28/2021	Ending Account Value 8/31/2021	Expenses Paid During Period
Based on Actual Fund Return
S&P 500 Value Index Fund
ETF Shares	$1,000.00	$1,143.20	$0.54
Institutional Shares	1,000.00	1,143.40	0.43
S&P 500 Growth Index Fund
ETF Shares	$1,000.00	$1,241.50	$0.56
Institutional Shares	1,000.00	1,241.70	0.45
Based on Hypothetical 5% Yearly Return
S&P 500 Value Index Fund
ETF Shares	$1,000.00	$1,024.70	$0.51
Institutional Shares	1,000.00	1,024.80	0.41
S&P 500 Growth Index Fund
ETF Shares	$1,000.00	$1,024.70	$0.51
Institutional Shares	1,000.00	1,024.80	0.41
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P 500 Value Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; and for the S&P 500 Growth Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

S&P 500 Value Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2011, Through August 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended August 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
S&P 500 Value Index Fund ETF Shares Net Asset Value	33.10%	12.23%	13.12%	$34,298
S&P 500 Value Index Fund ETF Shares Market Price	33.01	12.22	13.11	34,289
S&P 500 Value Index	33.24	12.36	13.26	34,737
Dow Jones U.S. Total Stock Market Float Adjusted Index	33.32	17.95	16.16	44,721

	One Year	Five Years	Since Inception (3/3/2015)	Final Value of a $5,000,000 Investment
S&P 500 Value Index Fund Institutional Shares	33.14%	12.29%	10.22%	$9,405,391
S&P 500 Value Index	33.24	12.36	10.29	9,443,954
Dow Jones U.S. Total Stock Market Float Adjusted Index	33.32	17.95	14.44	12,007,917
“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard(s).
See Financial Highlights for dividend and capital gains information.
4

S&P 500 Value Index Fund
Cumulative Returns of ETF Shares: August 31, 2011, Through August 31, 2021
	One Year	Five Years	Ten Years
S&P 500 Value Index Fund ETF Shares Market Price	33.01%	77.98%	242.89%
S&P 500 Value Index Fund ETF Shares Net Asset Value	33.10	78.06	242.98
S&P 500 Value Index	33.24	79.11	247.37
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
5

S&P 500 Value Index Fund
Fund Allocation
As of August 31, 2021
Communication Services	6.4%
Consumer Discretionary	7.5
Consumer Staples	9.0
Energy	5.2
Financials	21.2
Health Care	15.2
Industrials	11.6
Information Technology	11.1
Materials	3.5
Real Estate	4.4
Utilities	4.9
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
6

S&P 500 Value Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Communication Services (6.3%)
*	Walt Disney Co.	260,965	47,313
	Verizon Communications Inc.	594,587	32,702
	AT&T Inc.	1,025,437	28,117
	Comcast Corp. Class A	368,736	22,375
	Activision Blizzard Inc.	45,762	3,769
	ViacomCBS Inc. Class B	86,926	3,603
*	T-Mobile US Inc.	26,074	3,573
	Electronic Arts Inc.	18,932	2,749
	Omnicom Group Inc.	30,941	2,266
	Interpublic Group of Cos. Inc.	56,631	2,108
*	Live Nation Entertainment Inc.	20,670	1,792
	Fox Corp. Class A	47,216	1,768
	Lumen Technologies Inc.	143,374	1,764
*	DISH Network Corp. Class A	35,541	1,549
	News Corp. Class A	57,453	1,291
*	Discovery Inc. Class C	43,362	1,196
	Fox Corp. Class B	21,646	750
*	Discovery Inc. Class A	24,187	698
	News Corp. Class B	16,549	365
			159,748
Consumer Discretionary (7.5%)
	McDonald's Corp.	64,307	15,270
	Home Depot Inc.	42,757	13,946
	TJX Cos. Inc.	173,216	12,596
	NIKE Inc. Class B	65,920	10,860
*	General Motors Co.	183,381	8,988
*	Booking Holdings Inc.	3,659	8,414
	Starbucks Corp.	71,116	8,355
*	Ford Motor Co.	563,212	7,339
	Ross Stores Inc.	51,230	6,066
	Lowe's Cos. Inc.	29,417	5,998
	Target Corp.	24,144	5,963
*	Marriott International Inc. Class A	38,301	5,176
	Lennar Corp. Class A	39,291	4,216
	VF Corp.	46,151	3,529
	Yum! Brands Inc.	24,402	3,197
		Shares	Market Value• ($000)
*	Hilton Worldwide Holdings Inc.	25,196	3,146
*	Dollar Tree Inc.	33,313	3,016
*	CarMax Inc.	23,430	2,934
	Darden Restaurants Inc.	18,807	2,833
*	Carnival Corp.	114,676	2,768
*	NVR Inc.	504	2,611
*	Royal Caribbean Cruises Ltd.	31,485	2,605
	Genuine Parts Co.	20,780	2,539
	MGM Resorts International	58,578	2,497
*	AutoZone Inc.	1,368	2,119
*	Las Vegas Sands Corp.	47,327	2,111
*	LKQ Corp.	40,023	2,109
	Whirlpool Corp.	9,006	1,995
*	Aptiv plc	12,837	1,954
	Advance Auto Parts Inc.	9,426	1,912
*	O'Reilly Automotive Inc.	3,207	1,905
*	Expedia Group Inc.	13,026	1,882
	Best Buy Co. Inc.	16,059	1,871
	Hasbro Inc.	18,421	1,811
	DR Horton Inc.	18,772	1,795
*	Mohawk Industries Inc.	8,379	1,657
	Garmin Ltd.	9,429	1,645
*	Tapestry Inc.	40,176	1,620
*	Wynn Resorts Ltd.	15,054	1,531
*	Ulta Beauty Inc.	3,868	1,498
	BorgWarner Inc.	34,305	1,464
	Newell Brands Inc.	54,160	1,376
*	Norwegian Cruise Line Holdings Ltd.	52,913	1,367
*	Caesars Entertainment Inc.	12,543	1,275
	Bath & Body Works Inc.	16,688	1,126
*	PVH Corp.	10,218	1,071
	PulteGroup Inc.	18,561	1,000
	Hanesbrands Inc.	50,081	936
	Leggett & Platt Inc.	19,094	924
	Ralph Lauren Corp.	6,983	811
	Gap Inc.	29,709	794
*	Penn National Gaming Inc.	8,534	692
*	Under Armour Inc. Class A	26,929	623
7

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
*	Under Armour Inc. Class C	28,151	565
	Lennar Corp. Class B	362	32
			188,333
Consumer Staples (8.9%)
	Walmart Inc.	197,191	29,204
	Procter & Gamble Co.	182,839	26,034
	Philip Morris International Inc.	223,865	23,058
	Coca-Cola Co.	362,214	20,396
	PepsiCo Inc.	115,067	17,995
	Costco Wholesale Corp.	29,840	13,592
	Altria Group Inc.	265,814	13,352
	Mondelez International Inc. Class A	201,682	12,518
	Sysco Corp.	73,517	5,856
	Walgreens Boots Alliance Inc.	103,163	5,236
	Constellation Brands Inc. Class A	24,300	5,131
	General Mills Inc.	87,538	5,061
	Kroger Co.	108,848	5,010
	Estee Lauder Cos. Inc. Class A	14,676	4,997
	Archer-Daniels-Midland Co.	80,344	4,821
	Colgate-Palmolive Co.	58,399	4,552
	Kimberly-Clark Corp.	30,024	4,138
	Kraft Heinz Co.	93,023	3,348
	Tyson Foods Inc. Class A	42,364	3,326
	Kellogg Co.	36,229	2,287
	Conagra Brands Inc.	69,018	2,286
	Hershey Co.	12,361	2,197
	J M Smucker Co.	15,801	1,954
	Hormel Foods Corp.	40,602	1,849
	McCormick & Co. Inc. (Non-Voting)	19,948	1,721
	Molson Coors Beverage Co. Class B	26,948	1,281
	Campbell Soup Co.	29,299	1,223
	Clorox Co.	5,857	984
	Church & Dwight Co. Inc.	11,608	971
	Brown-Forman Corp. Class B	13,206	927
	Lamb Weston Holdings Inc.	13,217	861
			226,166
Energy (5.2%)
	Exxon Mobil Corp.	608,034	33,150
	Chevron Corp.	277,568	26,860
	ConocoPhillips	193,797	10,762
	EOG Resources Inc.	83,820	5,660
	Schlumberger NV	200,946	5,634
	Marathon Petroleum Corp.	91,565	5,427
	Pioneer Natural Resources Co.	33,302	4,984
	Kinder Morgan Inc.	280,053	4,556
	Phillips 66	62,989	4,478
	Williams Cos. Inc.	174,272	4,303
		Shares	Market Value• ($000)
	Valero Energy Corp.	58,673	3,891
	ONEOK Inc.	63,913	3,357
	Occidental Petroleum Corp.	120,635	3,099
	Halliburton Co.	128,275	2,563
	Devon Energy Corp.	85,692	2,532
	Baker Hughes Co.	104,674	2,384
	Diamondback Energy Inc.	26,052	2,010
	Marathon Oil Corp.	112,674	1,324
	Hess Corp.	18,453	1,269
	APA Corp.	54,185	1,055
	Cabot Oil & Gas Corp.	57,257	910
*	NOV Inc.	55,907	736
			130,944
Financials (21.1%)
*	Berkshire Hathaway Inc. Class B	272,237	77,797
	JPMorgan Chase & Co.	434,794	69,545
	Bank of America Corp.	1,083,114	45,220
	Wells Fargo & Co.	593,726	27,133
	Morgan Stanley	213,803	22,327
	Citigroup Inc.	296,883	21,349
	Goldman Sachs Group Inc.	48,867	20,207
	Charles Schwab Corp.	215,442	15,695
	American Express Co.	93,468	15,512
	Chubb Ltd.	64,593	11,880
	PNC Financial Services Group Inc.	61,026	11,662
	US Bancorp	194,722	11,175
	Truist Financial Corp.	193,142	11,021
	Capital One Financial Corp.	64,871	10,767
	CME Group Inc.	51,577	10,404
	American International Group Inc.	123,143	6,719
	MetLife Inc.	106,815	6,623
	Bank of New York Mellon Corp.	115,971	6,404
	Prudential Financial Inc.	56,657	5,999
	Marsh & McLennan Cos. Inc.	37,274	5,859
	Allstate Corp.	43,020	5,820
	Travelers Cos. Inc.	36,159	5,775
	BlackRock Inc.	6,116	5,769
	Discover Financial Services	43,773	5,613
	Aflac Inc.	90,892	5,152
	State Street Corp.	49,890	4,635
	Ameriprise Financial Inc.	16,634	4,540
	Aon plc Class A	15,549	4,460
	Intercontinental Exchange Inc.	37,140	4,439
	Willis Towers Watson plc	18,503	4,084
	Fifth Third Bancorp	101,174	3,932
	Synchrony Financial	77,636	3,862
	Northern Trust Corp.	29,898	3,544
	Hartford Financial Services Group Inc.	51,318	3,450
	Huntington Bancshares Inc.	212,506	3,300

8

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Progressive Corp.	30,290	2,918
	T. Rowe Price Group Inc.	13,027	2,916
	KeyCorp	139,489	2,834
	Regions Financial Corp.	138,731	2,834
	Citizens Financial Group Inc.	61,223	2,681
	Cincinnati Financial Corp.	21,527	2,656
	M&T Bank Corp.	18,507	2,591
	Moody's Corp.	6,488	2,470
	Raymond James Financial Inc.	17,599	2,462
	Principal Financial Group Inc.	36,355	2,429
	Arthur J Gallagher & Co.	16,801	2,413
	First Republic Bank	11,843	2,356
	Loews Corp.	32,240	1,801
	Lincoln National Corp.	25,608	1,758
	Everest Re Group Ltd.	5,745	1,522
	W R Berkley Corp.	20,049	1,510
	Comerica Inc.	19,968	1,476
	Assurant Inc.	8,654	1,472
	Invesco Ltd.	54,127	1,371
	Zions Bancorp NA	23,420	1,356
	Globe Life Inc.	13,558	1,303
	Franklin Resources Inc.	38,902	1,262
	Nasdaq Inc.	5,813	1,138
	People's United Financial Inc.	61,158	1,005
	Cboe Global Markets Inc.	7,491	945
	Unum Group	29,301	780
			531,932
Health Care (15.1%)
	Johnson & Johnson	226,943	39,291
	Pfizer Inc.	804,022	37,041
	UnitedHealth Group Inc.	65,067	27,085
	Medtronic plc	193,238	25,793
	CVS Health Corp.	189,095	16,336
	Merck & Co. Inc.	189,119	14,428
	Abbott Laboratories	104,632	13,222
	Anthem Inc.	35,168	13,193
	Gilead Sciences Inc.	180,158	13,112
	Eli Lilly & Co.	44,589	11,517
	Becton Dickinson & Co.	41,766	10,512
	Cigna Corp.	49,281	10,430
	Bristol-Myers Squibb Co.	154,021	10,298
	HCA Healthcare Inc.	37,755	9,551
	Danaher Corp.	29,194	9,464
	Amgen Inc.	41,265	9,306
*	Boston Scientific Corp.	204,127	9,216
	AbbVie Inc.	65,963	7,967
*	Moderna Inc.	18,410	6,935
	Stryker Corp.	24,010	6,653
	Baxter International Inc.	72,245	5,507
*	Intuitive Surgical Inc.	5,101	5,374
*	Centene Corp.	83,724	5,273
*	Illumina Inc.	10,497	4,799
	McKesson Corp.	22,704	4,635
		Shares	Market Value• ($000)
	Zimmer Biomet Holdings Inc.	29,994	4,513
*	Edwards Lifesciences Corp.	38,348	4,494
*	Laboratory Corp. of America Holdings	14,017	4,252
	Zoetis Inc.	18,399	3,764
	Humana Inc.	8,885	3,602
*	Biogen Inc.	10,152	3,441
	Quest Diagnostics Inc.	18,783	2,871
	AmerisourceBergen Corp.	21,258	2,598
*	IQVIA Holdings Inc.	9,930	2,579
	Viatris Inc.	173,695	2,541
	Cardinal Health Inc.	41,711	2,189
	Agilent Technologies Inc.	12,222	2,145
	DENTSPLY SIRONA Inc.	31,424	1,939
	Cerner Corp.	24,723	1,888
	Cooper Cos. Inc.	4,160	1,875
	Universal Health Services Inc. Class B	11,238	1,750
*	Waters Corp.	3,969	1,643
*	Henry Schein Inc.	20,134	1,522
	Teleflex Inc.	3,546	1,402
	STERIS plc	6,052	1,301
*	Hologic Inc.	10,302	815
	Perrigo Co. plc	19,134	784
*	Incyte Corp.	9,877	755
	Organon & Co.	18,782	637
			382,238
Industrials (11.5%)
	Honeywell International Inc.	99,774	23,139
	Raytheon Technologies Corp.	217,610	18,445
*	Boeing Co.	78,956	17,331
	General Electric Co.	157,628	16,616
	3M Co.	83,271	16,216
	Union Pacific Corp.	49,624	10,760
	Eaton Corp. plc	57,258	9,640
	Caterpillar Inc.	41,716	8,797
	Northrop Grumman Corp.	21,502	7,906
	Johnson Controls International plc	103,066	7,709
	Lockheed Martin Corp.	18,958	6,821
	General Dynamics Corp.	32,876	6,585
	United Parcel Service Inc. Class B	31,182	6,100
	Emerson Electric Co.	51,613	5,445
	Illinois Tool Works Inc.	23,133	5,387
	Waste Management Inc.	33,994	5,273
	CSX Corp.	156,433	5,089
	Norfolk Southern Corp.	19,734	5,003
	Stanley Black & Decker Inc.	23,220	4,488
	Deere & Co.	11,204	4,235
*	Southwest Airlines Co.	84,823	4,222
	PACCAR Inc.	49,823	4,079
	Republic Services Inc.	30,227	3,752
*	Delta Air Lines Inc.	92,042	3,722

9

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Trane Technologies plc	18,537	3,680
	Dover Corp.	20,663	3,603
	Fortive Corp.	48,630	3,592
	Roper Technologies Inc.	6,951	3,359
	FedEx Corp.	12,618	3,352
*	Ingersoll Rand Inc.	55,691	2,953
	L3Harris Technologies Inc.	12,667	2,952
	Cummins Inc.	11,979	2,827
	Parker-Hannifin Corp.	8,900	2,640
	Otis Worldwide Corp.	27,844	2,568
	Carrier Global Corp.	42,131	2,427
	Rockwell Automation Inc.	7,344	2,390
	Equifax Inc.	8,750	2,382
	Textron Inc.	32,428	2,357
	AMETEK Inc.	16,926	2,301
	Westinghouse Air Brake Technologies Corp.	25,565	2,295
	IHS Markit Ltd.	18,919	2,282
*	United Airlines Holdings Inc.	46,601	2,167
*	TransDigm Group Inc.	3,155	1,917
	Xylem Inc.	13,910	1,896
	Leidos Holdings Inc.	19,029	1,867
	Pentair plc	23,779	1,835
*	American Airlines Group Inc.	91,873	1,832
	Kansas City Southern	6,426	1,804
	Howmet Aerospace Inc.	56,271	1,787
	Snap-on Inc.	7,745	1,742
	CH Robinson Worldwide Inc.	19,157	1,725
	Cintas Corp.	4,321	1,710
	Robert Half International Inc.	16,157	1,671
	A O Smith Corp.	19,232	1,399
	IDEX Corp.	5,974	1,338
	Masco Corp.	20,318	1,234
	Huntington Ingalls Industries Inc.	5,769	1,178
	Fastenal Co.	20,516	1,146
	Nielsen Holdings plc	51,264	1,100
	Allegion plc	7,457	1,074
	WW Grainger Inc.	2,458	1,066
	Expeditors International of Washington Inc.	8,451	1,053
*	Alaska Air Group Inc.	17,840	1,023
	Jacobs Engineering Group Inc.	7,094	957
	JB Hunt Transport Services Inc.	4,957	879
	Quanta Services Inc.	8,377	855
	Fortune Brands Home & Security Inc.	8,634	841
			291,816
Information Technology (11.1%)
	Cisco Systems Inc.	605,306	35,725
	Intel Corp.	579,979	31,354
	Visa Inc. Class A	97,203	22,269
	Mastercard Inc. Class A	40,211	13,922
		Shares	Market Value• ($000)
	International Business Machines Corp.	96,848	13,592
	Accenture plc Class A	40,179	13,523
	Texas Instruments Inc.	62,327	11,899
*	Micron Technology Inc.	161,070	11,871
	Fidelity National Information Services Inc.	89,072	11,381
	Oracle Corp.	117,408	10,465
	Broadcom Inc.	18,773	9,334
	NXP Semiconductors NV	37,555	8,079
	Analog Devices Inc.	44,026	7,174
	Global Payments Inc.	42,432	6,901
	Automatic Data Processing Inc.	31,792	6,646
	HP Inc.	172,502	5,130
	TE Connectivity Ltd.	29,405	4,417
	Motorola Solutions Inc.	13,411	3,275
*	Fiserv Inc.	27,365	3,223
	Hewlett Packard Enterprise Co.	187,633	2,901
	NetApp Inc.	32,036	2,849
	Cognizant Technology Solutions Corp. Class A	37,149	2,835
*	Western Digital Corp.	44,031	2,783
	Amphenol Corp. Class A	32,712	2,507
	Seagate Technology Holdings plc	28,613	2,506
	Paychex Inc.	21,675	2,481
	Corning Inc.	59,032	2,361
	CDW Corp.	11,302	2,267
	NortonLifeLock Inc.	83,472	2,217
	Skyworks Solutions Inc.	11,395	2,090
*	Keysight Technologies Inc.	11,397	2,044
*	FleetCor Technologies Inc.	6,840	1,801
*	Gartner Inc.	5,797	1,790
*	VeriSign Inc.	8,225	1,779
	Microchip Technology Inc.	11,041	1,737
*	Teledyne Technologies Inc.	3,408	1,579
	Broadridge Financial Solutions Inc.	8,307	1,431
	Juniper Networks Inc.	46,982	1,361
*	DXC Technology Co.	36,461	1,339
	Western Union Co.	58,532	1,267
*	Zebra Technologies Corp. Class A	2,067	1,214
	Jack Henry & Associates Inc.	5,524	974
*	F5 Networks Inc.	4,772	971
*	Akamai Technologies Inc.	8,417	953
	Citrix Systems Inc.	6,217	640
*	IPG Photonics Corp.	2,840	485
			279,342
Materials (3.5%)
	Linde plc	31,378	9,871
	DuPont de Nemours Inc.	76,475	5,661
	PPG Industries Inc.	34,081	5,438

10

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	International Flavors & Fragrances Inc.	35,778	5,420
	Nucor Corp.	42,946	5,049
	Corteva Inc.	105,742	4,650
	Air Products and Chemicals Inc.	17,182	4,631
	Ecolab Inc.	19,265	4,342
	LyondellBasell Industries NV Class A	36,953	3,708
	Dow Inc.	54,709	3,441
	Martin Marietta Materials Inc.	8,960	3,416
	International Paper Co.	56,252	3,380
	Sherwin-Williams Co.	10,667	3,239
	Newmont Corp.	51,783	3,003
	Freeport-McMoRan Inc.	80,025	2,912
	Amcor plc	221,664	2,848
	Celanese Corp.	16,206	2,570
	Eastman Chemical Co.	19,651	2,224
	Packaging Corp. of America	13,668	2,073
	Vulcan Materials Co.	11,074	2,059
	Westrock Co.	38,322	1,994
	Ball Corp.	16,928	1,624
	Mosaic Co.	49,439	1,591
	Avery Dennison Corp.	6,890	1,553
	CF Industries Holdings Inc.	30,685	1,394
	Sealed Air Corp.	7,371	450
			88,541
Real Estate (4.4%)
	Prologis Inc.	106,250	14,308
	American Tower Corp.	32,015	9,354
	Digital Realty Trust Inc.	40,467	6,633
	Simon Property Group Inc.	47,194	6,345
	Welltower Inc.	60,048	5,256
	Crown Castle International Corp.	24,805	4,829
*	CBRE Group Inc. Class A	48,158	4,638
	AvalonBay Communities Inc.	20,032	4,599
	Equinix Inc.	5,410	4,563
	Equity Residential	49,378	4,151
	Alexandria Real Estate Equities Inc.	19,717	4,069
	Public Storage	12,459	4,032
	Realty Income Corp.	53,618	3,872
	Weyerhaeuser Co.	107,544	3,872
	Mid-America Apartment Communities Inc.	16,456	3,166
	Essex Property Trust Inc.	9,331	3,086
	Ventas Inc.	53,915	3,016
	Healthpeak Properties Inc.	77,444	2,788
	Boston Properties Inc.	20,419	2,307
	UDR Inc.	42,688	2,306
	Iron Mountain Inc.	41,590	1,986
	SBA Communications Corp.	5,513	1,979
	Kimco Realty Corp.	86,162	1,877
	Extra Space Storage Inc.	10,013	1,872
		Shares	Market Value• ($000)
*	Host Hotels & Resorts Inc.	101,036	1,673
	Duke Realty Corp.	31,655	1,662
	Regency Centers Corp.	22,773	1,563
	Federal Realty Investment Trust	10,117	1,232
	Vornado Realty Trust	22,409	938
			111,972
Utilities (4.9%)
	NextEra Energy Inc.	160,567	13,486
	Duke Energy Corp.	110,465	11,561
	Southern Co.	152,041	9,994
	Dominion Energy Inc.	115,879	9,020
	Exelon Corp.	140,340	6,880
	American Electric Power Co. Inc.	71,798	6,431
	Sempra Energy	45,264	5,991
	Xcel Energy Inc.	77,356	5,318
	Public Service Enterprise Group Inc.	72,464	4,633
	Eversource Energy	49,277	4,471
	WEC Energy Group Inc.	45,252	4,275
	Consolidated Edison Inc.	49,206	3,713
	DTE Energy Co.	27,828	3,349
	PPL Corp.	110,507	3,243
	Ameren Corp.	36,708	3,220
	Entergy Corp.	28,824	3,188
	Edison International	54,512	3,153
	FirstEnergy Corp.	78,091	3,035
	CMS Energy Corp.	41,605	2,668
	American Water Works Co. Inc.	13,056	2,380
	Evergy Inc.	32,976	2,257
	Alliant Energy Corp.	35,985	2,188
	CenterPoint Energy Inc.	83,512	2,095
	Atmos Energy Corp.	18,823	1,836
	AES Corp.	59,581	1,422
	NiSource Inc.	56,095	1,383
	Pinnacle West Capital Corp.	16,112	1,239
	NRG Energy Inc.	14,423	659
			123,088
Total Common Stocks (Cost $2,091,860)			2,514,120

11

S&P 500 Value Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1] Vanguard Market Liquidity Fund, 0.068% (Cost $6,791)	67,907	6,791
Total Investments (99.8%) (Cost $2,098,651)		2,520,911
Other Assets and Liabilities—Net (0.2%)		5,020
Net Assets (100%)		2,525,931
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	32	7,233	137

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
International Business Machines Corp.	8/31/22	BOANA	4,393	(0.071)	27	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
12

S&P 500 Value Index Fund
Statement of Assets and Liabilities
As of August 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,091,860)	2,514,120
Affiliated Issuers (Cost $6,791)	6,791
Total Investments in Securities	2,520,911
Investment in Vanguard	85
Cash Collateral Pledged—Futures Contracts	330
Receivables for Accrued Income	5,163
Receivables for Capital Shares Issued	5
Unrealized Appreciation—Over-the-Counter Swap Contracts	27
Total Assets	2,526,521
Liabilities
Due to Custodian	474
Payables to Vanguard	109
Variation Margin Payable—Futures Contracts	7
Total Liabilities	590
Net Assets	2,525,931
At August 31, 2021, net assets consisted of:

Paid-in Capital	2,195,431
Total Distributable Earnings (Loss)	330,500
Net Assets	2,525,931

ETF Shares—Net Assets
Applicable to 16,075,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,350,617
Net Asset Value Per Share—ETF Shares	$146.23

Institutional Shares—Net Assets
Applicable to 546,646 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	175,314
Net Asset Value Per Share—Institutional Shares	$320.71
See accompanying Notes, which are an integral part of the Financial Statements.
13

S&P 500 Value Index Fund
Statement of Operations

Year Ended August 31, 2021
($000)
Investment Income
Income
Dividends	45,958
Interest[1]	5
Securities Lending—Net	22
Total Income	45,985
Expenses
The Vanguard Group—Note B
Investment Advisory Services	301
Management and Administrative—ETF Shares	1,389
Management and Administrative—Institutional Shares	87
Marketing and Distribution—ETF Shares	78
Marketing and Distribution—Institutional Shares	3
Custodian Fees	54
Auditing Fees	27
Shareholders’ Reports—ETF Shares	35
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	1,975
Net Investment Income	44,010
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	50,427
Futures Contracts	488
Swap Contracts	651
Realized Net Gain (Loss)	51,566
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	446,670
Futures Contracts	118
Swap Contracts	27
Change in Unrealized Appreciation (Depreciation)	446,815
Net Increase (Decrease) in Net Assets Resulting from Operations	542,391
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $73,768,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
14

S&P 500 Value Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	44,010	33,056
Realized Net Gain (Loss)	51,566	115,227
Change in Unrealized Appreciation (Depreciation)	446,815	(108,671)
Net Increase (Decrease) in Net Assets Resulting from Operations	542,391	39,612
Distributions
ETF Shares	(37,692)	(28,680)
Institutional Shares	(3,053)	(2,468)
Total Distributions	(40,745)	(31,148)
Capital Share Transactions
ETF Shares	643,375	252,592
Institutional Shares	35,191	6,800
Net Increase (Decrease) from Capital Share Transactions	678,566	259,392
Total Increase (Decrease)	1,180,212	267,856
Net Assets
Beginning of Period	1,345,719	1,077,863
End of Period	2,525,931	1,345,719
See accompanying Notes, which are an integral part of the Financial Statements.
15

S&P 500 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$112.29	$111.46	$111.93	$101.33	$92.41
Investment Operations
Net Investment Income[1]	2.897	2.984	2.694	2.558	2.422
Net Realized and Unrealized Gain (Loss) on Investments	33.786	.683	(.511)	10.535	8.726
Total from Investment Operations	36.683	3.667	2.183	13.093	11.148
Distributions
Dividends from Net Investment Income	(2.743)	(2.837)	(2.653)	(2.493)	(2.228)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.743)	(2.837)	(2.653)	(2.493)	(2.228)
Net Asset Value, End of Period	$146.23	$112.29	$111.46	$111.93	$101.33
Total Return	33.10%	3.33%	2.05%	13.08%	12.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,351	$1,244	$984	$873	$768
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.19%	2.66%	2.48%	2.38%	2.46%
Portfolio Turnover Rate[2]	18%	31%	28%	20%	16%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
16

S&P 500 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$246.27	$244.40	$245.49	$222.23	$202.64
Investment Operations
Net Investment Income[1]	6.402	6.596	5.950	6.077	5.202
Net Realized and Unrealized Gain (Loss) on Investments	74.102	1.491	(1.115)	22.813	19.393
Total from Investment Operations	80.504	8.087	4.835	28.890	24.595
Distributions
Dividends from Net Investment Income	(6.064)	(6.217)	(5.925)	(5.630)	(5.005)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.064)	(6.217)	(5.925)	(5.630)	(5.005)
Net Asset Value, End of Period	$320.71	$246.27	$244.40	$245.49	$222.23
Total Return	33.14%	3.39%	2.07%	13.18%	12.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$175	$102	$94	$89	$4
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.22%	2.68%	2.50%	2.45%	2.53%
Portfolio Turnover Rate[2]	18%	31%	28%	20%	16%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
17

S&P 500 Value Index Fund
Notes to Financial Statements
Vanguard S&P 500 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
18

S&P 500 Value Index Fund
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
19

S&P 500 Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
20

S&P 500 Value Index Fund
For the year ended August 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2021, the fund had contributed to Vanguard capital in the amount of $85,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
21

S&P 500 Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,514,120	—	—	2,514,120
Temporary Cash Investments	6,791	—	—	6,791
Total	2,520,911	—	—	2,520,911

Derivative Financial Instruments
Assets
Futures Contracts[1]	137	—	—	137
Swap Contracts	—	27	—	27
Total	137	27	—	164
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	73,761
Total Distributable Earnings (Loss)	(73,761)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	11,098
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(99,530)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	418,932
22

S&P 500 Value Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	40,745	31,148
Long-Term Capital Gains	—	—
Total	40,745	31,148
*	Includes short-term capital gains, if any.
As of August 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,101,979
Gross Unrealized Appreciation	475,118
Gross Unrealized Depreciation	(56,186)
Net Unrealized Appreciation (Depreciation)	418,932
E.	During the year ended August 31, 2021, the fund purchased $1,281,028,000 of investment securities and sold $603,580,000 of investment securities, other than temporary cash investments. Purchases and sales include $839,806,000 and $241,341,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2021, such purchases were $301,301,000 and sales were $22,707,000, resulting in net realized gain (loss) of ($3,281,000); these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	885,386	6,850	710,246	6,150
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(242,011)	(1,850)	(457,654)	(3,900)
Net Increase (Decrease)—ETF Shares	643,375	5,000	252,592	2,250
23

S&P 500 Value Index Fund
	Year Ended August 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	44,346	164	11,610	47
Issued in Lieu of Cash Distributions	2,575	9	1,990	8
Redeemed	(11,730)	(40)	(6,800)	(27)
Net Increase (Decrease)—Institutional Shares	35,191	133	6,800	28
G.	Management has determined that no events or transactions occurred subsequent to August 31, 2021, that would require recognition or disclosure in these financial statements.
24

S&P 500 Growth Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2011, Through August 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended August 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
S&P 500 Growth Index Fund ETF Shares Net Asset Value	30.26%	22.54%	18.69%	$55,491
S&P 500 Growth Index Fund ETF Shares Market Price	30.18	22.53	18.69	55,473
S&P 500 Growth Index	30.38	22.70	18.85	56,251
Dow Jones U.S. Total Stock Market Float Adjusted Index	33.32	17.95	16.16	44,721

	One Year	Since Inception (4/5/2019) [1]	Final Value of a $5,000,000 Investment
S&P 500 Growth Index Fund Institutional Shares	30.29%	29.06%	$9,235,458
S&P 500 Growth Index	30.38	29.16	9,253,071
Dow Jones U.S. Total Stock Market Float Adjusted Index	33.32	22.74	8,184,569
1	Institutional Shares commenced operations on October 17, 2018, and on December 13, 2018, all outstanding shares were redeemed; the return for this period was -5.47%. On April 5, 2019, the class recommenced operations. The total returns shown for both the fund and its comparative standards are based on the period beginning April 5, 2019.

See Financial Highlights for dividend and capital gains information.
25

S&P 500 Growth Index Fund
Cumulative Returns of ETF Shares: August 31, 2011, Through August 31, 2021
	One Year	Five Years	Ten Years
S&P 500 Growth Index Fund ETF Shares Market Price	30.18%	176.23%	454.73%
S&P 500 Growth Index Fund ETF Shares Net Asset Value	30.26	176.31	454.91
S&P 500 Growth Index	30.38	178.09	462.51
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
26

S&P 500 Growth Index Fund
Fund Allocation
As of August 31, 2021
Communication Services	15.8%
Consumer Discretionary	15.7
Consumer Staples	3.0
Energy	0.0
Financials	2.8
Health Care	11.9
Industrials	5.3
Information Technology	42.1
Materials	1.8
Real Estate	1.1
Utilities	0.5
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
27

S&P 500 Growth Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (15.8%)
*	Facebook Inc. Class A	783,166	297,118
*	Alphabet Inc. Class A	98,140	284,012
*	Alphabet Inc. Class C	93,227	271,220
*	Netflix Inc.	144,930	82,493
	Comcast Corp. Class A	659,346	40,009
*	Charter Communications Inc. Class A	45,016	36,763
*	T-Mobile US Inc.	132,150	18,107
*	Twitter Inc.	260,873	16,826
	Activision Blizzard Inc.	149,848	12,343
	Electronic Arts Inc.	50,526	7,337
*	Take-Two Interactive Software Inc.	37,807	6,095
			1,072,323
Consumer Discretionary (15.7%)
*	Amazon.com Inc.	140,096	486,244
*	Tesla Inc.	251,880	185,313
	Home Depot Inc.	250,233	81,621
	NIKE Inc. Class B	266,698	43,936
	Lowe's Cos. Inc.	164,067	33,452
	Target Corp.	106,735	26,361
	Starbucks Corp.	223,367	26,243
	McDonald's Corp.	97,551	23,165
*	Chipotle Mexican Grill Inc.	9,219	17,547
	Dollar General Corp.	77,226	17,214
	eBay Inc.	211,536	16,233
*	Booking Holdings Inc.	5,083	11,689
*	O'Reilly Automotive Inc.	15,497	9,207
*	Aptiv plc	59,234	9,015
*	Etsy Inc.	41,525	8,980
	Tractor Supply Co.	37,660	7,316
	Domino's Pizza Inc.	12,683	6,556
	Pool Corp.	13,129	6,490
	DR Horton Inc.	64,327	6,151
*	AutoZone Inc.	3,952	6,122
	Yum! Brands Inc.	41,871	5,486
	Garmin Ltd.	27,452	4,788
	Best Buy Co. Inc.	36,432	4,245
		Shares	Market Value• ($000)
*	Hilton Worldwide Holdings Inc.	33,665	4,203
*	Caesars Entertainment Inc.	39,578	4,022
*	Ulta Beauty Inc.	9,151	3,544
	Bath & Body Works Inc.	48,459	3,270
*	Expedia Group Inc.	16,622	2,402
	PulteGroup Inc.	44,137	2,377
*	Penn National Gaming Inc.	29,192	2,368
*	Victoria's Secret & Co.	35	2
			1,065,562
Consumer Staples (3.0%)
	Procter & Gamble Co.	384,133	54,697
	Costco Wholesale Corp.	76,580	34,881
	PepsiCo Inc.	189,648	29,659
	Coca-Cola Co.	443,904	24,996
	Estee Lauder Cos. Inc. Class A	42,429	14,447
*	Monster Beverage Corp.	120,915	11,798
	Colgate-Palmolive Co.	143,785	11,208
	Kimberly-Clark Corp.	41,941	5,780
	Clorox Co.	27,226	4,575
	Church & Dwight Co. Inc.	53,630	4,487
	Hershey Co.	19,582	3,480
	McCormick & Co. Inc. (Non-Voting)	35,847	3,093
	Brown-Forman Corp. Class B	29,901	2,099
	Lamb Weston Holdings Inc.	17,724	1,155
			206,355
Energy (0.0%)
	Hess Corp.	47,550	3,269
Financials (2.8%)
	S&P Global Inc.	78,721	34,938
	BlackRock Inc.	32,456	30,615
	MSCI Inc.	26,934	17,092
	Moody's Corp.	37,902	14,432
	Marsh & McLennan Cos. Inc.	81,442	12,803
	Intercontinental Exchange Inc.	99,526	11,896
	Progressive Corp.	122,350	11,787
	Aon plc Class A	38,330	10,995
28

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
*	SVB Financial Group	19,172	10,727
	T. Rowe Price Group Inc.	44,489	9,960
	First Republic Bank	30,529	6,073
	MarketAxess Holdings Inc.	12,422	5,912
	Nasdaq Inc.	24,446	4,786
	Arthur J Gallagher & Co.	28,802	4,137
	Cboe Global Markets Inc.	17,789	2,244
			188,397
Health Care (11.8%)
	Thermo Fisher Scientific Inc.	128,451	71,284
	UnitedHealth Group Inc.	160,406	66,772
	Johnson & Johnson	344,283	59,606
	AbbVie Inc.	427,192	51,596
	Danaher Corp.	141,096	45,738
	Abbott Laboratories	342,637	43,300
	Eli Lilly & Co.	158,710	40,993
	Merck & Co. Inc.	397,237	30,305
*	Intuitive Surgical Inc.	27,081	28,531
	Bristol-Myers Squibb Co.	379,675	25,385
	Zoetis Inc.	113,264	23,169
*	Regeneron Pharmaceuticals Inc.	34,230	23,050
*	Moderna Inc.	57,406	21,624
	Amgen Inc.	93,890	21,175
*	IDEXX Laboratories Inc.	27,862	18,772
*	Vertex Pharmaceuticals Inc.	84,595	16,944
*	Dexcom Inc.	31,605	16,732
*	Align Technology Inc.	23,557	16,702
	Stryker Corp.	52,497	14,547
	ResMed Inc.	47,575	13,822
*	Edwards Lifesciences Corp.	115,809	13,570
	Agilent Technologies Inc.	71,429	12,534
*	Mettler-Toledo International Inc.	7,608	11,814
*	Illumina Inc.	23,862	10,909
	West Pharmaceutical Services Inc.	24,119	10,893
*	IQVIA Holdings Inc.	40,098	10,415
	Humana Inc.	21,929	8,890
*	Biogen Inc.	26,071	8,836
*	Charles River Laboratories International Inc.	16,419	7,288
*	Catalent Inc.	55,689	7,264
	PerkinElmer Inc.	36,627	6,769
	Bio-Techne Corp.	12,686	6,332
*	Bio-Rad Laboratories Inc. Class A	7,024	5,653
*	ABIOMED Inc.	14,781	5,380
*	Hologic Inc.	60,237	4,768
*	Waters Corp.	11,112	4,601
	STERIS plc	18,208	3,915
	Cerner Corp.	42,346	3,233
*	DaVita Inc.	22,913	2,996
	Cooper Cos. Inc.	6,622	2,985
*	Incyte Corp.	38,531	2,947
		Shares	Market Value• ($000)
	Teleflex Inc.	7,197	2,846
	Organon & Co.	39,581	1,341
			806,226
Industrials (5.3%)
	United Parcel Service Inc. Class B	165,491	32,375
	Deere & Co.	76,475	28,910
	Union Pacific Corp.	104,228	22,601
	Caterpillar Inc.	84,154	17,745
	FedEx Corp.	51,048	13,563
	Lockheed Martin Corp.	36,750	13,223
	CSX Corp.	386,211	12,563
	Verisk Analytics Inc.	52,962	10,686
	Carrier Global Corp.	170,956	9,847
*	Copart Inc.	68,036	9,819
	IHS Markit Ltd.	79,916	9,638
	Illinois Tool Works Inc.	41,310	9,619
	Norfolk Southern Corp.	36,795	9,329
*	Generac Holdings Inc.	20,577	8,992
	Old Dominion Freight Line Inc.	31,091	8,976
	Roper Technologies Inc.	18,552	8,966
	L3Harris Technologies Inc.	38,208	8,903
*	United Rentals Inc.	23,670	8,347
	Emerson Electric Co.	78,462	8,278
	Fastenal Co.	140,774	7,862
	Waste Management Inc.	49,571	7,689
	Cintas Corp.	19,036	7,534
	Trane Technologies plc	35,983	7,143
	Rockwell Automation Inc.	21,253	6,917
*	TransDigm Group Inc.	10,751	6,531
	Parker-Hannifin Corp.	21,922	6,504
	Otis Worldwide Corp.	68,583	6,325
	Equifax Inc.	19,877	5,412
	AMETEK Inc.	37,038	5,036
	Cummins Inc.	20,533	4,845
	Expeditors International of Washington Inc.	35,887	4,473
	Kansas City Southern	15,144	4,250
	WW Grainger Inc.	8,722	3,783
	Xylem Inc.	27,036	3,685
	Jacobs Engineering Group Inc.	26,414	3,565
	JB Hunt Transport Services Inc.	16,086	2,854
	Rollins Inc.	72,414	2,818
	Quanta Services Inc.	26,437	2,699
	Fortune Brands Home & Security Inc.	25,738	2,506
	IDEX Corp.	11,161	2,500
	Masco Corp.	36,497	2,216
	Allegion plc	12,303	1,771
			361,298
Information Technology (42.0%)
	Apple Inc.	5,127,193	778,462

29

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
	Microsoft Corp.	2,461,707	743,140
	NVIDIA Corp.	814,502	182,326
*	PayPal Holdings Inc.	383,966	110,836
*	Adobe Inc.	156,228	103,689
*	salesforce.com Inc.	315,595	83,718
	Visa Inc. Class A	331,776	76,010
	Mastercard Inc. Class A	194,420	67,314
	QUALCOMM Inc.	368,705	54,085
	Intuit Inc.	89,311	50,560
	Broadcom Inc.	90,755	45,124
*	ServiceNow Inc.	64,524	41,530
	Applied Materials Inc.	299,944	40,531
	Accenture plc Class A	116,355	39,160
*	Advanced Micro Devices Inc.	352,133	38,988
	Texas Instruments Inc.	159,975	30,541
	Oracle Corp.	326,604	29,110
	Lam Research Corp.	46,631	28,203
*	Autodesk Inc.	71,905	22,297
	KLA Corp.	50,085	17,027
*	Synopsys Inc.	49,857	16,565
*	Fiserv Inc.	132,360	15,591
*	Cadence Design Systems Inc.	90,914	14,863
*	Fortinet Inc.	44,294	13,959
	Automatic Data Processing Inc.	66,774	13,958
	Xilinx Inc.	80,352	12,502
	Analog Devices Inc.	75,518	12,306
*	ANSYS Inc.	28,496	10,411
	Microchip Technology Inc.	64,350	10,126
	Amphenol Corp. Class A	121,092	9,279
*	Paycom Software Inc.	16,066	7,855
*	Trimble Inc.	81,974	7,724
*	Enphase Energy Inc.	44,331	7,702
*	Zebra Technologies Corp. Class A	12,753	7,488
	Monolithic Power Systems Inc.	14,073	6,965
*	Qorvo Inc.	36,784	6,917
	Cognizant Technology Solutions Corp. Class A	87,924	6,710
*	Arista Networks Inc.	17,955	6,635
	Teradyne Inc.	54,304	6,595
*	Tyler Technologies Inc.	13,321	6,470
	Paychex Inc.	55,524	6,356
	TE Connectivity Ltd.	41,052	6,167
*	Keysight Technologies Inc.	34,331	6,158
	Motorola Solutions Inc.	24,963	6,096
	Skyworks Solutions Inc.	28,065	5,149
	Corning Inc.	118,990	4,758
*	Gartner Inc.	14,935	4,611
*	PTC Inc.	34,347	4,522
	CDW Corp.	20,160	4,044
*	Akamai Technologies Inc.	34,169	3,870
*	Teledyne Technologies Inc.	7,456	3,455
		Shares	Market Value• ($000)
	Broadridge Financial Solutions Inc.	19,004	3,273
*	FleetCor Technologies Inc.	11,676	3,074
*	VeriSign Inc.	13,591	2,939
	Citrix Systems Inc.	26,397	2,715
	Jack Henry & Associates Inc.	11,646	2,054
*	F5 Networks Inc.	8,582	1,747
	NXP Semiconductors NV	4,695	1,010
*	IPG Photonics Corp.	5,293	903
			2,856,173
Materials (1.7%)
	Linde plc	98,611	31,022
	Sherwin-Williams Co.	53,962	16,387
	Freeport-McMoRan Inc.	296,999	10,808
	Albemarle Corp.	38,157	9,033
	Air Products and Chemicals Inc.	33,282	8,970
	Ecolab Inc.	37,412	8,431
	Newmont Corp.	144,013	8,351
	Dow Inc.	119,615	7,524
	Ball Corp.	68,714	6,594
	FMC Corp.	42,104	3,942
	Vulcan Materials Co.	18,238	3,391
	Avery Dennison Corp.	11,429	2,576
	Sealed Air Corp.	32,750	1,999
			119,028
Real Estate (1.1%)
	American Tower Corp.	75,783	22,141
	Crown Castle International Corp.	84,768	16,503
	Equinix Inc.	16,994	14,334
	SBA Communications Corp.	23,220	8,335
	Public Storage	21,384	6,920
	Extra Space Storage Inc.	20,992	3,924
	Duke Realty Corp.	50,134	2,633
			74,790
Utilities (0.5%)
	NextEra Energy Inc.	275,673	23,154
	American Water Works Co. Inc.	29,661	5,406
	NRG Energy Inc.	47,100	2,151
	AES Corp.	82,711	1,974
			32,685
Total Common Stocks (Cost $3,958,319)			6,786,106

30

S&P 500 Growth Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1] Vanguard Market Liquidity Fund, 0.068% (Cost $13,985)	139,856	13,985
Total Investments (99.9%) (Cost $3,972,304)		6,800,091
Other Assets and Liabilities—Net (0.1%)		4,713
Net Assets (100%)		6,804,804
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	September 2021	30	9,350	302
E-mini S&P 500 Index	September 2021	16	3,616	87
				389

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Advanced Micro Devices Inc.	8/31/22	BOANA	4,837	(0.072)	146	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
31

S&P 500 Growth Index Fund
Statement of Assets and Liabilities
As of August 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,958,319)	6,786,106
Affiliated Issuers (Cost $13,985)	13,985
Total Investments in Securities	6,800,091
Investment in Vanguard	217
Cash Collateral Pledged—Futures Contracts	700
Receivables for Accrued Income	3,953
Receivables for Capital Shares Issued	8
Unrealized Appreciation—Over-the-Counter Swap Contracts	146
Total Assets	6,805,115
Liabilities
Due to Custodian	7
Payables for Investment Securities Purchased	1
Payables to Vanguard	290
Variation Margin Payable—Futures Contracts	13
Total Liabilities	311
Net Assets	6,804,804
At August 31, 2021, net assets consisted of:

Paid-in Capital	4,083,455
Total Distributable Earnings (Loss)	2,721,349
Net Assets	6,804,804

ETF Shares—Net Assets
Applicable to 23,900,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,776,307
Net Asset Value Per Share—ETF Shares	$283.53

Institutional Shares—Net Assets
Applicable to 44,188 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,497
Net Asset Value Per Share—Institutional Shares	$644.91
See accompanying Notes, which are an integral part of the Financial Statements.
32

S&P 500 Growth Index Fund
Statement of Operations

Year Ended August 31, 2021
($000)
Investment Income
Income
Dividends	43,605
Interest[1]	9
Securities Lending—Net	—
Total Income	43,614
Expenses
The Vanguard Group—Note B
Investment Advisory Services	787
Management and Administrative—ETF Shares	4,125
Management and Administrative—Institutional Shares	9
Marketing and Distribution—ETF Shares	173
Marketing and Distribution—Institutional Shares	—
Custodian Fees	5
Auditing Fees	29
Shareholders’ Reports—ETF Shares	106
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	5,236
Net Investment Income	38,378
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	237,552
Futures Contracts	3,173
Swap Contracts	174
Realized Net Gain (Loss)	240,899
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,201,297
Futures Contracts	(279)
Swap Contracts	146
Change in Unrealized Appreciation (Depreciation)	1,201,164
Net Increase (Decrease) in Net Assets Resulting from Operations	1,480,441
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $8,000, $0, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $252,220,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
33

S&P 500 Growth Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	38,378	39,621
Realized Net Gain (Loss)	240,899	233,544
Change in Unrealized Appreciation (Depreciation)	1,201,164	913,180
Net Increase (Decrease) in Net Assets Resulting from Operations	1,480,441	1,186,345
Distributions
ETF Shares	(37,279)	(40,288)
Institutional Shares	(106)	(94)
Total Distributions	(37,385)	(40,382)
Capital Share Transactions
ETF Shares	853,598	586,807
Institutional Shares	14,513	(520)
Net Increase (Decrease) from Capital Share Transactions	868,111	586,287
Total Increase (Decrease)	2,311,167	1,732,250
Net Assets
Beginning of Period	4,493,637	2,761,387
End of Period	6,804,804	4,493,637
See accompanying Notes, which are an integral part of the Financial Statements.
34

S&P 500 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$219.32	$161.81	$158.27	$127.78	$109.12
Investment Operations
Net Investment Income[1]	1.751	2.111	2.156	1.833	1.841
Net Realized and Unrealized Gain (Loss) on Investments	64.190	57.589	3.437	30.442	18.527
Total from Investment Operations	65.941	59.700	5.593	32.275	20.368
Distributions
Dividends from Net Investment Income	(1.731)	(2.190)	(2.053)	(1.785)	(1.708)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.731)	(2.190)	(2.053)	(1.785)	(1.708)
Net Asset Value, End of Period	$283.53	$219.32	$161.81	$158.27	$127.78
Total Return	30.26%	37.29%	3.60%	25.48%	18.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,776	$4,485	$2,755	$2,327	$1,664
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	0.73%	1.20%	1.41%	1.29%	1.57%
Portfolio Turnover Rate[2]	12%	24%	23%	18%	19%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
35

S&P 500 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,		April 5, 2019[1] to August 31, 2019	October 17, 2018[1] to December 13, 2018
	2021	2020
Net Asset Value, Beginning of Period	$498.89	$368.04	$356.55	$343.28
Investment Operations
Net Investment Income[2]	3.959	4.861	3.777	.856
Net Realized and Unrealized Gain (Loss) on Investments	146.133	131.012	7.713	(19.628)
Total from Investment Operations	150.092	135.873	11.490	(18.772)
Distributions
Dividends from Net Investment Income	(4.072)	(5.023)	—	(.938)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(4.072)	(5.023)	—	(.938)
Net Asset Value, End of Period	$644.91	$498.89	$368.04	$323.57
Total Return	30.29%	37.35%	3.22%	-5.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28	$9	$7	—
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%[3]	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	0.71%	1.22%	2.52%[3]	1.64%[3]
Portfolio Turnover Rate[4]	12%	24%	23%[5]	23%[5]
1	The class commenced operations on October 17, 2018. On December 13, 2018, all outstanding shares were redeemed and the Net Asset Value represents the per-share amount at which such shares were redeemed. On April 5, 2019, the class recommenced operations.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Reflects the fund’s portfolio turnover for the fiscal year ended August 31, 2019.
See accompanying Notes, which are an integral part of the Financial Statements.
36

S&P 500 Growth Index Fund
Notes to Financial Statements
Vanguard S&P 500 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
37

S&P 500 Growth Index Fund
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
38

S&P 500 Growth Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
39

S&P 500 Growth Index Fund
For the year ended August 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2021, the fund had contributed to Vanguard capital in the amount of $217,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
40

S&P 500 Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,786,106	—	—	6,786,106
Temporary Cash Investments	13,985	—	—	13,985
Total	6,800,091	—	—	6,800,091

Derivative Financial Instruments
Assets
Futures Contracts[1]	389	—	—	389
Swap Contracts	—	146	—	146
Total	389	146	—	535
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	252,068
Total Distributable Earnings (Loss)	(252,068)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	8,474
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(113,526)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	2,826,401
41

S&P 500 Growth Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	37,385	40,382
Long-Term Capital Gains	—	—
Total	37,385	40,382
*	Includes short-term capital gains, if any.
As of August 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,973,690
Gross Unrealized Appreciation	2,841,362
Gross Unrealized Depreciation	(14,961)
Net Unrealized Appreciation (Depreciation)	2,826,401
E.	During the year ended August 31, 2021, the fund purchased $2,082,663,000 of investment securities and sold $1,220,182,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,374,217,000 and $593,360,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2021, such purchases were $391,882,000 and sales were $54,152,000, resulting in net realized gain (loss) of ($2,573,000); these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,457,681	6,075	1,279,912	7,500
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(604,083)	(2,625)	(693,105)	(4,075)
Net Increase (Decrease)—ETF Shares	853,598	3,450	586,807	3,425
42

S&P 500 Growth Index Fund
	Year Ended August 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	15,809	30	965	2
Issued in Lieu of Cash Distributions	48	—	5	—
Redeemed	(1,344)	(3)	(1,490)	(3)
Net Increase (Decrease)—Institutional Shares	14,513	27	(520)	(1)
G.	Management has determined that no events or transactions occurred subsequent to August 31, 2021, that would require recognition or disclosure in these financial statements.
43

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund (two of the funds constituting Vanguard Admiral Funds, hereafter collectively referred to as the “Funds”) as of August 31, 2021, the related statements of operations for the year ended August 31, 2021, the statements of changes in net assets for each of the two years in the period ended August 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
44

Special 2021 tax information (unaudited) for Vanguard S&P 500 Index Funds
This information for the fiscal year ended August 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The funds distributed qualified dividend income to shareholders during the fiscal year as follows:
Fund	($000)
S&P 500 Value Index Fund	39,706
S&P 500 Growth Index Fund	37,385
The funds distributed qualified business income to shareholders during the fiscal year as follows:
Fund	($000)
S&P 500 Value Index Fund	416
S&P 500 Growth Index Fund	—
For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:
Fund	Percentage
S&P 500 Value Index Fund	94.2%
S&P 500 Growth Index Fund	100.0
45

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.
46

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
47

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Admiral Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
48

The S&P 500 Value Index and S&P 500 Growth Index (the “Indexes”) are products of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P® and S&P 500® are trademarks of S&P; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Vanguard. Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund particularly or the ability of the S&P 500 Value Index and S&P 500 Growth Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P 500 Value Index and S&P 500 Growth Index is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Value Index and S&P 500 Growth Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund into consideration in determining, composing or calculating the S&P 500 Value Index and S&P 500 Growth Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices and amount of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund or the timing of the issuance or sale of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund or in the determination or calculation of the equation by which Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund. There is no assurance that investment products based on the S&P 500 Value Index and S&P 500 Growth Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD S&P 500 VALUE INDEX FUND AND VANGUARD S&P 500 GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
49

This page intentionally left blank.

The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the BMW Group Mobility Council.

Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Chris D. McIsaac
Joseph Brennan	Thomas M. Rampulla
Mortimer J. Buckley	Karin A. Risi
Gregory Davis	Anne E. Robinson
John James	Michael Rollings
John T. Marcante	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964 and 7,720,749.
Vanguard Marketing Corporation, Distributor.
Q18400 102021

Annual Report  |  August 31, 2021
Vanguard S&P Small-Cap 600 Index Funds
Vanguard S&P Small-Cap 600 Index Fund
Vanguard S&P Small-Cap 600 Value Index Fund
Vanguard S&P Small-Cap 600 Growth Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	Returns for the three Vanguard S&P Small-Cap 600 Index Funds ranged from 47.68% for ETF Shares in the Growth Index Fund to 60.32% for Institutional Shares in the Value Index Fund. All three funds closely tracked their target indexes.
•	The global economy rebounded faster than many had expected after the sharp pandemic-induced contraction in the spring of 2020. Countries that have been more successful in containing the virus have generally fared better economically. Swift and extensive fiscal and monetary support from policymakers has also been key to the rebound. As the 12 months under review reflect the recovery in stocks following the 2020 downturn, results were excellent.
•	Small- and mid-capitalization stocks outperformed their large-cap counterparts for the period, and value stocks surpassed growth.
•	All 11 sectors for the three funds generated at least double-digit returns. Consumer discretionary stocks contributed the most to the Small-Cap 600 Index Fund and the Value Index Fund, while information technology stocks led the Growth Index Fund. Industrials, health care, and financials were also among the top performers for all three funds.
Market Barometer
	Average Annual Total Returns Periods Ended August 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	32.25%	18.42%	18.24%
Russell 2000 Index (Small-caps)	47.08	10.75	14.38
Russell 3000 Index (Broad U.S. market)	33.04	17.85	17.97
FTSE All-World ex US Index (International)	25.74	9.82	10.23
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-0.08%	5.43%	3.11%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	3.40	5.09	3.30
FTSE Three-Month U.S. Treasury Bill Index	0.06	1.20	1.13
CPI
Consumer Price Index	5.25%	2.76%	2.58%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended August 31, 2021
	Beginning Account Value 2/28/2021	Ending Account Value 8/31/2021	Expenses Paid During Period
Based on Actual Fund Return
S&P Small-Cap 600 Index Fund
ETF Shares	$1,000.00	$1,074.90	$0.52
Institutional Shares	1,000.00	1,075.00	0.42
S&P Small-Cap 600 Value Index Fund
ETF Shares	$1,000.00	$1,080.00	$0.79
Institutional Shares	1,000.00	1,080.50	0.42
S&P Small-Cap 600 Growth Index Fund
ETF Shares	$1,000.00	$1,069.40	$0.78
Based on Hypothetical 5% Yearly Return
S&P Small-Cap 600 Index Fund
ETF Shares	$1,000.00	$1,024.70	$0.51
Institutional Shares	1,000.00	1,024.80	0.41
S&P Small-Cap 600 Value Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.77
Institutional Shares	1,000.00	1,024.80	0.41
S&P Small-Cap 600 Growth Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.77
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Small-Cap 600 Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; for the S&P Small-Cap 600 Value Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares; and for the S&P Small-Cap 600 Growth Index Fund, 0.15% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

S&P Small-Cap 600 Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2011, Through August 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended August 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
S&P Small-Cap 600 Index Fund ETF Shares Net Asset Value	53.88%	14.27%	14.64%	$39,221
S&P Small-Cap 600 Index Fund ETF Shares Market Price	53.76	14.26	14.65	39,241
S&P SmallCap 600 Index	53.97	14.28	14.73	39,499
Dow Jones U.S. Total Stock Market Float Adjusted Index	33.32	17.95	16.16	44,721

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
S&P Small-Cap 600 Index Fund Institutional Shares	53.93%	14.31%	14.71%	$19,716,339
S&P SmallCap 600 Index	53.97	14.28	14.73	19,749,586
Dow Jones U.S. Total Stock Market Float Adjusted Index	33.32	17.95	16.16	22,360,680
See Financial Highlights for dividend and capital gains information.

S&P Small-Cap 600 Index Fund
Cumulative Returns of ETF Shares: August 31, 2011, Through August 31, 2021
	One Year	Five Years	Ten Years
S&P Small-Cap 600 Index Fund ETF Shares Market Price	53.76%	94.77%	292.41%
S&P Small-Cap 600 Index Fund ETF Shares Net Asset Value	53.88	94.83	292.21
S&P SmallCap 600 Index	53.97	94.88	294.99
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

S&P Small-Cap 600 Index Fund
Fund Allocation
As of August 31, 2021
Communication Services	1.7%
Consumer Discretionary	14.2
Consumer Staples	4.1
Energy	4.0
Financials	17.9
Health Care	11.9
Industrials	16.9
Information Technology	14.1
Materials	5.2
Real Estate	8.2
Utilities	1.8
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (1.7%)
	Cogent Communications Holdings Inc.	147,864	10,732
*	TechTarget Inc.	82,620	6,988
*	Cinemark Holdings Inc.	380,121	6,778
*	Meredith Corp.	141,848	6,101
	Shenandoah Telecommunications Co.	174,650	5,210
*	AMC Networks Inc. Class A	107,444	5,107
	EW Scripps Co. Class A	201,583	3,737
	Scholastic Corp.	105,041	3,492
*	QuinStreet Inc.	172,409	3,088
*	Gannett Co. Inc.	473,041	3,004
*	Cincinnati Bell Inc.	177,869	2,755
*	Consolidated Communications Holdings Inc.	256,880	2,381
	ATN International Inc.	38,211	1,742
*	Marcus Corp.	84,703	1,321
			62,436
Consumer Discretionary (14.2%)
*	Macy's Inc.	1,089,325	24,390
*	Stamps.com Inc.	64,017	21,055
*	Meritage Homes Corp.	132,257	14,752
	Signet Jewelers Ltd.	182,990	14,493
	Rent-A-Center Inc.	208,545	13,155
*	Asbury Automotive Group Inc.	67,578	12,586
	LCI Industries	88,260	12,503
*	LGI Homes Inc.	76,675	12,293
*	Shake Shack Inc. Class A	127,076	11,024
	Steven Madden Ltd.	268,882	10,882
	Wolverine World Wide Inc.	289,382	10,377
*	Bed Bath & Beyond Inc.	372,640	10,263
	MDC Holdings Inc.	193,985	10,136
*	Gentherm Inc.	115,732	9,932
	Group 1 Automotive Inc.	59,662	9,870
	Installed Building Products Inc.	78,867	9,794
*	Dorman Products Inc.	99,799	9,367
		Shares	Market Value• ($000)
*	Boot Barn Holdings Inc.	102,211	9,125
	Shutterstock Inc.	77,918	8,981
	Kontoor Brands Inc.	165,124	8,910
*	ODP Corp.	187,046	8,823
*	Brinker International Inc.	159,851	8,515
*	Vista Outdoor Inc.	201,787	8,243
	Winnebago Industries Inc.	117,423	8,175
*	iRobot Corp.	98,178	7,964
*	Sleep Number Corp.	85,487	7,908
*	Abercrombie & Fitch Co. Class A	216,426	7,739
*	Cavco Industries Inc.	29,823	7,620
*	Bloomin' Brands Inc.	282,707	7,574
*	Cheesecake Factory Inc.	161,183	7,519
*	Sally Beauty Holdings Inc.	394,718	7,338
	Core-Mark Holding Co. Inc.	157,812	7,259
	Century Communities Inc.	102,519	7,187
	Strategic Education Inc.	86,151	6,744
	Monro Inc.	117,042	6,661
*	M/I Homes Inc.	101,987	6,567
*	Adtalem Global Education Inc.	172,720	6,391
	Patrick Industries Inc.	78,100	6,374
*	Dave & Buster's Entertainment Inc.	166,948	6,247
	La-Z-Boy Inc.	161,801	5,665
	Big Lots Inc.	111,626	5,432
	Hibbett Inc.	56,687	5,424
	Oxford Industries Inc.	59,087	5,336
*	Dine Brands Global Inc.	60,045	4,967
	Sturm Ruger & Co. Inc.	61,510	4,809
*	G-III Apparel Group Ltd.	152,411	4,714
*	Children's Place Inc.	51,314	4,456
*	Tupperware Brands Corp.	173,280	4,136
	Sonic Automotive Inc. Class A	81,449	4,116
	Buckle Inc.	101,144	3,917
*	MarineMax Inc.	77,276	3,757
*	American Axle & Manufacturing Holdings Inc.	397,679	3,527
*	BJ's Restaurants Inc.	81,252	3,474

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Caleres Inc.	134,171	3,299
	Guess? Inc.	133,795	3,237
	Aaron's Co. Inc.	119,519	3,170
*	Genesco Inc.	49,648	3,080
*	Designer Brands Inc. Class A	207,106	3,003
	Standard Motor Products Inc.	69,826	2,995
*	Zumiez Inc.	73,963	2,973
*	Monarch Casino & Resort Inc.	45,320	2,872
*	America's Car-Mart Inc.	21,500	2,781
*	Perdoceo Education Corp.	246,218	2,703
*	Universal Electronics Inc.	48,220	2,436
	Shoe Carnival Inc.	60,642	2,321
*	Liquidity Services Inc.	94,758	2,312
*	Ruth's Hospitality Group Inc.	111,910	2,293
*	Chuy's Holdings Inc.	70,029	2,259
*	Chico's FAS Inc.	428,855	2,217
*	Fossil Group Inc.	165,018	2,211
	Movado Group Inc.	58,766	2,124
*	Lumber Liquidators Holdings Inc.	101,252	2,112
	Haverty Furniture Cos. Inc.	58,901	2,099
	PetMed Express Inc.	70,894	1,952
	Ethan Allen Interiors Inc.	76,649	1,841
*	American Public Education Inc.	65,320	1,718
*	Conn's Inc.	67,832	1,669
*	Cooper-Standard Holdings Inc.	58,907	1,371
*	Red Robin Gourmet Burgers Inc.	54,827	1,342
*	Motorcar Parts of America Inc.	66,536	1,319
*	Unifi Inc.	52,480	1,220
*	El Pollo Loco Holdings Inc.	66,479	1,206
	Cato Corp. Class A	67,368	1,163
*	Barnes & Noble Education Inc.	111,409	909
*	Vera Bradley Inc.	78,241	897
*	Fiesta Restaurant Group Inc.	61,947	744
*	Regis Corp.	85,097	461
			518,775
Consumer Staples (4.0%)
	WD-40 Co.	47,905	11,479
*	Simply Good Foods Co.	294,518	10,491
*	Celsius Holdings Inc.	115,053	9,407
	Medifast Inc.	41,099	9,366
	J & J Snack Foods Corp.	52,565	8,608
	Edgewell Personal Care Co.	189,965	8,036
*	United Natural Foods Inc.	196,759	7,241
	PriceSmart Inc.	81,700	6,913
		Shares	Market Value• ($000)
[1]	B&G Foods Inc.	226,317	6,871
	Vector Group Ltd.	447,289	6,718
	Coca-Cola Consolidated Inc.	16,221	6,588
*	Central Garden & Pet Co. Class A	138,889	5,788
	Cal-Maine Foods Inc.	130,980	4,736
	Inter Parfums Inc.	62,051	4,501
	Universal Corp.	85,822	4,343
*	elf Beauty Inc.	135,353	4,189
*	USANA Health Sciences Inc.	40,244	3,905
	National Beverage Corp.	81,405	3,789
	Fresh Del Monte Produce Inc.	106,110	3,489
*	Chefs' Warehouse Inc.	113,778	3,440
	Andersons Inc.	109,298	3,320
	MGP Ingredients Inc.	46,109	3,011
	Calavo Growers Inc.	58,292	2,735
	SpartanNash Co.	126,280	2,715
	John B Sanfilippo & Son Inc.	30,910	2,627
*	Central Garden & Pet Co.	33,944	1,563
*	Seneca Foods Corp. Class A	23,204	1,136
*	TreeHouse Foods Inc.	20,971	786
			147,791
Energy (4.0%)
	PDC Energy Inc.	347,106	14,492
*	Range Resources Corp.	907,241	13,264
	Matador Resources Co.	383,650	11,030
*	Southwestern Energy Co.	2,271,408	10,335
	Helmerich & Payne Inc.	377,176	10,154
*	Renewable Energy Group Inc.	166,572	8,065
	SM Energy Co.	382,865	7,313
	World Fuel Services Corp.	221,043	7,153
*	Green Plains Inc.	163,939	5,754
*	Callon Petroleum Co.	161,791	5,528
	Patterson-UTI Energy Inc.	656,784	5,097
	Core Laboratories NV	162,086	4,467
*	Oceaneering International Inc.	349,345	4,297
*	PBF Energy Inc. Class A	335,841	3,493
	Archrock Inc.	451,588	3,468
*	Dril-Quip Inc.	124,015	3,013
*	DMC Global Inc.	65,404	2,627
	Bonanza Creek Energy Inc.	66,594	2,589
*	Par Pacific Holdings Inc.	156,031	2,573
*	Bristow Group Inc. Class A	80,979	2,556
*	CONSOL Energy Inc.	105,799	2,415
*	US Silica Holdings Inc.	258,883	2,273
*	ProPetro Holding Corp.	285,389	2,209
*	Nabors Industries Ltd.	22,845	1,927
*	Helix Energy Solutions Group Inc.	493,121	1,854

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	Laredo Petroleum Inc.	33,797	1,826
*	REX American Resources Corp.	18,475	1,566
*	Talos Energy Inc.	110,677	1,372
*	Oil States International Inc.	213,591	1,252
	Dorian LPG Ltd.	94,167	1,245
*	Penn Virginia Corp.	53,574	1,109
*	RPC Inc.	202,129	774
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	8,451	49
			147,139
Financials (17.9%)
	Community Bank System Inc.	188,310	13,935
	BankUnited Inc.	325,863	13,696
	Pacific Premier Bancorp Inc.	330,781	13,218
	Assured Guaranty Ltd.	263,548	13,141
	First Hawaiian Inc.	455,641	12,717
	ServisFirst Bancshares Inc.	164,635	12,088
	Ameris Bancorp	243,678	11,999
	Walker & Dunlop Inc.	103,335	11,475
	Investors Bancorp Inc.	787,625	11,271
	Simmons First National Corp. Class A	378,718	11,002
*	Trupanion Inc.	117,588	10,769
*	Green Dot Corp. Class A	190,220	9,937
	Old National Bancorp	579,344	9,652
	First Bancorp	753,425	9,591
	American Equity Investment Life Holding Co.	300,202	9,513
	Cadence Bancorp Class A	435,872	9,376
*	Mr Cooper Group Inc.	237,810	9,246
	United Community Banks Inc.	303,284	9,150
	Columbia Banking System Inc.	250,712	9,116
	CVB Financial Corp.	446,584	9,092
	Independent Bank Group Inc.	128,317	9,037
	Independent Bank Corp. (Massachusetts)	115,439	8,854
*	Axos Financial Inc.	180,091	8,731
	Flagstar Bancorp Inc.	165,830	8,202
	First Financial Bancorp	340,069	7,995
	Virtus Investment Partners Inc.	25,130	7,858
	Hilltop Holdings Inc.	227,462	7,613
	WSFS Financial Corp.	166,109	7,543
	First Midwest Bancorp Inc.	399,675	7,486
	Two Harbors Investment Corp.	1,096,655	7,238
	Piper Sandler Cos.	50,398	7,203
	Trustmark Corp.	221,633	7,008
		Shares	Market Value• ($000)
	Apollo Commercial Real Estate Finance Inc.	449,936	6,997
	Banner Corp.	121,635	6,958
	Renasant Corp.	196,847	6,909
*	Palomar Holdings Inc.	76,014	6,826
*	NMI Holdings Inc. Class A	299,133	6,751
*	PRA Group Inc.	160,084	6,724
	PennyMac Mortgage Investment Trust	342,387	6,646
*	Genworth Financial Inc. Class A	1,771,295	6,642
*	Triumph Bancorp Inc.	79,124	6,506
	Eagle Bancorp Inc.	111,706	6,445
	Veritex Holdings Inc.	172,851	6,211
	Seacoast Banking Corp. of Florida	193,220	6,171
	Great Western Bancorp Inc.	192,586	5,962
	Hope Bancorp Inc.	432,056	5,958
	Horace Mann Educators Corp.	145,047	5,947
	Stewart Information Services Corp.	93,709	5,899
	Lakeland Financial Corp.	88,375	5,869
	New York Mortgage Trust Inc.	1,325,975	5,861
	Park National Corp.	49,694	5,826
	Northwest Bancshares Inc.	444,971	5,794
	Brightsphere Investment Group Inc.	208,023	5,656
	Provident Financial Services Inc.	253,460	5,594
	Meta Financial Group Inc.	111,602	5,490
	NBT Bancorp Inc.	151,830	5,445
*	Encore Capital Group Inc.	108,429	5,336
	Westamerica Bancorp	93,934	5,330
	Capitol Federal Financial Inc.	451,438	5,210
	Redwood Trust Inc.	395,292	4,929
	FB Financial Corp.	117,643	4,846
	ProAssurance Corp.	188,781	4,814
	James River Group Holdings Ltd.	130,374	4,796
	Berkshire Hills Bancorp Inc.	179,239	4,594
	First Commonwealth Financial Corp.	336,789	4,553
*	Bancorp Inc.	178,406	4,400
	OFG Bancorp	180,837	4,306
*	Customers Bancorp Inc.	103,553	4,288
	City Holding Co.	54,680	4,260
*	Enova International Inc.	128,181	4,227
	First Bancorp (XNGS)	99,350	4,149
	Employers Holdings Inc.	99,470	4,095
	S&T Bancorp Inc.	137,272	4,091
	Brookline Bancorp Inc.	272,796	4,084
	Southside Bancshares Inc.	107,972	4,069

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Dime Community Bancshares Inc.	123,271	4,068
*	StoneX Group Inc.	58,096	4,049
	B. Riley Financial Inc.	61,767	4,048
	Safety Insurance Group Inc.	49,648	4,037
	National Bank Holdings Corp. Class A	107,397	4,027
	AMERISAFE Inc.	67,437	3,881
	BancFirst Corp.	65,300	3,693
*	eHealth Inc.	91,159	3,523
*	Donnelley Financial Solutions Inc.	104,086	3,471
	Tompkins Financial Corp.	42,214	3,360
	Heritage Financial Corp.	125,605	3,197
	Invesco Mortgage Capital Inc.	994,372	3,102
	Ready Capital Corp.	201,444	3,084
	HomeStreet Inc.	74,649	3,049
	Preferred Bank	47,405	3,029
	Ellington Financial Inc.	153,130	2,836
	Banc of California Inc.	156,114	2,805
*	Blucora Inc.	169,253	2,777
	Northfield Bancorp Inc.	161,496	2,729
	ARMOUR Residential REIT Inc.	249,179	2,706
	Granite Point Mortgage Trust Inc.	192,001	2,642
*	World Acceptance Corp.	13,742	2,609
*	SiriusPoint Ltd.	265,747	2,607
	HCI Group Inc.	22,760	2,541
	Central Pacific Financial Corp.	99,186	2,510
	WisdomTree Investments Inc.	392,391	2,476
	Allegiance Bancshares Inc.	65,068	2,419
	Capstead Mortgage Corp.	337,173	2,323
*	Ambac Financial Group Inc.	161,694	2,278
	TrustCo Bank Corp.	67,129	2,154
	Hanmi Financial Corp.	107,165	2,066
	KKR Real Estate Finance Trust Inc.	94,957	2,025
	United Fire Group Inc.	75,699	1,965
*	Selectquote Inc.	153,629	1,467
	Universal Insurance Holdings Inc.	99,294	1,414
*	EZCORP Inc. Class A	184,699	1,273
	Greenhill & Co. Inc.	50,992	752
	United Insurance Holdings Corp.	70,468	269
			653,477
Health Care (11.9%)
*	Omnicell Inc.	150,934	23,436
*	NeoGenomics Inc.	412,107	20,037
*	AMN Healthcare Services Inc.	165,137	18,746
		Shares	Market Value• ($000)
	Ensign Group Inc.	180,591	14,749
	CONMED Corp.	101,662	13,352
	Select Medical Holdings Corp.	376,933	13,031
*	Merit Medical Systems Inc.	172,208	12,359
*	Integer Holdings Corp.	115,239	11,384
*	Prestige Consumer Healthcare Inc.	174,422	10,010
	Owens & Minor Inc.	262,613	9,790
*	MEDNAX Inc.	301,210	9,672
*	Glaukos Corp.	161,738	9,644
*	Myriad Genetics Inc.	269,278	9,635
*	Cytokinetics Inc.	285,652	9,418
*	Heska Corp.	34,610	9,182
*	Pacira BioSciences Inc.	153,851	9,122
*	Vericel Corp.	161,999	8,776
*	ModivCare Inc.	42,599	8,403
*	Covetrus Inc.	348,441	7,871
*	Corcept Therapeutics Inc.	366,823	7,806
*	Magellan Health Inc.	81,334	7,696
*	Allscripts Healthcare Solutions Inc.	493,352	7,578
*	Xencor Inc.	203,509	6,893
*	BioLife Solutions Inc.	110,094	6,425
*	Lantheus Holdings Inc.	235,843	6,219
*,1	Fulgent Genetics Inc.	61,830	5,641
*	Avanos Medical Inc.	168,038	5,545
*	Community Health Systems Inc.	434,211	5,345
	US Physical Therapy Inc.	45,089	5,293
*	CorVel Corp.	31,838	5,247
*	Supernus Pharmaceuticals Inc.	185,521	5,107
*	Cardiovascular Systems Inc.	140,449	5,027
*	RadNet Inc.	153,022	4,806
*	Addus HomeCare Corp.	52,843	4,752
*	Joint Corp.	46,205	4,721
	Mesa Laboratories Inc.	17,093	4,563
*	Varex Imaging Corp.	137,108	3,999
*	REGENXBIO Inc.	121,598	3,928
*	Inogen Inc.	64,832	3,837
*	AngioDynamics Inc.	133,274	3,772
*	Coherus Biosciences Inc.	232,669	3,718
*	Enanta Pharmaceuticals Inc.	62,826	3,594
*	CryoLife Inc.	136,441	3,580
*	Apollo Medical Holdings Inc.	46,065	3,497
	LeMaitre Vascular Inc.	59,766	3,384
*	Innoviva Inc.	219,935	3,356
*	Vanda Pharmaceuticals Inc.	194,268	3,252
*	Hanger Inc.	134,579	3,214
*	Natus Medical Inc.	119,338	3,165
*	Cutera Inc.	62,209	3,094

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	Tivity Health Inc.	132,626	3,084
*	Meridian Bioscience Inc.	151,426	3,065
*	Tactile Systems Technology Inc.	68,673	3,055
*	Organogenesis Holdings Inc. Class A	174,786	2,982
*	NextGen Healthcare Inc.	194,812	2,973
*	Surmodics Inc.	48,311	2,902
*	Orthofix Medical Inc.	68,166	2,890
*	OraSure Technologies Inc.	252,254	2,762
*	Pennant Group Inc.	89,247	2,728
*	HealthStream Inc.	87,951	2,673
*	Cross Country Healthcare Inc.	122,038	2,654
*	Collegium Pharmaceutical Inc.	123,374	2,533
*	Amphastar Pharmaceuticals Inc.	128,630	2,529
*	Tabula Rasa HealthCare Inc.	79,080	2,476
*	Cara Therapeutics Inc.	149,986	2,367
	Simulations Plus Inc.	53,261	2,359
*	Eagle Pharmaceuticals Inc.	40,714	2,173
*	Anika Therapeutics Inc.	50,208	2,166
*	Endo International plc	818,599	1,875
	Phibro Animal Health Corp. Class A	70,817	1,720
*	Computer Programs & Systems Inc.	44,594	1,586
*	Spectrum Pharmaceuticals Inc.	565,951	1,330
*	Ligand Pharmaceuticals Inc.	8,260	1,093
*	ANI Pharmaceuticals Inc.	34,532	1,047
*	Invacare Corp.	121,977	1,032
*	Zynex Inc.	68,778	922
*,2	Lantheus Holdings Inc. CVR	276,566	—
			435,647
Industrials (16.9%)
*	Chart Industries Inc.	124,366	23,428
	Exponent Inc.	182,147	21,293
	Watts Water Technologies Inc. Class A	96,264	16,516
	UFP Industries Inc.	216,095	16,224
*	Resideo Technologies Inc.	502,701	16,207
	John Bean Technologies Corp.	110,954	16,187
	Korn Ferry	188,735	13,342
	Hillenbrand Inc.	262,979	12,207
	UniFirst Corp.	53,249	12,198
	Applied Industrial Technologies Inc.	135,806	12,061
	Matson Inc.	151,784	12,017
	SPX FLOW Inc.	147,522	11,880
	ABM Industries Inc.	234,466	11,611
		Shares	Market Value• ($000)
	Franklin Electric Co. Inc.	134,821	11,457
	Aerojet Rocketdyne Holdings Inc.	260,314	10,808
*	SPX Corp.	158,143	9,881
*	Allegiant Travel Co.	50,906	9,796
	AAON Inc.	142,921	9,734
	Comfort Systems USA Inc.	126,819	9,636
*	Vicor Corp.	74,371	9,175
	Brady Corp. Class A	169,575	9,043
	Mueller Industries Inc.	199,653	8,907
	Federal Signal Corp.	211,573	8,596
	Arcosa Inc.	168,390	8,558
*	Gibraltar Industries Inc.	114,027	8,513
	Forward Air Corp.	95,446	8,415
	Albany International Corp. Class A	107,286	8,404
*	Hub Group Inc. Class A	117,990	8,283
*	SkyWest Inc.	175,953	8,208
	ESCO Technologies Inc.	91,009	8,202
	Moog Inc. Class A	102,324	8,129
*	AeroVironment Inc.	78,482	8,033
	Boise Cascade Co.	137,452	7,952
	Barnes Group Inc.	162,873	7,764
	ManTech International Corp. Class A	95,848	7,588
*	GMS Inc.	149,735	7,398
*	Raven Industries Inc.	125,520	7,324
*	Proto Labs Inc.	96,767	7,176
*	Atlas Air Worldwide Holdings Inc.	96,314	7,047
	Granite Construction Inc.	160,068	6,489
	Lindsay Corp.	38,117	6,280
	EnPro Industries Inc.	71,999	6,157
	Encore Wire Corp.	72,111	6,130
*	MYR Group Inc.	58,811	6,117
*	Meritor Inc.	253,659	6,017
	ArcBest Corp.	88,710	5,920
	HNI Corp.	152,216	5,767
	Deluxe Corp.	147,489	5,656
	Alamo Group Inc.	34,611	5,365
	Enerpac Tool Group Corp. Class A	210,206	5,289
	Greenbrier Cos. Inc.	114,778	5,062
*	Harsco Corp.	276,848	5,050
	Astec Industries Inc.	79,516	4,862
	Tennant Co.	65,126	4,818
	AZZ Inc.	87,527	4,687
	Pitney Bowes Inc.	614,203	4,588
*	PGT Innovations Inc.	207,702	4,410
	Standex International Corp.	42,757	4,243
*	American Woodmark Corp.	59,476	4,191
	Matthews International Corp. Class A	110,655	4,098
*	CoreCivic Inc.	421,200	4,094
*	US Ecology Inc.	109,899	3,940
*	Triumph Group Inc.	212,818	3,929

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	AAR Corp.	115,811	3,920
	Apogee Enterprises Inc.	90,091	3,872
	Griffon Corp.	158,485	3,835
*	Veritiv Corp.	42,651	3,825
	Kaman Corp.	96,975	3,790
*	Lydall Inc.	59,729	3,702
*	Hawaiian Holdings Inc.	178,379	3,607
*	TrueBlue Inc.	124,141	3,393
	Marten Transport Ltd.	205,777	3,208
*	Viad Corp.	71,573	3,091
*	Echo Global Logistics Inc.	93,314	3,068
	Interface Inc. Class A	206,229	2,966
*	NOW Inc.	385,344	2,959
	Heidrick & Struggles International Inc.	68,186	2,947
	Heartland Express Inc.	170,318	2,858
	Wabash National Corp.	181,365	2,818
	Quanex Building Products Corp.	117,422	2,766
*	CIRCOR International Inc.	71,008	2,539
	Insteel Industries Inc.	67,818	2,509
	Kelly Services Inc. Class A	116,881	2,272
*	DXP Enterprises Inc.	61,633	1,848
*	Forrester Research Inc.	38,758	1,843
	Resources Connection Inc.	107,633	1,701
	National Presto Industries Inc.	18,304	1,529
*	Titan International Inc.	175,630	1,459
*	Matrix Service Co.	91,952	1,037
	Park Aerospace Corp.	65,070	949
	Powell Industries Inc.	30,802	779
*	Team Inc.	106,530	477
			617,924
Information Technology (14.1%)
	Power Integrations Inc.	211,958	23,027
*,1	MicroStrategy Inc. Class A	27,195	18,882
*	SPS Commerce Inc.	125,322	16,985
	Kulicke & Soffa Industries Inc.	216,852	15,221
*	ExlService Holdings Inc.	116,907	14,396
*	LivePerson Inc.	224,097	14,365
*	Diodes Inc.	148,112	14,342
*	Rogers Corp.	65,390	13,890
*	Perficient Inc.	115,477	13,767
*	Alarm.com Holdings Inc.	158,230	13,344
*	3D Systems Corp.	437,004	13,302
*	Fabrinet	128,892	13,278
*	Itron Inc.	157,718	13,250
*	Viavi Solutions Inc.	798,882	13,014
*	Onto Innovation Inc.	171,366	12,703
*	Insight Enterprises Inc.	123,425	12,699
*	MaxLinear Inc. Class A	239,699	12,520
	Advanced Energy Industries Inc.	134,246	12,106
*	Vonage Holdings Corp.	825,753	11,643
		Shares	Market Value• ($000)
	Badger Meter Inc.	101,954	10,918
*	FormFactor Inc.	271,247	10,546
	EVERTEC Inc.	209,290	9,680
*	Rambus Inc.	393,124	9,356
*	8x8 Inc.	384,016	9,274
*	Plexus Corp.	99,919	9,176
*	Sanmina Corp.	227,488	8,981
	Xperi Holding Corp.	366,608	7,834
	InterDigital Inc.	107,535	7,754
	Progress Software Corp.	153,767	7,159
*	Ultra Clean Holdings Inc.	153,056	7,077
	TTEC Holdings Inc.	63,808	6,729
*	Knowles Corp.	324,231	6,485
	Methode Electronics Inc.	134,359	6,257
*	Cohu Inc.	169,257	6,039
*	Axcelis Technologies Inc.	117,443	5,838
*	Bottomline Technologies DE Inc.	137,444	5,810
*	OSI Systems Inc.	58,424	5,781
*	Unisys Corp.	234,254	5,671
	CSG Systems International Inc.	114,969	5,543
*	ePlus Inc.	47,219	5,110
*	TTM Technologies Inc.	348,818	4,883
*	Extreme Networks Inc.	441,061	4,777
*	FARO Technologies Inc.	63,559	4,382
*	Ichor Holdings Ltd.	98,340	4,357
*	Agilysys Inc.	71,706	4,075
*	Veeco Instruments Inc.	175,109	3,991
	CTS Corp.	113,297	3,974
*	Plantronics Inc.	132,823	3,956
*	CEVA Inc.	79,718	3,846
*	NETGEAR Inc.	106,456	3,804
	ADTRAN Inc.	169,280	3,497
	Benchmark Electronics Inc.	125,026	3,379
*	Photronics Inc.	221,510	3,338
*	Harmonic Inc.	352,785	3,260
*	ScanSource Inc.	89,002	3,167
*	Diebold Nixdorf Inc.	273,805	2,979
*	SMART Global Holdings Inc.	58,355	2,828
*	Digi International Inc.	119,193	2,620
	Ebix Inc.	82,290	2,368
	Comtech Telecommunications Corp.	91,156	2,326
*	PDF Solutions Inc.	102,986	2,319
*	OneSpan Inc.	118,398	2,282
	PC Connection Inc.	38,362	1,857
*	Arlo Technologies Inc.	282,834	1,754
*	DSP Group Inc.	79,117	1,733
*	CalAmp Corp.	123,639	1,402
*	Daktronics Inc.	128,341	782

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	Applied Optoelectronics Inc.	85,811	629
*	BM Technologies Inc.	14,717	143
			514,460
Materials (5.2%)
	Balchem Corp.	113,347	15,916
*	Livent Corp.	557,616	13,868
	HB Fuller Co.	182,580	12,337
	Quaker Chemical Corp.	46,218	11,976
*	Arconic Corp.	342,230	11,804
*	Domtar Corp.	175,554	9,626
	Stepan Co.	74,753	8,788
*	O-I Glass Inc.	551,857	8,350
	Innospec Inc.	85,992	8,049
*	Allegheny Technologies Inc.	444,498	7,939
	Trinseo SA	135,378	7,030
	Kaiser Aluminum Corp.	55,386	6,993
*	Ferro Corp.	288,713	6,005
	Carpenter Technology Corp.	167,914	5,600
	Materion Corp.	71,363	5,212
*	Kraton Corp.	112,488	4,738
	Schweitzer-Mauduit International Inc.	109,562	4,193
*	GCP Applied Technologies Inc.	168,800	4,024
	Warrior Met Coal Inc.	179,675	4,023
*	AdvanSix Inc.	97,898	3,573
	Neenah Inc.	58,880	2,967
	Myers Industries Inc.	126,155	2,876
	Hawkins Inc.	66,095	2,504
	Glatfelter Corp.	155,638	2,459
*	Koppers Holdings Inc.	74,336	2,446
*	Century Aluminum Co.	176,202	2,259
	SunCoke Energy Inc.	289,988	2,015
*	Clearwater Paper Corp.	58,359	1,896
*	TimkenSteel Corp.	134,168	1,835
	Haynes International Inc.	44,312	1,739
	Mercer International Inc.	139,091	1,583
*	Rayonier Advanced Materials Inc.	223,433	1,577
	American Vanguard Corp.	95,225	1,460
	Tredegar Corp.	90,452	1,201
	Olympic Steel Inc.	31,548	860
	FutureFuel Corp.	89,935	720
			190,441
Real Estate (8.2%)
	Innovative Industrial Properties Inc.	83,609	20,560
	Agree Realty Corp.	238,117	17,752
	Essential Properties Realty Trust Inc.	410,562	13,306
	Lexington Realty Trust	970,158	13,126
	Uniti Group Inc.	815,752	10,662
		Shares	Market Value• ($000)
	Retail Properties of America Inc. Class A	750,361	9,920
	SITE Centers Corp.	589,910	9,503
	Brandywine Realty Trust	597,095	8,288
	Four Corners Property Trust Inc.	266,175	7,615
	Retail Opportunity Investments Corp.	414,996	7,503
	CareTrust REIT Inc.	338,216	7,437
	Washington REIT	295,614	7,432
[1]	Independence Realty Trust Inc.	356,917	7,310
*	Realogy Holdings Corp.	406,834	7,140
	American Assets Trust Inc.	175,395	6,984
*	Xenia Hotels & Resorts Inc.	397,681	6,928
	iStar Inc.	255,900	6,769
*	DiamondRock Hospitality Co.	734,729	6,642
	Service Properties Trust	575,987	6,583
	Acadia Realty Trust	301,601	6,400
	Easterly Government Properties Inc. Class A	293,123	6,264
	Industrial Logistics Properties Trust	228,237	6,261
	Kite Realty Group Trust	295,228	5,981
	Tanger Factory Outlet Centers Inc.	352,253	5,890
	Global Net Lease Inc.	333,513	5,670
*	Mack-Cali Realty Corp.	301,323	5,388
	Alexander & Baldwin Inc.	253,212	5,287
	NexPoint Residential Trust Inc.	79,116	5,126
	St. Joe Co.	109,164	5,051
	LTC Properties Inc.	137,730	4,753
	Centerspace	45,427	4,596
	Safehold Inc.	50,345	4,511
	Office Properties Income Trust	169,149	4,487
	Getty Realty Corp.	130,106	4,115
	Community Healthcare Trust Inc.	80,071	3,884
	RPT Realty	283,618	3,670
*	Summit Hotel Properties Inc.	370,900	3,457
*	Marcus & Millichap Inc.	84,184	3,302
[1]	GEO Group Inc.	424,328	3,289
	Diversified Healthcare Trust	833,556	3,126
	Armada Hoffler Properties Inc.	210,821	2,831
	Universal Health Realty Income Trust	44,659	2,645
	RE/MAX Holdings Inc. Class A	66,275	2,220
	Saul Centers Inc.	45,170	2,081
*	Chatham Lodging Trust	169,342	2,032

S&P Small-Cap 600 Index Fund
	Shares	Market Value• ($000)
Urstadt Biddle Properties Inc. Class A	105,188	2,007
Franklin Street Properties Corp.	336,119	1,613
Whitestone REIT	139,915	1,373
* Hersha Hospitality Trust Class A	129,114	1,211
		299,981
Utilities (1.8%)
American States Water Co.	128,998	11,895
California Water Service Group	177,656	11,290
Avista Corp.	242,243	10,138
South Jersey Industries Inc.	392,912	9,748
Chesapeake Utilities Corp.	61,270	8,008
Middlesex Water Co.	61,072	6,682
Northwest Natural Holding Co.	107,160	5,513
Unitil Corp.	52,664	2,612
		65,886
Total Common Stocks (Cost $2,923,898)		3,653,957
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[3,4] Vanguard Market Liquidity Fund, 0.068% (Cost $26,949)	269,536	26,954
Total Investments (100.6%) (Cost $2,950,847)		3,680,911
Other Assets and Liabilities—Net (-0.6%)		(23,309)
Net Assets (100%)		3,657,602
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $24,823,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $25,857,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

S&P Small-Cap 600 Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2021	37	4,202	75

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Assets and Liabilities
As of August 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,923,898)	3,653,957
Affiliated Issuers (Cost $26,949)	26,954
Total Investments in Securities	3,680,911
Investment in Vanguard	120
Cash	550
Cash Collateral Pledged—Futures Contracts	245
Receivables for Accrued Income	2,249
Receivables for Capital Shares Issued	14,808
Variation Margin Receivable—Futures Contracts	9
Total Assets	3,698,892
Liabilities
Payables for Investment Securities Purchased	15,076
Collateral for Securities on Loan	25,857
Payables for Capital Shares Redeemed	217
Payables to Vanguard	140
Total Liabilities	41,290
Net Assets	3,657,602
At August 31, 2021, net assets consisted of:

Paid-in Capital	3,048,433
Total Distributable Earnings (Loss)	609,169
Net Assets	3,657,602

ETF Shares—Net Assets
Applicable to 8,750,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,806,077
Net Asset Value Per Share—ETF Shares	$206.41

Institutional Shares—Net Assets
Applicable to 4,459,827 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,851,525
Net Asset Value Per Share—Institutional Shares	$415.16
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Operations

Year Ended August 31, 2021
($000)
Investment Income
Income
Dividends	40,783
Interest[1]	7
Securities Lending—Net	896
Total Income	41,686
Expenses
The Vanguard Group—Note B
Investment Advisory Services	466
Management and Administrative—ETF Shares	1,030
Management and Administrative—Institutional Shares	945
Marketing and Distribution—ETF Shares	61
Marketing and Distribution—Institutional Shares	48
Custodian Fees	122
Auditing Fees	27
Shareholders’ Reports—ETF Shares	36
Shareholders’ Reports—Institutional Shares	21
Trustees’ Fees and Expenses	1
Total Expenses	2,757
Net Investment Income	38,929
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	277,507
Futures Contracts	3,908
Realized Net Gain (Loss)	281,415
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	916,919
Futures Contracts	(124)
Change in Unrealized Appreciation (Depreciation)	916,795
Net Increase (Decrease) in Net Assets Resulting from Operations	1,237,139
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $7,000, $4,000, and ($5,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $299,766,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	38,929	31,873
Realized Net Gain (Loss)	281,415	111,777
Change in Unrealized Appreciation (Depreciation)	916,795	(142,760)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,237,139	890
Distributions
ETF Shares	(13,235)	(15,071)
Institutional Shares	(18,167)	(18,355)
Total Distributions	(31,402)	(33,426)
Capital Share Transactions
ETF Shares	297,208	8,344
Institutional Shares	(208,508)	210,294
Net Increase (Decrease) from Capital Share Transactions	88,700	218,638
Total Increase (Decrease)	1,294,437	186,102
Net Assets
Beginning of Period	2,363,165	2,177,063
End of Period	3,657,602	2,363,165
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$135.61	$138.09	$164.67	$125.83	$112.23
Investment Operations
Net Investment Income[1]	2.286	1.946	1.941	1.784	1.573
Net Realized and Unrealized Gain (Loss) on Investments	70.340	(2.340)	(26.858)	38.598	13.212
Total from Investment Operations	72.626	(.394)	(24.917)	40.382	14.785
Distributions
Dividends from Net Investment Income	(1.826)	(2.086)	(1.663)	(1.542)	(1.185)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.826)	(2.086)	(1.663)	(1.542)	(1.185)
Net Asset Value, End of Period	$206.41	$135.61	$138.09	$164.67	$125.83
Total Return	53.88%	-0.43%	-15.09%	32.32%	13.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,806	$987	$991	$1,107	$683
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.25%	1.46%	1.36%	1.23%	1.27%
Portfolio Turnover Rate[2]	18%	15%	9%	13%	22%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$272.71	$277.68	$331.26	$252.98	$225.56
Investment Operations
Net Investment Income[1]	4.566	3.951	3.941	3.769	3.303
Net Realized and Unrealized Gain (Loss) on Investments	141.589	(4.694)	(54.011)	77.632	26.605
Total from Investment Operations	146.155	(.743)	(50.070)	81.401	29.908
Distributions
Dividends from Net Investment Income	(3.705)	(4.227)	(3.510)	(3.121)	(2.488)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.705)	(4.227)	(3.510)	(3.121)	(2.488)
Net Asset Value, End of Period	$415.16	$272.71	$277.68	$331.26	$252.98
Total Return	53.93%	-0.41%	-15.09%	32.39%	13.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,852	$1,377	$1,186	$1,019	$672
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.26%	1.47%	1.38%	1.30%	1.34%
Portfolio Turnover Rate[2]	18%	15%	9%	13%	22%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

S&P Small-Cap 600 Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

S&P Small-Cap 600 Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2021, the fund had contributed to Vanguard capital in the amount of $120,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

S&P Small-Cap 600 Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,653,957	—	—	3,653,957
Temporary Cash Investments	26,954	—	—	26,954
Total	3,680,911	—	—	3,680,911

Derivative Financial Instruments
Assets
Futures Contracts[1]	75	—	—	75
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	299,249
Total Distributable Earnings (Loss)	(299,249)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	25,182
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(131,044)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	715,031

S&P Small-Cap 600 Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	31,402	33,426
Long-Term Capital Gains	—	—
Total	31,402	33,426
*	Includes short-term capital gains, if any.
As of August 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,965,880
Gross Unrealized Appreciation	936,690
Gross Unrealized Depreciation	(221,659)
Net Unrealized Appreciation (Depreciation)	715,031
E.	During the year ended August 31, 2021, the fund purchased $1,374,650,000 of investment securities and sold $1,267,684,000 of investment securities, other than temporary cash investments. Purchases and sales include $701,390,000 and $710,529,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2021, such purchases were $50,690,000 and sales were $27,539,000, resulting in net realized gain (loss) of ($1,037,000); these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,041,411	5,900	637,530	4,725
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(744,203)	(4,425)	(629,186)	(4,625)
Net Increase (Decrease)—ETF Shares	297,208	1,475	8,344	100

S&P Small-Cap 600 Index Fund
	Year Ended August 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	435,486	1,155	452,335	1,707
Issued in Lieu of Cash Distributions	15,606	47	15,647	52
Redeemed	(659,600)	(1,790)	(257,688)	(983)
Net Increase (Decrease)—Institutional Shares	(208,508)	(588)	210,294	776
G.	Management has determined that no events or transactions occurred subsequent to August 31, 2021, that would require recognition or disclosure in these financial statements.

S&P Small-Cap 600 Value Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2011, Through August 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended August 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
S&P Small-Cap 600 Value Index Fund ETF Shares Net Asset Value	60.19%	12.40%	13.70%	$36,108
S&P Small-Cap 600 Value Index Fund ETF Shares Market Price	60.04	12.39	13.70	36,112
S&P SmallCap 600 Value Index	60.33	12.45	13.84	36,556
Dow Jones U.S. Total Stock Market Float Adjusted Index	33.32	17.95	16.16	44,721

	One Year	Five Years	Since Inception (11/19/2014)	Final Value of a $5,000,000 Investment
S&P Small-Cap 600 Value Index Fund Institutional Shares	60.32%	12.52%	10.93%	$10,105,699
S&P SmallCap 600 Value Index	60.33	12.45	10.90	10,085,428
Dow Jones U.S. Total Stock Market Float Adjusted Index	33.32	17.95	14.47	12,503,106
“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard(s).
Institutional Shares were first issued on December 15, 2010, and the sole shareholder redeemed shortly thereafter. Institutional Shares were next issued on November 19, 2014. The total returns shown are based on the period beginning November 19, 2014.
See Financial Highlights for dividend and capital gains information.

S&P Small-Cap 600 Value Index Fund
Cumulative Returns of ETF Shares: August 31, 2011, Through August 31, 2021
	One Year	Five Years	Ten Years
S&P Small-Cap 600 Value Index Fund ETF Shares Market Price	60.04%	79.29%	261.12%
S&P Small-Cap 600 Value Index Fund ETF Shares Net Asset Value	60.19	79.37	261.08
S&P SmallCap 600 Value Index	60.33	79.79	265.56
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

S&P Small-Cap 600 Value Index Fund
Fund Allocation
As of August 31, 2021
Communication Services	2.0%
Consumer Discretionary	14.1
Consumer Staples	3.5
Energy	5.8
Financials	24.4
Health Care	6.7
Industrials	16.9
Information Technology	7.9
Materials	6.0
Real Estate	10.3
Utilities	2.4
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Value Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (100.0%)
Communication Services (2.0%)
*	Cinemark Holdings Inc.	271,812	4,846
*	Meredith Corp.	101,935	4,384
*	AMC Networks Inc. Class A	77,169	3,668
	Cogent Communications Holdings Inc.	39,314	2,853
	EW Scripps Co. Class A	144,778	2,684
	Scholastic Corp.	75,413	2,507
*	Gannett Co. Inc.	341,313	2,167
*	Consolidated Communications Holdings Inc.	185,445	1,719
	Shenandoah Telecommunications Co.	43,834	1,308
	ATN International Inc.	27,715	1,264
*	Marcus Corp.	60,763	948
			28,348
Consumer Discretionary (14.1%)
*	Macy's Inc.	784,118	17,556
	Signet Jewelers Ltd.	131,743	10,434
*	Asbury Automotive Group Inc.	48,647	9,060
*	Bed Bath & Beyond Inc.	268,329	7,390
	Group 1 Automotive Inc.	42,964	7,108
*	ODP Corp.	134,744	6,356
*	Abercrombie & Fitch Co. Class A	155,913	5,575
*	Bloomin' Brands Inc.	203,791	5,460
*	Sally Beauty Holdings Inc.	284,453	5,288
	Core-Mark Holding Co. Inc.	113,433	5,218
	Strategic Education Inc.	62,165	4,866
	Monro Inc.	84,219	4,793
	Steven Madden Ltd.	118,200	4,784
*	M/I Homes Inc.	73,292	4,719
	Wolverine World Wide Inc.	129,308	4,637
*	Adtalem Global Education Inc.	124,058	4,590
*	Dave & Buster's Entertainment Inc.	120,375	4,504
	Oxford Industries Inc.	42,435	3,832
		Shares	Market Value• ($000)
	Kontoor Brands Inc.	65,270	3,522
*	Cheesecake Factory Inc.	75,280	3,512
*	G-III Apparel Group Ltd.	109,269	3,380
*	Children's Place Inc.	36,833	3,199
	MDC Holdings Inc.	57,156	2,986
	Sonic Automotive Inc. Class A	58,655	2,964
	Winnebago Industries Inc.	41,320	2,877
*	Brinker International Inc.	52,830	2,814
*	Boot Barn Holdings Inc.	29,353	2,621
*	American Axle & Manufacturing Holdings Inc.	286,122	2,538
*	BJ's Restaurants Inc.	58,619	2,507
*	Gentherm Inc.	28,248	2,424
	Caleres Inc.	96,698	2,378
	Guess? Inc.	96,649	2,338
*	Cavco Industries Inc.	8,978	2,294
	Aaron's Co. Inc.	85,722	2,273
*	Genesco Inc.	35,848	2,224
*	Designer Brands Inc. Class A	149,541	2,168
	Standard Motor Products Inc.	50,363	2,160
	La-Z-Boy Inc.	56,808	1,989
	Shoe Carnival Inc.	43,629	1,670
	Buckle Inc.	42,650	1,652
*	Chuy's Holdings Inc.	50,427	1,627
*	Chico's FAS Inc.	309,218	1,599
	Movado Group Inc.	42,430	1,533
	Ethan Allen Interiors Inc.	55,303	1,328
	Sturm Ruger & Co. Inc.	16,855	1,318
*	Conn's Inc.	48,923	1,203
*	Perdoceo Education Corp.	99,511	1,093
*	Ruth's Hospitality Group Inc.	50,804	1,041
*	Universal Electronics Inc.	20,516	1,036
*	Monarch Casino & Resort Inc.	16,029	1,016
*	Cooper-Standard Holdings Inc.	42,742	995
*	Red Robin Gourmet Burgers Inc.	39,560	968

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
*	Motorcar Parts of America Inc.	48,074	953
*	Zumiez Inc.	23,440	942
*	Unifi Inc.	37,828	879
	Cato Corp. Class A	48,878	844
	Haverty Furniture Cos. Inc.	23,480	837
*	Fossil Group Inc.	55,002	737
*	America's Car-Mart Inc.	5,600	724
*	Barnes & Noble Education Inc.	80,357	656
*	Vera Bradley Inc.	55,963	641
*	Liquidity Services Inc.	23,197	566
*	American Public Education Inc.	20,733	545
*	Fiesta Restaurant Group Inc.	45,020	541
*	El Pollo Loco Holdings Inc.	22,978	417
*	Regis Corp.	39,946	216
			196,915
Consumer Staples (3.5%)
	Edgewell Personal Care Co.	136,825	5,788
*	Simply Good Foods Co.	116,376	4,145
	J & J Snack Foods Corp.	21,536	3,527
	Universal Corp.	61,507	3,112
	PriceSmart Inc.	33,018	2,794
	Coca-Cola Consolidated Inc.	6,644	2,699
	Fresh Del Monte Produce Inc.	76,746	2,523
*	Chefs' Warehouse Inc.	81,747	2,471
*	United Natural Foods Inc.	66,293	2,440
	Vector Group Ltd.	160,393	2,409
	Andersons Inc.	78,469	2,384
	SpartanNash Co.	91,529	1,968
	John B Sanfilippo & Son Inc.	22,230	1,889
	Inter Parfums Inc.	25,039	1,816
*	Central Garden & Pet Co. Class A	38,953	1,623
*	elf Beauty Inc.	46,913	1,452
	Cal-Maine Foods Inc.	38,736	1,401
	Calavo Growers Inc.	24,762	1,162
	MGP Ingredients Inc.	15,617	1,020
*	USANA Health Sciences Inc.	10,484	1,017
*	Seneca Foods Corp. Class A	16,862	826
*	Central Garden & Pet Co.	9,737	448
*	TreeHouse Foods Inc.	8,144	305
			49,219
Energy (5.8%)
	PDC Energy Inc.	249,898	10,433
	Helmerich & Payne Inc.	271,174	7,300
	SM Energy Co.	275,856	5,269
	World Fuel Services Corp.	159,144	5,150
		Shares	Market Value• ($000)
	Matador Resources Co.	157,599	4,531
*	Green Plains Inc.	117,806	4,135
*	Range Resources Corp.	280,258	4,097
*	Callon Petroleum Co.	116,163	3,969
	Patterson-UTI Energy Inc.	471,221	3,657
*	Southwestern Energy Co.	701,493	3,192
*	Oceaneering International Inc.	251,526	3,094
*	PBF Energy Inc. Class A	241,029	2,507
	Archrock Inc.	324,824	2,495
*	Dril-Quip Inc.	88,823	2,158
	Core Laboratories NV	69,665	1,920
*	Par Pacific Holdings Inc.	112,367	1,853
*	Bristow Group Inc. Class A	58,433	1,844
*	CONSOL Energy Inc.	76,459	1,746
*	US Silica Holdings Inc.	187,586	1,647
*	ProPetro Holding Corp.	206,624	1,599
*	Nabors Industries Ltd.	16,463	1,388
*	Helix Energy Solutions Group Inc.	357,445	1,344
*	Laredo Petroleum Inc.	24,405	1,319
*	REX American Resources Corp.	13,176	1,117
*	Talos Energy Inc.	80,402	997
*	Oil States International Inc.	154,596	906
*	Penn Virginia Corp.	38,622	799
*	RPC Inc.	146,944	563
	Dorian LPG Ltd.	29,339	388
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	6,805	39
			81,456
Financials (24.4%)
	BankUnited Inc.	234,649	9,862
	Pacific Premier Bancorp Inc.	238,175	9,517
	Assured Guaranty Ltd.	189,691	9,458
	First Hawaiian Inc.	328,152	9,159
	Ameris Bancorp	175,470	8,640
	Investors Bancorp Inc.	567,284	8,118
	Simmons First National Corp. Class A	272,765	7,924
	Old National Bancorp	417,395	6,954
	First Bancorp	542,103	6,901
	American Equity Investment Life Holding Co.	216,134	6,849
	Cadence Bancorp Class A	313,747	6,749
	United Community Banks Inc.	218,447	6,591
	Columbia Banking System Inc.	180,575	6,566
	Independent Bank Group Inc.	92,130	6,489
	First Financial Bancorp	244,953	5,759
	WSFS Financial Corp.	119,522	5,428
	First Midwest Bancorp Inc.	287,924	5,393

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Community Bank System Inc.	72,001	5,328
	Apollo Commercial Real Estate Finance Inc.	323,655	5,033
	Trustmark Corp.	158,922	5,025
	Banner Corp.	87,669	5,015
	Renasant Corp.	141,753	4,976
	PennyMac Mortgage Investment Trust	246,890	4,792
*	Genworth Financial Inc. Class A	1,272,843	4,773
	Eagle Bancorp Inc.	80,283	4,632
	Veritex Holdings Inc.	124,220	4,463
	Seacoast Banking Corp. of Florida	139,241	4,447
	Horace Mann Educators Corp.	104,523	4,285
	Hope Bancorp Inc.	310,366	4,280
	Stewart Information Services Corp.	67,324	4,238
	New York Mortgage Trust Inc.	953,676	4,215
	Northwest Bancshares Inc.	319,777	4,164
	Independent Bank Corp. (Massachusetts)	53,095	4,072
	Provident Financial Services Inc.	182,100	4,019
	NBT Bancorp Inc.	109,058	3,911
	CVB Financial Corp.	189,360	3,855
*	Encore Capital Group Inc.	77,880	3,833
	Capitol Federal Financial Inc.	324,271	3,742
	Two Harbors Investment Corp.	559,508	3,693
	Hilltop Holdings Inc.	106,245	3,556
	FB Financial Corp.	84,392	3,476
	ProAssurance Corp.	135,416	3,453
	First Commonwealth Financial Corp.	241,611	3,267
	OFG Bancorp	129,629	3,086
*	Customers Bancorp Inc.	74,499	3,085
*	Enova International Inc.	92,286	3,044
	First Bancorp (XNGS)	71,513	2,986
	Employers Holdings Inc.	71,575	2,947
	S&T Bancorp Inc.	98,820	2,945
	Brookline Bancorp Inc.	196,288	2,938
	Southside Bancshares Inc.	77,716	2,929
	Dime Community Bancshares Inc.	88,734	2,928
	Safety Insurance Group Inc.	35,721	2,904
	Great Western Bancorp Inc.	91,314	2,827
	Lakeland Financial Corp.	36,988	2,456
	Tompkins Financial Corp.	30,270	2,409
	Flagstar Bancorp Inc.	47,851	2,367
	Heritage Financial Corp.	90,239	2,297
		Shares	Market Value• ($000)
	Berkshire Hills Bancorp Inc.	87,359	2,239
	Redwood Trust Inc.	178,432	2,225
	Ready Capital Corp.	144,621	2,214
	HomeStreet Inc.	53,890	2,201
	Preferred Bank	34,203	2,185
	Westamerica Bancorp	36,624	2,078
	James River Group Holdings Ltd.	56,393	2,075
	Ellington Financial Inc.	110,523	2,047
	Banc of California Inc.	112,628	2,024
	Piper Sandler Cos.	13,822	1,975
	ARMOUR Residential REIT Inc.	179,922	1,954
	Northfield Bancorp Inc.	115,626	1,954
	Granite Point Mortgage Trust Inc.	138,037	1,899
	Park National Corp.	16,164	1,895
*	SiriusPoint Ltd.	191,699	1,881
	Central Pacific Financial Corp.	71,398	1,807
	AMERISAFE Inc.	30,723	1,768
	Allegiance Bancshares Inc.	46,841	1,741
	Meta Financial Group Inc.	35,157	1,729
	Capstead Mortgage Corp.	244,335	1,683
	City Holding Co.	21,362	1,664
	TrustCo Bank Corp.	48,650	1,561
*	Bancorp Inc.	61,706	1,522
	Hanmi Financial Corp.	77,439	1,493
	KKR Real Estate Finance Trust Inc.	68,567	1,463
	United Fire Group Inc.	54,506	1,415
	Invesco Mortgage Capital Inc.	451,128	1,408
*	Donnelley Financial Solutions Inc.	42,079	1,403
	BancFirst Corp.	24,045	1,360
*	Blucora Inc.	68,404	1,123
*	Ambac Financial Group Inc.	76,922	1,084
	National Bank Holdings Corp. Class A	28,746	1,078
	WisdomTree Investments Inc.	164,368	1,037
	Universal Insurance Holdings Inc.	71,682	1,021
	B. Riley Financial Inc.	14,278	936
*	EZCORP Inc. Class A	133,379	919
*	World Acceptance Corp.	3,181	604
*	Selectquote Inc.	36,726	351
	Greenhill & Co. Inc.	14,805	218
	United Insurance Holdings Corp.	52,352	199
			340,481
Health Care (6.7%)
*	Prestige Consumer Healthcare Inc.	125,609	7,209

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
*	Myriad Genetics Inc.	193,830	6,935
*	Magellan Health Inc.	58,656	5,550
*	AMN Healthcare Services Inc.	43,898	4,983
*	Integer Holdings Corp.	49,669	4,907
	Select Medical Holdings Corp.	132,733	4,589
*	Lantheus Holdings Inc.	169,435	4,468
*	MEDNAX Inc.	132,021	4,239
	CONMED Corp.	32,133	4,220
	Owens & Minor Inc.	90,582	3,377
*	Varex Imaging Corp.	98,614	2,877
*	Glaukos Corp.	41,762	2,490
*	Natus Medical Inc.	85,442	2,266
*	Covetrus Inc.	100,036	2,260
*	Cross Country Healthcare Inc.	88,387	1,922
*	AngioDynamics Inc.	62,542	1,770
*	Cardiovascular Systems Inc.	49,296	1,764
*	RadNet Inc.	55,890	1,756
	US Physical Therapy Inc.	14,526	1,705
*	Inogen Inc.	27,002	1,598
*	Enanta Pharmaceuticals Inc.	26,301	1,504
*	CorVel Corp.	8,293	1,367
*	Orthofix Medical Inc.	31,588	1,339
*	Cutera Inc.	25,151	1,251
	Phibro Animal Health Corp. Class A	51,312	1,246
*	CryoLife Inc.	46,367	1,217
*	HealthStream Inc.	39,481	1,200
*	Vanda Pharmaceuticals Inc.	68,685	1,150
*	NextGen Healthcare Inc.	74,396	1,135
*	Eagle Pharmaceuticals Inc.	18,834	1,005
*	Anika Therapeutics Inc.	21,787	940
*	Apollo Medical Holdings Inc.	12,324	936
*	Hanger Inc.	37,924	906
*	Organogenesis Holdings Inc. Class A	46,677	796
*	Surmodics Inc.	12,595	757
*	Tivity Health Inc.	32,524	756
*	Invacare Corp.	88,170	746
*	OraSure Technologies Inc.	65,513	717
*	Amphastar Pharmaceuticals Inc.	32,422	637
*	Computer Programs & Systems Inc.	17,135	610
*	Cara Therapeutics Inc.	35,834	565
*	Endo International plc	229,559	526
*	ANI Pharmaceuticals Inc.	16,028	486
*	Spectrum Pharmaceuticals Inc.	183,333	431
		Shares	Market Value• ($000)
*	Ligand Pharmaceuticals Inc.	3,188	422
*,1	Lantheus Holdings Inc. CVR	75,410	—
			93,530
Industrials (16.9%)
*	Resideo Technologies Inc.	361,866	11,667
	ABM Industries Inc.	168,975	8,368
*	Hub Group Inc. Class A	84,806	5,953
*	SkyWest Inc.	126,520	5,902
	Korn Ferry	81,594	5,768
	UFP Industries Inc.	76,352	5,733
	Boise Cascade Co.	99,039	5,729
	Barnes Group Inc.	117,149	5,585
*	GMS Inc.	107,620	5,318
	SPX FLOW Inc.	65,936	5,310
*	Atlas Air Worldwide Holdings Inc.	69,383	5,077
	Granite Construction Inc.	115,350	4,676
	John Bean Technologies Corp.	31,200	4,552
	EnPro Industries Inc.	51,904	4,438
	Encore Wire Corp.	51,975	4,418
*	Meritor Inc.	182,232	4,323
	Aerojet Rocketdyne Holdings Inc.	103,034	4,278
	ArcBest Corp.	63,732	4,253
	UniFirst Corp.	18,445	4,225
	Watts Water Technologies Inc. Class A	24,330	4,174
	HNI Corp.	109,427	4,146
	Deluxe Corp.	105,984	4,064
	Brady Corp. Class A	74,351	3,965
*	Allegiant Travel Co.	20,565	3,958
	Mueller Industries Inc.	86,081	3,840
	Greenbrier Cos. Inc.	82,397	3,634
*	Harsco Corp.	198,773	3,626
	Moog Inc. Class A	45,551	3,619
	Applied Industrial Technologies Inc.	38,076	3,382
	Pitney Bowes Inc.	440,739	3,292
	Standex International Corp.	30,766	3,053
*	Raven Industries Inc.	52,305	3,052
	Albany International Corp. Class A	38,539	3,019
	Hillenbrand Inc.	64,241	2,982
*	SPX Corp.	47,724	2,982
	Matthews International Corp. Class A	79,456	2,942
*	CoreCivic Inc.	301,949	2,935
	Arcosa Inc.	55,628	2,827
*	AAR Corp.	83,345	2,821
	Apogee Enterprises Inc.	64,691	2,780
*	Veritiv Corp.	30,815	2,763
	Griffon Corp.	113,806	2,754
	Kaman Corp.	69,798	2,728

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
*	Hawaiian Holdings Inc.	128,209	2,592
*	TrueBlue Inc.	88,973	2,432
	ESCO Technologies Inc.	26,973	2,431
	Enerpac Tool Group Corp. Class A	88,956	2,238
	Interface Inc. Class A	147,899	2,127
*	NOW Inc.	276,601	2,124
	Heidrick & Struggles International Inc.	48,862	2,112
	Wabash National Corp.	129,936	2,019
	Quanex Building Products Corp.	84,188	1,983
*	MYR Group Inc.	18,539	1,928
	Tennant Co.	25,430	1,881
*	Triumph Group Inc.	99,975	1,846
	Lindsay Corp.	11,006	1,813
	ManTech International Corp. Class A	22,187	1,757
*	US Ecology Inc.	48,500	1,739
	Kelly Services Inc. Class A	84,473	1,642
	AZZ Inc.	27,771	1,487
*	Lydall Inc.	23,321	1,445
*	American Woodmark Corp.	20,160	1,420
	Astec Industries Inc.	22,366	1,367
*	DXP Enterprises Inc.	44,570	1,336
*	Viad Corp.	30,490	1,317
	Resources Connection Inc.	77,838	1,230
*	CIRCOR International Inc.	32,690	1,169
	National Presto Industries Inc.	13,130	1,097
*	Echo Global Logistics Inc.	32,926	1,083
	Insteel Industries Inc.	28,791	1,065
	Heartland Express Inc.	62,764	1,053
*	Matrix Service Co.	67,049	756
*	Titan International Inc.	70,117	583
	Powell Industries Inc.	22,445	568
	Park Aerospace Corp.	28,851	421
*	Team Inc.	77,942	349
			235,321
Information Technology (7.9%)
*	Insight Enterprises Inc.	88,886	9,145
*	Sanmina Corp.	163,640	6,461
	Kulicke & Soffa Industries Inc.	79,677	5,593
	InterDigital Inc.	77,488	5,588
*	3D Systems Corp.	166,949	5,082
*	Rogers Corp.	22,084	4,691
*	Knowles Corp.	233,663	4,673
*	Itron Inc.	54,388	4,569
*	Rambus Inc.	164,275	3,910
*	ePlus Inc.	33,880	3,667
*	Fabrinet	35,175	3,624
*	TTM Technologies Inc.	251,490	3,521
*	Plexus Corp.	30,834	2,831
*	NETGEAR Inc.	76,451	2,732
		Shares	Market Value• ($000)
	Methode Electronics Inc.	56,920	2,651
	ADTRAN Inc.	121,458	2,509
	Benchmark Electronics Inc.	89,827	2,428
*	Unisys Corp.	94,044	2,277
*	ScanSource Inc.	63,738	2,268
	Xperi Holding Corp.	97,246	2,078
*	SMART Global Holdings Inc.	42,064	2,038
	CSG Systems International Inc.	41,522	2,002
*	OSI Systems Inc.	19,685	1,948
*	Extreme Networks Inc.	178,054	1,928
	Progress Software Corp.	38,552	1,795
	Comtech Telecommunications Corp.	65,701	1,677
*	Bottomline Technologies DE Inc.	39,342	1,663
*	Ichor Holdings Ltd.	35,149	1,557
*	Axcelis Technologies Inc.	29,673	1,475
	CTS Corp.	38,354	1,345
	PC Connection Inc.	27,750	1,343
*	FARO Technologies Inc.	19,221	1,325
*	Veeco Instruments Inc.	56,970	1,298
*	Photronics Inc.	81,654	1,231
*	Harmonic Inc.	132,620	1,225
*	Diebold Nixdorf Inc.	104,608	1,138
*	Plantronics Inc.	33,617	1,001
*	Digi International Inc.	36,059	793
*	PDF Solutions Inc.	29,069	655
*	CalAmp Corp.	53,350	605
*	DSP Group Inc.	27,267	597
*	Daktronics Inc.	93,019	566
*	Applied Optoelectronics Inc.	62,350	457
*	BM Technologies Inc.	9,642	94
			110,054
Materials (6.0%)
*	Domtar Corp.	126,471	6,934
*	O-I Glass Inc.	397,535	6,015
*	Allegheny Technologies Inc.	320,520	5,724
	Trinseo SA	97,420	5,059
	Kaiser Aluminum Corp.	39,804	5,026
	HB Fuller Co.	64,304	4,345
	Carpenter Technology Corp.	120,618	4,023
*	Arconic Corp.	108,235	3,733
	Innospec Inc.	38,313	3,586
*	Kraton Corp.	80,710	3,400
	Schweitzer-Mauduit International Inc.	78,866	3,018
	Stepan Co.	24,705	2,904
	Warrior Met Coal Inc.	128,945	2,887
*	Ferro Corp.	134,815	2,804
*	AdvanSix Inc.	70,345	2,568

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Materion Corp.	31,725	2,317
	Neenah Inc.	42,507	2,142
	Glatfelter Corp.	112,165	1,772
*	Koppers Holdings Inc.	53,637	1,765
	SunCoke Energy Inc.	207,518	1,442
*	GCP Applied Technologies Inc.	58,612	1,397
*	Clearwater Paper Corp.	42,089	1,367
*	TimkenSteel Corp.	96,857	1,325
	Myers Industries Inc.	55,534	1,266
	Haynes International Inc.	32,007	1,256
	Mercer International Inc.	99,892	1,137
*	Rayonier Advanced Materials Inc.	160,456	1,133
	Tredegar Corp.	65,759	873
	Hawkins Inc.	21,513	815
*	Century Aluminum Co.	50,820	652
	Olympic Steel Inc.	22,911	625
	American Vanguard Corp.	37,638	577
	FutureFuel Corp.	37,751	302
			84,189
Real Estate (10.3%)
	Retail Properties of America Inc. Class A	540,428	7,144
	SITE Centers Corp.	424,456	6,838
	Agree Realty Corp.	85,912	6,405
	Lexington Realty Trust	445,839	6,032
	Brandywine Realty Trust	429,412	5,960
	Retail Opportunity Investments Corp.	298,541	5,398
	Washington REIT	212,762	5,349
*	Realogy Holdings Corp.	293,162	5,145
	American Assets Trust Inc.	126,158	5,024
*	Xenia Hotels & Resorts Inc.	286,554	4,992
	iStar Inc.	183,908	4,864
*	DiamondRock Hospitality Co.	529,344	4,785
	Service Properties Trust	415,022	4,744
	Acadia Realty Trust	217,358	4,612
	Kite Realty Group Trust	212,831	4,312
	Global Net Lease Inc.	239,740	4,076
*	Mack-Cali Realty Corp.	216,375	3,869
	Alexander & Baldwin Inc.	182,492	3,810
	Office Properties Income Trust	121,352	3,219
	Uniti Group Inc.	211,941	2,770
	Tanger Factory Outlet Centers Inc.	164,451	2,750
	Independence Realty Trust Inc.	130,671	2,676
	RPT Realty	203,673	2,636
	CareTrust REIT Inc.	119,060	2,618
	Easterly Government Properties Inc. Class A	119,983	2,564
		Shares	Market Value• ($000)
*	Summit Hotel Properties Inc.	266,169	2,481
	Industrial Logistics Properties Trust	90,097	2,471
	Four Corners Property Trust Inc.	84,071	2,405
	GEO Group Inc.	306,673	2,377
	Diversified Healthcare Trust	597,517	2,241
	LTC Properties Inc.	60,211	2,078
	Armada Hoffler Properties Inc.	152,144	2,043
	NexPoint Residential Trust Inc.	24,532	1,589
	Getty Realty Corp.	49,877	1,578
*	Chatham Lodging Trust	122,693	1,472
	Urstadt Biddle Properties Inc. Class A	75,939	1,449
	Centerspace	14,084	1,425
*	Marcus & Millichap Inc.	32,851	1,288
	Franklin Street Properties Corp.	243,706	1,170
	Universal Health Realty Income Trust	17,432	1,033
	Whitestone REIT	100,734	988
	RE/MAX Holdings Inc. Class A	27,637	926
	Saul Centers Inc.	19,243	887
*	Hersha Hospitality Trust Class A	92,803	870
			143,363
Utilities (2.4%)
	Avista Corp.	174,610	7,307
	South Jersey Industries Inc.	283,132	7,025
	Northwest Natural Holding Co.	76,992	3,961
	American States Water Co.	42,685	3,936
	California Water Service Group	52,364	3,328
	Chesapeake Utilities Corp.	21,689	2,835
	Middlesex Water Co.	24,127	2,640
	Unitil Corp.	37,968	1,883
			32,915
Total Common Stocks (Cost $1,222,348)			1,395,791

S&P Small-Cap 600 Value Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2] Vanguard Market Liquidity Fund, 0.068% (Cost $410)	4,101	410
Total Investments (100.0%) (Cost $1,222,758)		1,396,201
Other Assets and Liabilities—Net (0.0%)		(135)
Net Assets (100%)		1,396,066
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2021	5	568	24

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Assets and Liabilities
As of August 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,222,348)	1,395,791
Affiliated Issuers (Cost $410)	410
Total Investments in Securities	1,396,201
Investment in Vanguard	48
Cash	1,409
Cash Collateral Pledged—Futures Contracts	80
Receivables for Accrued Income	1,148
Receivables for Capital Shares Issued	3
Variation Margin Receivable—Futures Contracts	3
Total Assets	1,398,892
Liabilities
Payables for Investment Securities Purchased	2,151
Payables for Capital Shares Redeemed	585
Payables to Vanguard	90
Total Liabilities	2,826
Net Assets	1,396,066
At August 31, 2021, net assets consisted of:

Paid-in Capital	1,317,259
Total Distributable Earnings (Loss)	78,807
Net Assets	1,396,066

ETF Shares—Net Assets
Applicable to 7,475,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,327,825
Net Asset Value Per Share—ETF Shares	$177.64

Institutional Shares—Net Assets
Applicable to 183,524 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	68,241
Net Asset Value Per Share—Institutional Shares	$371.84
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Operations

Year Ended August 31, 2021
($000)
Investment Income
Income
Dividends	18,453
Interest[1]	1
Securities Lending—Net	292
Total Income	18,746
Expenses
The Vanguard Group—Note B
Investment Advisory Services	160
Management and Administrative—ETF Shares	1,187
Management and Administrative—Institutional Shares	35
Marketing and Distribution—ETF Shares	42
Marketing and Distribution—Institutional Shares	2
Custodian Fees	71
Auditing Fees	27
Shareholders’ Reports—ETF Shares	27
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Total Expenses	1,551
Net Investment Income	17,195
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	114,387
Futures Contracts	163
Realized Net Gain (Loss)	114,550
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	245,269
Futures Contracts	28
Change in Unrealized Appreciation (Depreciation)	245,297
Net Increase (Decrease) in Net Assets Resulting from Operations	377,042
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,000, $3,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $138,102,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,195	8,521
Realized Net Gain (Loss)	114,550	33,085
Change in Unrealized Appreciation (Depreciation)	245,297	(50,648)
Net Increase (Decrease) in Net Assets Resulting from Operations	377,042	(9,042)
Distributions
ETF Shares	(12,466)	(7,104)
Institutional Shares	(894)	(761)
Total Distributions	(13,360)	(7,865)
Capital Share Transactions
ETF Shares	491,658	138,867
Institutional Shares	(1,682)	12,441
Net Increase (Decrease) from Capital Share Transactions	489,976	151,308
Total Increase (Decrease)	853,658	134,401
Net Assets
Beginning of Period	542,408	408,007
End of Period	1,396,066	542,408
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$112.51	$123.23	$149.05	$118.23	$106.98
Investment Operations
Net Investment Income[1]	2.592	2.182	2.141	2.087	1.749
Net Realized and Unrealized Gain (Loss) on Investments	64.624	(10.786)	(25.811)	30.593	11.165
Total from Investment Operations	67.216	(8.604)	(23.670)	32.680	12.914
Distributions
Dividends from Net Investment Income	(2.086)	(2.116)	(2.150)	(1.860)	(1.664)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.086)	(2.116)	(2.150)	(1.860)	(1.664)
Net Asset Value, End of Period	$177.64	$112.51	$123.23	$149.05	$118.23
Total Return	60.19%	-7.08%	-15.93%	27.84%	12.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,328	$501	$373	$410	$210
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.61%	1.90%	1.66%	1.54%	1.49%
Portfolio Turnover Rate[2]	30%	46%	39%	34%	46%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$235.47	$257.69	$311.75	$247.26	$223.74
Investment Operations
Net Investment Income[1]	5.457	4.805	4.609	4.630	3.829
Net Realized and Unrealized Gain (Loss) on Investments	135.457	(22.489)	(53.914)	64.065	23.461
Total from Investment Operations	140.914	(17.684)	(49.305)	68.695	27.290
Distributions
Dividends from Net Investment Income	(4.544)	(4.536)	(4.755)	(4.205)	(3.770)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.544)	(4.536)	(4.755)	(4.205)	(3.770)
Net Asset Value, End of Period	$371.84	$235.47	$257.69	$311.75	$247.26
Total Return	60.32%	-6.94%	-15.87%	28.01%	12.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$68	$42	$35	$32	$12
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.67%	2.00%	1.73%	1.66%	1.61%
Portfolio Turnover Rate[2]	30%	46%	39%	34%	46%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

S&P Small-Cap 600 Value Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

S&P Small-Cap 600 Value Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2021, the fund had contributed to Vanguard capital in the amount of $48,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

S&P Small-Cap 600 Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,395,791	—	—	1,395,791
Temporary Cash Investments	410	—	—	410
Total	1,396,201	—	—	1,396,201

Derivative Financial Instruments
Assets
Futures Contracts[1]	24	—	—	24
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	137,900
Total Distributable Earnings (Loss)	(137,900)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	5,924
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(97,048)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	169,931

S&P Small-Cap 600 Value Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	13,360	7,865
Long-Term Capital Gains	—	—
Total	13,360	7,865
*	Includes short-term capital gains, if any.
As of August 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,226,270
Gross Unrealized Appreciation	236,898
Gross Unrealized Depreciation	(66,967)
Net Unrealized Appreciation (Depreciation)	169,931
E.	During the year ended August 31, 2021, the fund purchased $1,172,837,000 of investment securities and sold $676,752,000 of investment securities, other than temporary cash investments. Purchases and sales include $779,697,000 and $365,724,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2021, such purchases were $161,122,000 and sales were $88,856,000, resulting in net realized gain (loss) of ($9,940,000); these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	867,064	5,475	381,520	3,375
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(375,406)	(2,450)	(242,653)	(1,950)
Net Increase (Decrease)—ETF Shares	491,658	3,025	138,867	1,425

S&P Small-Cap 600 Value Index Fund
	Year Ended August 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	23,407	80	25,956	102
Issued in Lieu of Cash Distributions	782	3	598	2
Redeemed	(25,871)	(76)	(14,113)	(64)
Net Increase (Decrease)—Institutional Shares	(1,682)	7	12,441	40
G.	Management has determined that no events or transactions occurred subsequent to August 31, 2021, that would require recognition or disclosure in these financial statements.

S&P Small-Cap 600 Growth Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2011, Through August 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended August 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
S&P Small-Cap 600 Growth Index Fund ETF Shares Net Asset Value	47.68%	15.72%	15.31%	$41,560
S&P Small-Cap 600 Growth Index Fund ETF Shares Market Price	47.58	15.70	15.31	41,576
S&P SmallCap 600 Growth Index	47.84	15.88	15.49	42,225
Dow Jones U.S. Total Stock Market Float Adjusted Index	33.32	17.95	16.16	44,721
See Financial Highlights for dividend and capital gains information.

S&P Small-Cap 600 Growth Index Fund
Cumulative Returns of ETF Shares: August 31, 2011, Through August 31, 2021
	One Year	Five Years	Ten Years
S&P Small-Cap 600 Growth Index Fund ETF Shares Market Price	47.58%	107.32%	315.76%
S&P Small-Cap 600 Growth Index Fund ETF Shares Net Asset Value	47.68	107.51	315.60
S&P SmallCap 600 Growth Index	47.84	108.91	322.25
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

S&P Small-Cap 600 Growth Index Fund
Fund Allocation
As of August 31, 2021
Communication Services	1.3%
Consumer Discretionary	14.3
Consumer Staples	4.6
Energy	2.0
Financials	10.5
Health Care	17.8
Industrials	17.0
Information Technology	21.1
Materials	4.3
Real Estate	5.9
Utilities	1.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Growth Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Communication Services (1.3%)
*	TechTarget Inc.	27,135	2,295
	Cogent Communications Holdings Inc.	30,590	2,220
	Shenandoah Telecommunications Co.	37,294	1,112
*	QuinStreet Inc.	56,710	1,016
*	Cincinnati Bell Inc.	58,541	907
			7,550
Consumer Discretionary (14.2%)
*	Stamps.com Inc.	21,023	6,914
*	Meritage Homes Corp.	43,434	4,845
	Rent-A-Center Inc.	68,493	4,321
	LCI Industries	28,985	4,106
*	LGI Homes Inc.	25,180	4,037
*	Shake Shack Inc. Class A	41,739	3,621
	Installed Building Products Inc.	25,902	3,217
*	Dorman Products Inc.	32,772	3,076
	Shutterstock Inc.	25,592	2,950
*	Vista Outdoor Inc.	66,269	2,707
*	iRobot Corp.	32,241	2,615
*	Sleep Number Corp.	28,077	2,597
	Century Communities Inc.	33,671	2,360
*	Gentherm Inc.	25,088	2,153
	Patrick Industries Inc.	25,650	2,093
	MDC Holdings Inc.	37,596	1,964
*	Boot Barn Holdings Inc.	20,148	1,799
	Big Lots Inc.	36,664	1,784
	Hibbett Inc.	18,602	1,780
*	Dine Brands Global Inc.	19,697	1,629
*	Brinker International Inc.	28,361	1,511
*	Cavco Industries Inc.	5,681	1,452
	Steven Madden Ltd.	34,466	1,395
	Winnebago Industries Inc.	19,667	1,369
*	Tupperware Brands Corp.	57,001	1,361
	Kontoor Brands Inc.	24,414	1,317
	Wolverine World Wide Inc.	36,145	1,296
*	MarineMax Inc.	25,435	1,237
	Sturm Ruger & Co. Inc.	12,530	980
		Shares	Market Value• ($000)
	La-Z-Boy Inc.	27,144	950
*	Cheesecake Factory Inc.	18,574	866
*	Lumber Liquidators Holdings Inc.	33,451	698
	PetMed Express Inc.	23,166	638
*	America's Car-Mart Inc.	4,506	583
*	Zumiez Inc.	13,511	543
	Buckle Inc.	13,529	524
*	Liquidity Services Inc.	20,401	498
*	Monarch Casino & Resort Inc.	7,556	479
*	Fossil Group Inc.	29,246	392
*	Perdoceo Education Corp.	35,422	389
*	Universal Electronics Inc.	6,450	326
*	American Public Education Inc.	11,955	314
	Haverty Furniture Cos. Inc.	8,704	310
*	Ruth's Hospitality Group Inc.	13,512	277
*	El Pollo Loco Holdings Inc.	11,272	204
*	Regis Corp.	9,690	53
			80,530
Consumer Staples (4.6%)
	WD-40 Co.	15,730	3,769
*	Celsius Holdings Inc.	37,784	3,089
	Medifast Inc.	13,496	3,076
[1]	B&G Foods Inc.	74,320	2,256
*	Simply Good Foods Co.	43,514	1,550
*	United Natural Foods Inc.	34,259	1,261
	National Beverage Corp.	26,786	1,247
	J & J Snack Foods Corp.	7,425	1,216
*	Central Garden & Pet Co. Class A	27,645	1,152
	Vector Group Ltd.	73,525	1,104
	PriceSmart Inc.	11,819	1,000
	Coca-Cola Consolidated Inc.	2,284	928
	Cal-Maine Foods Inc.	25,405	919
*	USANA Health Sciences Inc.	8,499	825
*	elf Beauty Inc.	23,206	718
	Inter Parfums Inc.	8,913	646
	MGP Ingredients Inc.	7,978	521

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
	Calavo Growers Inc.	7,795	366
*	Central Garden & Pet Co.	6,956	320
			25,963
Energy (2.0%)
*	Renewable Energy Group Inc.	54,703	2,649
*	Range Resources Corp.	169,834	2,483
*	Southwestern Energy Co.	425,230	1,935
	Matador Resources Co.	54,195	1,558
*	DMC Global Inc.	21,495	863
	Bonanza Creek Energy Inc.	21,928	853
	Core Laboratories NV	21,162	583
	Dorian LPG Ltd.	17,666	233
			11,157
Financials (10.5%)
	ServisFirst Bancshares Inc.	54,067	3,970
	Walker & Dunlop Inc.	33,939	3,769
*	Trupanion Inc.	38,616	3,536
*	Green Dot Corp. Class A	62,471	3,264
*	Mr Cooper Group Inc.	78,093	3,036
*	Axos Financial Inc.	59,154	2,868
	Virtus Investment Partners Inc.	8,255	2,581
*	Palomar Holdings Inc.	24,963	2,242
*	NMI Holdings Inc. Class A	98,248	2,217
*	PRA Group Inc.	52,578	2,208
	Community Bank System Inc.	29,067	2,151
*	Triumph Bancorp Inc.	25,989	2,137
	Brightsphere Investment Group Inc.	68,314	1,858
	Flagstar Bancorp Inc.	32,702	1,617
	Piper Sandler Cos.	10,263	1,467
*	StoneX Group Inc.	19,116	1,332
	CVB Financial Corp.	60,150	1,225
*	eHealth Inc.	30,018	1,160
	Park National Corp.	8,984	1,053
	Independent Bank Corp. (Massachusetts)	13,663	1,048
	Meta Financial Group Inc.	20,553	1,011
	B. Riley Financial Inc.	13,827	906
	Hilltop Holdings Inc.	26,202	877
	HCI Group Inc.	7,514	839
	National Bank Holdings Corp. Class A	22,319	837
	Lakeland Financial Corp.	12,207	811
	Westamerica Bancorp	14,226	807
*	Bancorp Inc.	30,515	753
	Two Harbors Investment Corp.	104,832	692
	Great Western Bancorp Inc.	21,414	663
	City Holding Co.	8,244	642
	James River Group Holdings Ltd.	17,037	627
	Redwood Trust Inc.	47,785	596
		Shares	Market Value• ($000)
	BancFirst Corp.	10,461	592
*	World Acceptance Corp.	3,054	580
*	Donnelley Financial Solutions Inc.	14,975	499
	Berkshire Hills Bancorp Inc.	18,735	480
	AMERISAFE Inc.	8,174	470
*	Blucora Inc.	24,324	399
	Invesco Mortgage Capital Inc.	119,903	374
	WisdomTree Investments Inc.	53,856	340
*	Selectquote Inc.	33,782	323
*	Ambac Financial Group Inc.	17,958	253
	Greenhill & Co. Inc.	10,049	148
			59,258
Health Care (17.7%)
*	Omnicell Inc.	49,562	7,696
*	NeoGenomics Inc.	135,335	6,580
	Ensign Group Inc.	59,305	4,843
*	Merit Medical Systems Inc.	56,553	4,059
*	AMN Healthcare Services Inc.	34,166	3,879
*	Cytokinetics Inc.	93,818	3,093
*	Heska Corp.	11,367	3,016
*	Pacira BioSciences Inc.	50,532	2,996
*	Vericel Corp.	53,206	2,882
*	ModivCare Inc.	13,997	2,761
*	Corcept Therapeutics Inc.	120,495	2,564
*	Allscripts Healthcare Solutions Inc.	162,009	2,488
	CONMED Corp.	18,699	2,456
*	Xencor Inc.	66,864	2,265
	Select Medical Holdings Corp.	63,139	2,183
*	BioLife Solutions Inc.	36,156	2,110
*	Glaukos Corp.	33,998	2,027
*	Fulgent Genetics Inc.	20,305	1,853
*	Avanos Medical Inc.	55,184	1,821
*	Community Health Systems Inc.	142,551	1,755
*	Supernus Pharmaceuticals Inc.	60,875	1,676
	Owens & Minor Inc.	44,846	1,672
*	Addus HomeCare Corp.	17,338	1,559
*	Covetrus Inc.	68,666	1,551
*	Joint Corp.	15,147	1,548
	Mesa Laboratories Inc.	5,607	1,497
*	Integer Holdings Corp.	15,141	1,496
*	REGENXBIO Inc.	40,042	1,293
*	MEDNAX Inc.	38,599	1,239
*	Coherus Biosciences Inc.	76,562	1,223
	LeMaitre Vascular Inc.	19,649	1,113
*	CorVel Corp.	6,696	1,104
*	Innoviva Inc.	72,244	1,102
*	Meridian Bioscience Inc.	49,810	1,008

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
*	Tactile Systems Technology Inc.	22,591	1,005
	US Physical Therapy Inc.	8,158	958
*	Pennant Group Inc.	29,312	896
*	Cardiovascular Systems Inc.	23,570	844
*	Collegium Pharmaceutical Inc.	40,549	832
*	Tabula Rasa HealthCare Inc.	26,005	814
	Simulations Plus Inc.	17,599	780
*	RadNet Inc.	24,676	775
*	Apollo Medical Holdings Inc.	9,583	727
*	Tivity Health Inc.	28,596	665
*	Hanger Inc.	26,866	642
*	CryoLife Inc.	23,674	621
*	Organogenesis Holdings Inc. Class A	35,997	614
*	Surmodics Inc.	10,146	609
*	OraSure Technologies Inc.	52,636	576
*	Vanda Pharmaceuticals Inc.	32,381	542
*	Amphastar Pharmaceuticals Inc.	27,250	536
*	Inogen Inc.	8,919	528
*	Cara Therapeutics Inc.	32,962	520
*	Enanta Pharmaceuticals Inc.	8,620	493
*	NextGen Healthcare Inc.	29,886	456
*	Cutera Inc.	8,953	445
*	AngioDynamics Inc.	15,254	432
*	Endo International plc	162,633	372
*	Orthofix Medical Inc.	8,052	341
*	HealthStream Inc.	10,967	333
*	Zynex Inc.	22,276	299
*	Anika Therapeutics Inc.	6,581	284
*	Eagle Pharmaceuticals Inc.	4,800	256
*	Computer Programs & Systems Inc.	6,882	245
*	Spectrum Pharmaceuticals Inc.	101,434	238
*	Ligand Pharmaceuticals Inc.	1,283	170
*	ANI Pharmaceuticals Inc.	4,085	124
*,2	Lantheus Holdings Inc. CVR	35,713	—
			100,380
Industrials (16.9%)
*	Chart Industries Inc.	40,841	7,694
	Exponent Inc.	59,816	6,992
	Matson Inc.	49,851	3,947
	Franklin Electric Co. Inc.	44,268	3,762
	Watts Water Technologies Inc. Class A	20,545	3,525
	John Bean Technologies Corp.	22,226	3,242
	AAON Inc.	46,935	3,198
	Comfort Systems USA Inc.	41,643	3,164
*	Vicor Corp.	24,420	3,013
	Federal Signal Corp.	69,477	2,823
*	Gibraltar Industries Inc.	37,448	2,796
	Forward Air Corp.	31,362	2,765
		Shares	Market Value• ($000)
	UFP Industries Inc.	36,189	2,717
	Hillenbrand Inc.	56,996	2,646
*	AeroVironment Inc.	25,773	2,638
	Applied Industrial Technologies Inc.	27,208	2,416
*	Proto Labs Inc.	31,778	2,357
	UniFirst Corp.	9,095	2,083
*	SPX Corp.	30,124	1,882
	Alamo Group Inc.	11,358	1,761
	Korn Ferry	24,796	1,753
	ManTech International Corp. Class A	21,403	1,694
	Aerojet Rocketdyne Holdings Inc.	38,460	1,597
	ESCO Technologies Inc.	17,633	1,589
	Arcosa Inc.	29,866	1,518
	SPX FLOW Inc.	18,412	1,483
*	PGT Innovations Inc.	68,359	1,451
*	Allegiant Travel Co.	7,363	1,417
	Albany International Corp. Class A	17,620	1,380
	Lindsay Corp.	7,514	1,238
	Mueller Industries Inc.	26,242	1,171
	Brady Corp. Class A	21,736	1,159
*	MYR Group Inc.	10,825	1,126
	Marten Transport Ltd.	67,526	1,053
	Moog Inc. Class A	12,785	1,016
*	Raven Industries Inc.	17,337	1,012
	Astec Industries Inc.	15,937	974
	AZZ Inc.	16,121	863
*	American Woodmark Corp.	10,369	731
	Tennant Co.	9,858	729
	Enerpac Tool Group Corp. Class A	28,398	714
*	Forrester Research Inc.	12,680	603
*	Lydall Inc.	8,998	558
*	Echo Global Logistics Inc.	15,527	510
*	US Ecology Inc.	14,047	504
	Heartland Express Inc.	27,295	458
*	Triumph Group Inc.	24,368	450
*	Viad Corp.	9,598	414
	Insteel Industries Inc.	9,054	335
*	CIRCOR International Inc.	8,329	298
*	Titan International Inc.	25,987	216
	Park Aerospace Corp.	8,385	122
			95,557
Information Technology (21.0%)
	Power Integrations Inc.	69,601	7,561
*	MicroStrategy Inc. Class A	8,932	6,201
*	SPS Commerce Inc.	41,152	5,577
*	ExlService Holdings Inc.	38,393	4,728
*	LivePerson Inc.	73,590	4,717
*	Diodes Inc.	48,637	4,710
*	Perficient Inc.	37,922	4,521
*	Alarm.com Holdings Inc.	51,959	4,382

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
*	Viavi Solutions Inc.	262,377	4,274
*	Onto Innovation Inc.	56,276	4,172
*	MaxLinear Inc. Class A	78,718	4,111
	Advanced Energy Industries Inc.	44,086	3,976
*	Vonage Holdings Corp.	271,168	3,823
	Badger Meter Inc.	33,480	3,585
*	FormFactor Inc.	89,075	3,463
	EVERTEC Inc.	68,731	3,179
*	8x8 Inc.	126,107	3,045
*	Fabrinet	26,242	2,703
	Kulicke & Soffa Industries Inc.	34,894	2,449
*	Rogers Corp.	11,381	2,417
*	Ultra Clean Holdings Inc.	50,265	2,324
*	Itron Inc.	26,934	2,263
	TTEC Holdings Inc.	20,956	2,210
*	3D Systems Corp.	67,454	2,053
*	Cohu Inc.	55,579	1,983
*	Plexus Corp.	18,702	1,717
	Xperi Holding Corp.	75,837	1,621
	Progress Software Corp.	32,814	1,528
*	Agilysys Inc.	23,585	1,340
*	Rambus Inc.	54,244	1,291
*	CEVA Inc.	26,198	1,264
*	Axcelis Technologies Inc.	25,076	1,247
*	Bottomline Technologies DE Inc.	27,100	1,146
*	OSI Systems Inc.	10,186	1,008
	CSG Systems International Inc.	18,912	912
*	Plantronics Inc.	28,459	848
	Methode Electronics Inc.	18,135	845
*	FARO Technologies Inc.	12,115	835
*	Unisys Corp.	33,922	821
	Ebix Inc.	27,075	779
*	OneSpan Inc.	38,955	751
*	Veeco Instruments Inc.	31,799	725
*	Ichor Holdings Ltd.	16,180	717
*	Extreme Networks Inc.	63,901	692
	CTS Corp.	19,593	687
*	Arlo Technologies Inc.	92,878	576
*	Photronics Inc.	35,478	535
*	Harmonic Inc.	55,483	513
*	Digi International Inc.	22,551	496
*	PDF Solutions Inc.	20,597	464
*	Diebold Nixdorf Inc.	42,021	457
*	DSP Group Inc.	13,387	293
*	CalAmp Corp.	16,109	183
			118,718
Materials (4.3%)
	Balchem Corp.	37,228	5,227
*	Livent Corp.	183,135	4,555
	Quaker Chemical Corp.	15,181	3,934
*	Arconic Corp.	62,971	2,172
		Shares	Market Value• ($000)
	HB Fuller Co.	30,600	2,068
	Stepan Co.	13,266	1,559
	Innospec Inc.	10,748	1,006
*	Ferro Corp.	33,051	687
*	GCP Applied Technologies Inc.	28,775	686
	Materion Corp.	8,858	647
	Hawkins Inc.	11,901	451
*	Century Aluminum Co.	34,594	443
	Myers Industries Inc.	16,085	367
	American Vanguard Corp.	13,949	214
	FutureFuel Corp.	12,390	99
			24,115
Real Estate (5.9%)
	Innovative Industrial Properties Inc.	27,457	6,752
	Essential Properties Realty Trust Inc.	134,844	4,370
	Agree Realty Corp.	39,090	2,914
	Uniti Group Inc.	171,466	2,241
	St. Joe Co.	35,826	1,658
	Lexington Realty Trust	114,725	1,552
	Safehold Inc.	16,501	1,479
	Four Corners Property Trust Inc.	48,973	1,401
	Community Healthcare Trust Inc.	26,345	1,278
	CareTrust REIT Inc.	56,669	1,246
	Independence Realty Trust Inc.	57,479	1,177
	NexPoint Residential Trust Inc.	14,823	960
	Industrial Logistics Properties Trust	33,795	927
	Easterly Government Properties Inc. Class A	41,473	886
	Centerspace	8,510	861
	Tanger Factory Outlet Centers Inc.	40,638	680
	Getty Realty Corp.	20,033	634
	LTC Properties Inc.	17,547	606
*	Marcus & Millichap Inc.	12,677	497
	Universal Health Realty Income Trust	6,727	398
	RE/MAX Holdings Inc. Class A	9,066	304
	Saul Centers Inc.	6,056	279
			33,100
Utilities (1.2%)
	California Water Service Group	34,410	2,187
	American States Water Co.	22,861	2,108

S&P Small-Cap 600 Growth Index Fund
	Shares	Market Value• ($000)
Chesapeake Utilities Corp.	10,264	1,341
Middlesex Water Co.	9,027	988
		6,624
Total Common Stocks (Cost $469,884)		562,952
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[3,4] Vanguard Market Liquidity Fund, 0.068% (Cost $4,488)	44,882	4,488
Total Investments (100.4%) (Cost $474,372)		567,440
Other Assets and Liabilities—Net (-0.4%)		(1,986)
Net Assets (100%)		565,454
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,116,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $2,161,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2021	22	2,498	(1)

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Assets and Liabilities
As of August 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $469,884)	562,952
Affiliated Issuers (Cost $4,488)	4,488
Total Investments in Securities	567,440
Investment in Vanguard	19
Cash	63
Cash Collateral Pledged—Futures Contracts	150
Receivables for Investment Securities Sold	19
Receivables for Accrued Income	228
Receivables for Capital Shares Issued	3
Variation Margin Receivable—Futures Contracts	5
Total Assets	567,927
Liabilities
Payables for Investment Securities Purchased	255
Collateral for Securities on Loan	2,161
Payables for Capital Shares Redeemed	20
Payables to Vanguard	37
Total Liabilities	2,473
Net Assets	565,454
At August 31, 2021, net assets consisted of:

Paid-in Capital	544,916
Total Distributable Earnings (Loss)	20,538
Net Assets	565,454

ETF Shares—Net Assets
Applicable to 2,425,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	565,454
Net Asset Value Per Share—ETF Shares	$233.18
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Operations

Year Ended August 31, 2021
($000)
Investment Income
Income
Dividends	4,379
Interest[1]	—
Securities Lending—Net	76
Total Income	4,455
Expenses
The Vanguard Group—Note B
Investment Advisory Services	72
Management and Administrative	556
Marketing and Distribution	21
Custodian Fees	25
Auditing Fees	27
Shareholders’ Reports	13
Trustees’ Fees and Expenses	—
Total Expenses	714
Net Investment Income	3,741
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	60,663
Futures Contracts	136
Realized Net Gain (Loss)	60,799
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	92,988
Futures Contracts	(2)
Change in Unrealized Appreciation (Depreciation)	92,986
Net Increase (Decrease) in Net Assets Resulting from Operations	157,526
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were less than $1,000. Purchases and sales are for temporary cash investment purposes.
2	Includes $64,150,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,741	3,355
Realized Net Gain (Loss)	60,799	31,473
Change in Unrealized Appreciation (Depreciation)	92,986	(23,188)
Net Increase (Decrease) in Net Assets Resulting from Operations	157,526	11,640
Distributions
Total Distributions	(2,856)	(3,615)
Capital Share Transactions
Issued	342,033	157,186
Issued in Lieu of Cash Distributions	—	—
Redeemed	(257,126)	(231,591)
Net Increase (Decrease) from Capital Share Transactions	84,907	(74,405)
Total Increase (Decrease)	239,577	(66,380)
Net Assets
Beginning of Period	325,877	392,257
End of Period	565,454	325,877
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$158.96	$152.33	$179.42	$132.10	$117.25
Investment Operations
Net Investment Income[1]	1.625	1.464	1.475	1.222	1.222
Net Realized and Unrealized Gain (Loss) on Investments	73.892	6.656	(27.154)	47.288	14.762
Total from Investment Operations	75.517	8.120	(25.679)	48.510	15.984
Distributions
Dividends from Net Investment Income	(1.297)	(1.490)	(1.411)	(1.190)	(1.134)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.297)	(1.490)	(1.411)	(1.190)	(1.134)
Net Asset Value, End of Period	$233.18	$158.96	$152.33	$179.42	$132.10
Total Return	47.68%	5.37%	-14.32%	36.92%	13.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$565	$326	$392	$547	$264
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.16%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.79%	0.97%	0.94%	0.80%	0.95%
Portfolio Turnover Rate[2]	35%	57%	47%	37%	48%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. The fund has not issued any Institutional Shares as of August 31, 2021.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

S&P Small-Cap 600 Growth Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

S&P Small-Cap 600 Growth Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2021, the fund had contributed to Vanguard capital in the amount of $19,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	562,952	—	—	562,952

S&P Small-Cap 600 Growth Index Fund
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Temporary Cash Investments	4,488	—	—	4,488
Total	567,440	—	—	567,440

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1	—	—	1
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	64,103
Total Distributable Earnings (Loss)	(64,103)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,451
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(72,812)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	91,899

S&P Small-Cap 600 Growth Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	2,856	3,615
Long-Term Capital Gains	—	—
Total	2,856	3,615
*	Includes short-term capital gains, if any.
As of August 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	475,541
Gross Unrealized Appreciation	118,285
Gross Unrealized Depreciation	(26,386)
Net Unrealized Appreciation (Depreciation)	91,899
E.	During the year ended August 31, 2021, the fund purchased $489,068,000 of investment securities and sold $404,505,000 of investment securities, other than temporary cash investments. Purchases and sales include $303,791,000 and $237,199,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2021, such purchases were $80,513,000 and sales were $104,686,000, resulting in net realized gain (loss) of ($7,895,000); these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Year Ended August 31,
	2021 Shares (000)	2020 Shares (000)

ETF Shares
Issued	1,750	1,075
Issued in Lieu of Cash Distributions	—	—
Redeemed	(1,375)	(1,600)
Net Increase (Decrease) in Shares Outstanding—ETF Shares	375	(525)
G.	Management has determined that no events or transactions occurred subsequent to August 31, 2021, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund and Vanguard S&P Small-Cap 600 Growth Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund and Vanguard S&P Small-Cap 600 Growth Index Fund (three of the funds constituting Vanguard Admiral Funds, hereafter collectively referred to as the "Funds") as of August 31, 2021, the related statements of operations for the year ended August 31, 2021, the statements of changes in net assets for each of the two years in the period ended August 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2021 and each of the financial highlights for each of the five years in the period ended August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the transfer agent or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2021 tax information (unaudited) for Vanguard S&P Small-Cap 600 Index Funds
This information for the fiscal year ended August 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The funds distributed qualified dividend income to shareholders during the fiscal year as follows:
Fund	($000)
S&P Small-Cap 600 Index Fund	24,723
S&P Small-Cap 600 Value Index Fund	10,861
S&P Small-Cap 600 Growth Index Fund	2,730
The funds distributed qualified business income to shareholders during the fiscal year as follows:
Fund	($000)
S&P Small-Cap 600 Index Fund	6,145
S&P Small-Cap 600 Value Index Fund	1,565
S&P Small-Cap 600 Growth Index Fund	126
For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:
Fund	Percentage
S&P Small-Cap 600 Index Fund	82.0%
S&P Small-Cap 600 Value Index Fund	81.5
S&P Small-Cap 600 Growth Index Fund	93.0

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Admiral Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

The S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index (the “Indexes”) are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund particularly or the ability of the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund into consideration in determining, composing or calculating the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices and amount of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund or the timing of the issuance or sale of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund or in the determination or calculation of the equation by which Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small- Cap 600 Growth Index Fund. There is no assurance that investment products based on the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD S&P SMALL-CAP 600 INDEX FUND, VANGUARD S&P SMALL-CAP 600 VALUE INDEX FUND, AND VANGUARD S&P SMALL-CAP 600 GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

This page intentionally left blank.

The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the BMW Group Mobility Council.

Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Chris D. McIsaac
Joseph Brennan	Thomas M. Rampulla
Mortimer J. Buckley	Karin A. Risi
Gregory Davis	Anne E. Robinson
John James	Michael Rollings
John T. Marcante	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964 and 7,720,749.
Vanguard Marketing Corporation, Distributor.
Q18450 102021

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended August 31, 2021: $241,000
Fiscal Year Ended August 31, 2020: $277,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2021: $11,244,694
Fiscal Year Ended August 31, 2020: $10,761,407

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended August 31, 2021: $2,955,181
Fiscal Year Ended August 31, 2020: $2,915,863

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended August 31, 2021: $2,047,574
Fiscal Year Ended August 31, 2020: $247,168

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended August 31, 2021: $280,000
Fiscal Year Ended August 31, 2020: $115,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)        For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2021: $2,327,574
Fiscal Year Ended August 31, 2020: $362,168

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)      Code of Ethics filed herewith.

(a)(2)      Certifications filed herewith.

(b)          Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD ADMIRAL FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: October 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: October 20, 2021

VANGUARD ADMIRAL FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: October 20, 2021

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.